N-4	Apr. 15, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV
Entity Central Index Key	0001209501
Entity Investment Company Type	N-4
Document Period End Date	Apr. 15, 2024
Amendment Flag	false
New York Life Premier Variable Annuity II
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount from your policy within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is
7% of the amount withdrawn during the first two Payment Years following the premium payment (8% during the first year for policies applied for before May 1, 2019) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first
Payment Year, you could pay a surrender charge of up to $7,000
($8,000 for policies applied for before May 1, 2019) on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. A Rider Risk Charge Adjustment (“Cancellation
Charge”) may apply if you discontinue the investment preservation rider.
CHARGES AND DEDUCTIONS –Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS -Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount from your policy within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is
7% of the amount withdrawn during the first two Payment Years following the premium payment (8% during the first year for policies applied for before May 1, 2019) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first
Payment Year, you could pay a surrender charge of up to $7,000
($8,000 for policies applied for before May 1, 2019) on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. A Rider Risk Charge Adjustment (“Cancellation
Charge”) may apply if you discontinue the investment preservation rider.
CHARGES AND DEDUCTIONS –Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
ANNUAL FEE (for policies applied for on or after May 1, 2016)	Minimum	Maximum
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.35%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,420.17	HIGHEST ANNUAL COST $3,389.07

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS -Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

ANNUAL FEE (for policies applied for before May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.10%	1.50%	Charges and Deductions – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	Charges and Deductions – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	1.30%	Charges and Deductions – Optional Benefit Expenses -

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Reset Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider (10 year Holding Period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $ 1,506.90	HIGHEST ANNUAL COST $3,568.34

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value (Minimum Base Contract Charge) and as a percentage of Premium Payment (Maximum Base Contract Charge).As a percentage of Accumulation Value(Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.35%
Optional Benefits Footnotes [Text Block]	[3] The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,420.17	HIGHEST ANNUAL COST $3,389.07

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $ 1,506.90	HIGHEST ANNUAL COST $3,568.34

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,420.17
Highest Annual Cost [Dollars]	$ 3,389.07
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment preservation rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, plus the Fixed Account, some of which may not be available under your policy.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.•You are required to have a minimum Accumulation Value for some optional benefits.•We may modify or discontinue an optional benefit at any time.•Some optional benefits cannot be cancelled without surrendering your policy.•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR THE IPR 5.0 The current charge for the IPR 5.0 for policies with an application signed on or after May 1, 2024 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after May 1, 2024 are:
Holding Period	Percentage
7 Year Holding Period	90%
10 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS The current charge for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2024:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR reset (Policies applied for between May 1, 2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2024
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	0.95%
	11 Year Holding Period	0.80%
	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%
Table Of Fees And Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge (Policies Applied For On Or After May 1, 2019)	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge (Policies Applied For Before May 1, 2019)	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
		Guaranteed Maximum Charge	Current Charge
Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 (Cancellation Charge)*** (one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed) *The 7 year Holding Period is only available with applications signed on or after November 13, 2023 **11 year Holding Period is not available with IPR 4.0 and IPR 5.0 ***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package	7 Year Holding Period*	2.00%	2.00%
	10 Year Holding Period	2.00%	2.00%
	11 Year Holding Period**	2.00%	2.00%
	12 Year Holding Period	2.00%	2.00%
	13 Year Holding Period	2.00%	2.00%
	14 Year Holding Period	2.00%	2.00%
	15 Year Holding Period	2.00%	2.00%
	20 Year Holding Period	1.00%	1.00%
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Contract Charges(Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4] for Policies applied for on or after May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.30% (During the Surrender Charge Period for the initial premium)	1.20% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)
	1.10% (After the Surrender Charge Period for the initial premium)	1.00% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)
Base Contract Expenses[4] for Policies applied for before May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.30% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)
	1.10% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value.[2]As an annualized percentage of Adjusted Premium Payments.[3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0 and IPR 5.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR 5.0 Reset with a Rider Reset Effective Date on or after May 1, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).		1.00%	0.25%
* The 7 year Holding Period is only available with applications signed on or after November 13, 2023 The following table applies to Optional Benefits that are no longer available for purchase:
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.10%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.65%
	13 Year Holding Period	1.50%	0.50%
	14 Year Holding Period	1.50%	0.40%
	15 Year Holding Period	1.50%	0.30%
	20 Year Holding Period	1.50%	0.50%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.35%
	11 Year Holding Period	2.00%	1.10%
	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between May 1, 2017 and November 12, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.35%
	11 Year Holding Period	2.00%	1.10%
	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between November 13, 2017 and April 30, 2018)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 3.0 Reset with a Rider Reset Effective Date on or after May 1, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 3.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 4.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 4.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Annual Death Benefit Reset Rider (ADBR) (Purchased prior to May 1, 2016)	Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS––Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.30% (if the oldest Owner was age 65 or younger when the policy was issued)
		0.35% (if the oldest Owner was age 66 to 75 inclusive when the policy was issued)
IPR + ADBR Package (policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Current charge for IPR portion of the IPR + ADBR package if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024*	Current Charge for the ADBR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	2.50%	See Rate Sheet Prospectus Supplement for Current Rates	0.25%
	11 Year Holding Period	2.50%		0.25%
	12 Year Holding Period	2.00%		0.25%
	13 Year Holding Period	2.00%		0.25%
	14 Year Holding Period	2.00%		0.25%
	15 Year Holding Period	2.00%		0.25%
	20 Year Holding Period	2.00%		0.25%
* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.38%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.39%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.2Fee waivers and expense reimbursements are expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Portfolio company.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSCharges for Resets of the Investment Preservation Rider (“IPR”), Investment Preservation Rider 2.0 (“IPR 2.0”), Investment Preservation Rider 3.0 (“IPR 3.0”), the Investment Preservation Rider 4.0 (“IPR 4.0”) and Investment Preservation Rider 5.0 (IPR 5.0)
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2016 and November 12, 2017 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.30%
	11 Year Holding Period	2.00%	1.05%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.80%
	13 Year Holding Period	1.50%	0.65%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date between November 13, 2017 and April 30 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 2.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 2.0 Reset with a Rider Reset Effective Date between November 13, 2017 and April 30 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR 2.0 Reset with a Rider Reset Effective Date between May 1, 2019 and April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 3.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 4.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 5.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 5.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period	2.00%	0.80%
	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Charges for IPR Portion of the IPR + ADBR Package For policies applied for before May 1, 2016 and IPR resets with a Rider Reset Effective Date on or prior to April 30, 2024:
IPR + ADBR Package		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	2.50%	0.95%
	11 Year Holding Period	2.50%	0.80%
	12 Year Holding Period	2.00%	0.65%
	13 Year Holding Period	2.00%	0.55%
	14 Year Holding Period	2.00%	0.50%
	15 Year Holding Period	2.00%	0.40%
	20 Year Holding Period	2.00%	0.50%
Charges for IPR 5.0 for policies with an application signed on or before April 30, 2024 are as follows:
ANNUAL CHARGES FOR IPR 5.0
IPR 5.0		Current Charge
(calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period	0.80%
	10 Year Holding Period	0.70%
	12 Year Holding Period	0.70%
	13 Year Holding Period	0.60%
	14 Year Holding Period	0.55%
	15 Year Holding Period	0.50%
	20 Year Holding Period	0.60%
The percentages applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or before April 30, 2024 are:
IPR GUARANTEE PERCENTAGE
7 Year Holding Period	90%
10 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Transaction Expenses [Table Text Block]	Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge (Policies Applied For On Or After May 1, 2019)	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Payment Year	1	2	3	4	5	6	7	8+
Surrender Charge (Policies Applied For Before May 1, 2019)	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a policy year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
		Guaranteed Maximum Charge	Current Charge
Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 (Cancellation Charge)*** (one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed) *The 7 year Holding Period is only available with applications signed on or after November 13, 2023 **11 year Holding Period is not available with IPR 4.0 and IPR 5.0 ***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package	7 Year Holding Period*	2.00%	2.00%
	10 Year Holding Period	2.00%	2.00%
	11 Year Holding Period**	2.00%	2.00%
	12 Year Holding Period	2.00%	2.00%
	13 Year Holding Period	2.00%	2.00%
	14 Year Holding Period	2.00%	2.00%
	15 Year Holding Period	2.00%	2.00%
	20 Year Holding Period	1.00%	1.00%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR THE IPR 5.0 The current charge for the IPR 5.0 for policies with an application signed on or after May 1, 2024 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after May 1, 2024 are:
Holding Period	Percentage
7 Year Holding Period	90%
10 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS The current charge for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2024:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR reset (Policies applied for between May 1, 2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	1.00%
11 Year Holding Period	0.85%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2024
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	0.95%
	11 Year Holding Period	0.80%
	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%
Annual Policy Expenses Base Contract Charges(Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4] for Policies applied for on or after May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.30% (During the Surrender Charge Period for the initial premium)	1.20% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)
	1.10% (After the Surrender Charge Period for the initial premium)	1.00% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)
Base Contract Expenses[4] for Policies applied for before May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.30% (During the Surrender Charge Period for the initial premium)	1.30% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)
	1.10% (After the Surrender Charge Period for the initial premium)	1.10% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value.[2]As an annualized percentage of Adjusted Premium Payments.[3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0 and IPR 5.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR 5.0 Reset with a Rider Reset Effective Date on or after May 1, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period*	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	10 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).		1.00%	0.25%
* The 7 year Holding Period is only available with applications signed on or after November 13, 2023 The following table applies to Optional Benefits that are no longer available for purchase:
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.10%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.65%
	13 Year Holding Period	1.50%	0.50%
	14 Year Holding Period	1.50%	0.40%
	15 Year Holding Period	1.50%	0.30%
	20 Year Holding Period	1.50%	0.50%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.35%
	11 Year Holding Period	2.00%	1.10%
	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between May 1, 2017 and November 12, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.35%
	11 Year Holding Period	2.00%	1.10%
	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between November 13, 2017 and April 30, 2018)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 3.0 Reset with a Rider Reset Effective Date on or after May 1, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	11 Year Holding Period	2.00%
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 3.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 4.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges
	12 Year Holding Period	1.50%
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 4.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Annual Death Benefit Reset Rider (ADBR) (Purchased prior to May 1, 2016)	Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS––Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.30% (if the oldest Owner was age 65 or younger when the policy was issued)
		0.35% (if the oldest Owner was age 66 to 75 inclusive when the policy was issued)
IPR + ADBR Package (policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Current charge for IPR portion of the IPR + ADBR package if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024*	Current Charge for the ADBR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	2.50%	See Rate Sheet Prospectus Supplement for Current Rates	0.25%
	11 Year Holding Period	2.50%		0.25%
	12 Year Holding Period	2.00%		0.25%
	13 Year Holding Period	2.00%		0.25%
	14 Year Holding Period	2.00%		0.25%
	15 Year Holding Period	2.00%		0.25%
	20 Year Holding Period	2.00%		0.25%
* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSCharges for Resets of the Investment Preservation Rider (“IPR”), Investment Preservation Rider 2.0 (“IPR 2.0”), Investment Preservation Rider 3.0 (“IPR 3.0”), the Investment Preservation Rider 4.0 (“IPR 4.0”) and Investment Preservation Rider 5.0 (IPR 5.0)
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2016 and November 12, 2017 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.30%
	11 Year Holding Period	2.00%	1.05%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.80%
	13 Year Holding Period	1.50%	0.65%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date between November 13, 2017 and April 30 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 2.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 2.0 Reset with a Rider Reset Effective Date between November 13, 2017 and April 30 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.15%
	11 Year Holding Period	2.00%	1.00%
	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR 2.0 Reset with a Rider Reset Effective Date between May 1, 2019 and April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 3.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	1.00%
	11 Year Holding Period	2.00%	0.85%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 4.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 5.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 5.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period	2.00%	0.80%
	10 Year Holding Period	2.00%	0.70%
	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Charges for IPR Portion of the IPR + ADBR Package For policies applied for before May 1, 2016 and IPR resets with a Rider Reset Effective Date on or prior to April 30, 2024:
IPR + ADBR Package		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	10 Year Holding Period	2.50%	0.95%
	11 Year Holding Period	2.50%	0.80%
	12 Year Holding Period	2.00%	0.65%
	13 Year Holding Period	2.00%	0.55%
	14 Year Holding Period	2.00%	0.50%
	15 Year Holding Period	2.00%	0.40%
	20 Year Holding Period	2.00%	0.50%
Charges for IPR 5.0 for policies with an application signed on or before April 30, 2024 are as follows:
ANNUAL CHARGES FOR IPR 5.0
IPR 5.0		Current Charge
(calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	7 Year Holding Period	0.80%
	10 Year Holding Period	0.70%
	12 Year Holding Period	0.70%
	13 Year Holding Period	0.60%
	14 Year Holding Period	0.55%
	15 Year Holding Period	0.50%
	20 Year Holding Period	0.60%
The percentages applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or before April 30, 2024 are:
IPR GUARANTEE PERCENTAGE
7 Year Holding Period	90%
10 Year Holding Period	105%
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Administrative Expense, Footnotes [Text Block]	We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0 and IPR 5.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.
Base Contract Expense, Footnotes [Text Block]	We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.
Optional Benefit Expense, Footnotes [Text Block]	* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 3.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 4.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.38%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.39%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.2Fee waivers and expense reimbursements are expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.38%
Portfolio Company Expenses Maximum [Percent]	1.42%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$10,729.37	$18,707.06	$25,781.54	$43,841.61

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,729.37
Surrender Expense, 3 Years, Maximum [Dollars]	18,707.06
Surrender Expense, 5 Years, Maximum [Dollars]	25,781.54
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,841.61
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$10,729.37	$13,205.15	$22,064.54	$43,841.61

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,729.37
Annuitized Expense, 3 Years, Maximum [Dollars]	13,205.15
Annuitized Expense, 5 Years, Maximum [Dollars]	22,064.54
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 43,841.61
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$4,391.00	$13,205.15	$22,064.54	$43,841.61

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,391.00
No Surrender Expense, 3 Years, Maximum [Dollars]	13,205.15
No Surrender Expense, 5 Years, Maximum [Dollars]	22,064.54
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,841.61
Item 5. Principal Risks [Table Text Block]	Principal Risks
This section is intended to summarize the principal risks of investing in the policy. Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierIIProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The investment preservation riders require that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by your particular investment preservation rider will be reduced proportionally by any such withdrawals. If your Accumulation Value is less than amount guaranteed by your investment preservation rider at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of the benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). If you cancel your investment preservation rider, you will be assessed a cancellation charge, which could significantly increase your costs under the policy.•The IPR Death Benefit that is payable under the investment preservation riders may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount under the investment preservation riders. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 for more information on IPR Death Benefit calculations.)•The Future Income Rider allows you to purchase a future stream of guaranteed income, however there are limits as to the amount of future income that can be purchased and you are subject to an initial waiting period. Additionally, you must make all purchases at least two years before the Future Income Start Date or annuitization of the base policy, whichever comes first.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.•The Waiver of Surrender Charges for Home Health Care Qualifying Event Rider only provides a benefit if you are 76 or older when you purchase the policy and if you receive Home Health Care Services from a Home Health Care Provider for at least 60 days during the 6 months immediately prior to requesting a partial withdrawal or surrender. Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. There are restrictions that may limit the investments that you may choose if you choose one of the investment preservation riders. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market. Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable. DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
For policies issued to
policyowners aged 80 or
younger, the Standard Death
Benefit guarantees that your
beneficiaries will receive the
greater of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; or (iii) the Step-up
Death Benefit. For policies
issued to policyowners aged
81 to 85, the Standard Death
Benefit guarantees that your
beneficiaries will receive the
greater of: (i) your
Accumulation Value; or
(ii) the Return of Premium
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
policy. •The rider is not available for Inherited Non-Qualified policies.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR, IPR 2.0, IPR 3.0, IPR 4.0, IPR 5.0 Death Benefit
A death benefit that is
available if you purchase the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0. This death
benefit guarantees that your
beneficiaries will receive the
greatest of the: (1) Standard
Death Benefit under the
policy; (ii) any death benefit
available under any other
rider attached to the policy;
or (iii) the IPR death benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the
investment preservation
riders may require that the
Owner hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the investment
preservation rider. If the
Owner dies prior to the end
of that required waiting
period, the IPR Death
Benefit will be equal to the
first policy year premiums
less any proportional
withdrawals. (See
DESCRIPTION OF
BENEFITS – IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0 for more information on
IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0 Investment Preservation Rider 4.0 (no longer available for purchase)
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.

Maximum Charge: 2.00%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%

(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B, 1C
and 1D.
•For IPR, Premium
Payments made after the
first Policy Year are not
included in the guaranteed
amount. For IPR 2.0, IPR
3.0 and IPR 4.0, premiums
are only permitted (a) in
the first Policy Year or (b)
after a specified Holding
Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).

•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset. See the Rate Sheet
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Prospectus Supplement for current applicable reset rates. •IPR Reset rights may be suspended or discontinued and are subject to age limits.
•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Investment Preservation Rider 5.0
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.

Maximum Charge: 2.00%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum Rider Risk Charge
Adjustment (Cancellation
Charge): 2.00%

(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Only available at the time
of application to
policyowners aged 75 or
younger (70 or younger for
the 20-year Holding
Period).
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1C and
1D.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.

•IPR Reset rights may be suspended or discontinued and are subject to age limits. •We apply a one-time
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
charge if you cancel the rider (Rider Risk Charge Adjustment). •Availability subject to maximum age conditions.
•The rider is not available for 403(b), Inherited IRA, Inherited Roth IRA, or Inherited Non-Qualified policies.
OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•Unemployment must be for
at least 60 consecutive
days.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.

Waiver of Surrender Charges for Home Health Care Qualifying Event Rider	Waives 100% of Surrender Charges if eligible Owner receives Home Health Care Services by a Home Health Care Provider.	None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Only available at time of
application for Owners who
are age 76 or greater when

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

the policy is issued.
•Owner must have received
Home Health Care
Services from a Home
Health Care Provider for at
least 60 days during the
six-month period
immediately preceding the
partial withdrawal or
surrender. The Home
Health Care Provider must
be an organization or
individual that is licensed to
provide home health care
to chronically ill individuals
in their home or residence.
•We reserve the right to
request satisfactory proof
of eligibility prior to each
request for a partial
withdrawal or full policy
surrender.

Future Income Rider (no longer available for applications signed on or after May 1, 2017)	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).	None
•A Future Income Purchase
will proportionally reduce
the guaranteed amounts
under an investment
preservation rider or your
death benefit.
•Future Income Payment
amounts are based on a
variety of factors in effect
at the time of each Future
Income Purchase.
•Amounts used for a Future
Income Purchase are no
longer available for
withdrawal or annuitization.
•Future Income Start Date
is subject to minimum and
maximum waiting periods.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Division at a pre-set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money	None	•Cannot be used with the Automatic Asset
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.
Rebalancing option, or with
an investment preservation
rider.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment of at least $2,000 is
made. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Pate
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
account and are subject to its claims-paying ability.
Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi-annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
(but this amount may be
reduced at our discretion)
and a minimum of $2,000
to continue as scheduled.

Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
For policies issued to
policyowners aged 80 or
younger, the Standard Death
Benefit guarantees that your
beneficiaries will receive the
greater of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; or (iii) the Step-up
Death Benefit. For policies
issued to policyowners aged
81 to 85, the Standard Death
Benefit guarantees that your
beneficiaries will receive the
greater of: (i) your
Accumulation Value; or
(ii) the Return of Premium
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
policy. •The rider is not available for Inherited Non-Qualified policies.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR, IPR 2.0, IPR 3.0, IPR 4.0, IPR 5.0 Death Benefit
A death benefit that is
available if you purchase the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0. This death
benefit guarantees that your
beneficiaries will receive the
greatest of the: (1) Standard
Death Benefit under the
policy; (ii) any death benefit
available under any other
rider attached to the policy;
or (iii) the IPR death benefit.
Maximum Charge: 2.00% (as an annualized percentage of the amount that is guaranteed)
•Only available at the time
of application.
•The IPR Death Benefit that
is payable under the
investment preservation
riders may require that the
Owner hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the investment
preservation rider. If the
Owner dies prior to the end
of that required waiting
period, the IPR Death
Benefit will be equal to the
first policy year premiums
less any proportional
withdrawals. (See
DESCRIPTION OF
BENEFITS – IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0 for more information on
IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.
•Only payable if the
Owner’s spouse does not
elect to continue the policy

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0 Investment Preservation Rider 4.0 (no longer available for purchase)
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.

Maximum Charge: 2.00%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%

(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B, 1C
and 1D.
•For IPR, Premium
Payments made after the
first Policy Year are not
included in the guaranteed
amount. For IPR 2.0, IPR
3.0 and IPR 4.0, premiums
are only permitted (a) in
the first Policy Year or (b)
after a specified Holding
Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).

•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset. See the Rate Sheet
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Prospectus Supplement for current applicable reset rates. •IPR Reset rights may be suspended or discontinued and are subject to age limits.
•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Investment Preservation Rider 5.0
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.

Maximum Charge: 2.00%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum Rider Risk Charge
Adjustment (Cancellation
Charge): 2.00%

(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Only available at the time
of application to
policyowners aged 75 or
younger (70 or younger for
the 20-year Holding
Period).
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1C and
1D.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.

•IPR Reset rights may be suspended or discontinued and are subject to age limits. •We apply a one-time
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
charge if you cancel the rider (Rider Risk Charge Adjustment). •Availability subject to maximum age conditions.
•The rider is not available for 403(b), Inherited IRA, Inherited Roth IRA, or Inherited Non-Qualified policies.
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•Unemployment must be for
at least 60 consecutive
days.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.

Waiver of Surrender Charges for Home Health Care Qualifying Event Rider	Waives 100% of Surrender Charges if eligible Owner receives Home Health Care Services by a Home Health Care Provider.	None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Only available at time of
application for Owners who
are age 76 or greater when

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

the policy is issued.
•Owner must have received
Home Health Care
Services from a Home
Health Care Provider for at
least 60 days during the
six-month period
immediately preceding the
partial withdrawal or
surrender. The Home
Health Care Provider must
be an organization or
individual that is licensed to
provide home health care
to chronically ill individuals
in their home or residence.
•We reserve the right to
request satisfactory proof
of eligibility prior to each
request for a partial
withdrawal or full policy
surrender.

Future Income Rider (no longer available for applications signed on or after May 1, 2017)	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).	None
•A Future Income Purchase
will proportionally reduce
the guaranteed amounts
under an investment
preservation rider or your
death benefit.
•Future Income Payment
amounts are based on a
variety of factors in effect
at the time of each Future
Income Purchase.
•Amounts used for a Future
Income Purchase are no
longer available for
withdrawal or annuitization.
•Future Income Start Date
is subject to minimum and
maximum waiting periods.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Division at a pre-set level.	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money	None	•Cannot be used with the Automatic Asset
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.
Rebalancing option, or with
an investment preservation
rider.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment of at least $2,000 is
made. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Pate
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under
the DCA Advantage
Account (including principal
and interest) are payable
from NYLIAC's general

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
account and are subject to its claims-paying ability.
Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi-annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
(but this amount may be
reduced at our discretion)
and a minimum of $2,000
to continue as scheduled.

Guaranteed Minimum Death Benefit [Text Block]	For policies issued to policyowners aged 80 or younger, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; or (iii) the Step-up Death Benefit. For policies issued to policyowners aged 81 to 85, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Optional Benefit Expense, Footnotes [Text Block]	* For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 3.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 4.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Item 17. Portfolio Companies (N-4) [Text Block]	Portfolios Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierIIProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR or IPR 2.0, your available Allocation Options are listed in APPENDIX 1B. If you purchased the IPR 3.0,IPR 4.0 or IPR 5.0 (12-15 year and 20-year Holding Periods options), your available Allocation Options are listed in APPENDIX 1C. If you purchased the IPR 4.0(10 Year Holding Period option) or IPR 5.0 (7-year and 10-year Holding Periods options), your available Allocation Options are listed in APPENDIX 1D.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.+Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.++Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierIIProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR or IPR 2.0, your available Allocation Options are listed in APPENDIX 1B. If you purchased the IPR 3.0,IPR 4.0 or IPR 5.0 (12-15 year and 20-year Holding Periods options), your available Allocation Options are listed in APPENDIX 1C. If you purchased the IPR 4.0(10 Year Holding Period option) or IPR 5.0 (7-year and 10-year Holding Periods options), your available Allocation Options are listed in APPENDIX 1D.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Model Portfolios,Investment Divisions and Asset Allocation Models available with IPR 3.0;IPR 4.0 and IPR 5.0 (12–15 and 20–year Holding Period options)Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative (For IPR 4.0 and IPR 5.0, only available with 20-year holding period)
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
MainStay VP Bond
MainStay VP MacKay U.S. Infrastructure Bond
MainStay VP PIMCO Real Return
MainStay VP U.S. Government Money Market
American Funds IS The Bond Fund of America®
American Funds IS Capital World Bond Fund®
American Funds IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio

Fidelity® VIP Investment Grade Bond Portfolio
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Portfolio (U.S.
Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
MainStay VP Floating Rate MainStay VP MacKay High Yield Corporate Bond MainStay VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
MainStay VP American Century Sustainable Equity
MainStay VP Epoch U.S. Equity Yield
MainStay VP Hedge Multi-Strategy
MainStay VP MacKay Convertible
MainStay VP S&P 500 Index
MainStay VP Wellington U.S. Equity
MainStay VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio
American Funds IS Growth Fund
American Funds IS Washington Mutual Investors FundSM

BNY Mellon Sustainable U.S. Equity Portfolio
ClearBridge Variable Appreciation Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
MFS® Investors Trust Series
MFS® Research Series
Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
MainStay VP Small Cap Growth
MainStay VP Wellington Mid Cap
MainStay VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio Macquarie VIP Small Cap Value Series MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
MainStay VP PineStone International Equity
American Funds IS Global Small Capitalization Fund
American Funds IS New World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Index Portfolio

Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Value Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
MainStay VP CBRE Global Infrastructure MainStay VP Fidelity Institutional AM® Utilities MainStay VP Natural Resources BNY Mellon IP Technology Growth Portfolio	Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Morgan Stanley VIF U.S. Real Estate Portfolio Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
MainStay VP Balanced
MainStay VP Conservative Allocation
MainStay VP Income Builder
MainStay VP Janus Henderson Balanced
MainStay VP Moderate Allocation
American Funds IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability; not available with IPR 5.0)
Moderately Aggressive		Moderate
10%	MainStay VP S&P 500 Index	10%	MainStay VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	MainStay VP Bond
7%	MainStay VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds IS Washington Mutual Investors FundSM	7%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP Wellington Mid Cap	7%	MainStay VP MacKay High Yield Corporate Bond
6%	MainStay VP Bond	6%	MainStay VP MacKay U.S. Infrastructure Bond
6%	MFS® Investors Trust Series	5%	MainStay VP PIMCO Real Return
5%	MainStay VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	MFS® Investors Trust Series
5%	MFS® Research Series	5%	MFS® Research Series
Moderately Aggressive		Moderate
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	ClearBridge Variable Appreciation Portfolio	5%	American Funds IS Washington Mutual Investors FundSM
5%	MainStay VP PineStone International Equity	5%	MainStay VP Wellington Mid Cap
5%	American Funds IS New World Fund®	5%	American Funds IS New World Fund®
5%	MFS® International Intrinsic Value Portfolio	5%	MFS® International Intrinsic Value Portfolio
Moderately Conservative		Conservative
10%	MainStay VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	MainStay VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	MainStay VP MacKay U.S. Infrastructure Bond
8%	MainStay VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	MainStay VP PIMCO Real Return	7%	MainStay VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	MainStay VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	MainStay VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	MFS® Investors Trust Series	4%	American Funds IS Washington Mutual Investors FundSM
5%	MFS® Research Series	3%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	MainStay VP Wellington Mid Cap
5%	American Funds IS Washington Mutual Investors FundSM
5%	MainStay VP Wellington Mid Cap
Option 4 – Asset Allocation Models (subject to availability; not available with IPR 5.0)
Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.
New York Life Premier Variable Annuity II | LiquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
New York Life Premier Variable Annuity II | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]	Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The investment preservation riders require that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by your particular investment preservation rider will be reduced proportionally by any such withdrawals. If your Accumulation Value is less than amount guaranteed by your investment preservation rider at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of the benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). If you cancel your investment preservation rider, you will be assessed a cancellation charge, which could significantly increase your costs under the policy.•The IPR Death Benefit that is payable under the investment preservation riders may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the Guaranteed Amount under the investment preservation riders. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 for more information on IPR Death Benefit calculations.)•The Future Income Rider allows you to purchase a future stream of guaranteed income, however there are limits as to the amount of future income that can be purchased and you are subject to an initial waiting period. Additionally, you must make all purchases at least two years before the Future Income Start Date or annuitization of the base policy, whichever comes first.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.•The Waiver of Surrender Charges for Home Health Care Qualifying Event Rider only provides a benefit if you are 76 or older when you purchase the policy and if you receive Home Health Care Services from a Home Health Care Provider for at least 60 days during the 6 months immediately prior to requesting a partial withdrawal or surrender.
New York Life Premier Variable Annuity II | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses.
New York Life Premier Variable Annuity II | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. There are restrictions that may limit the investments that you may choose if you choose one of the investment preservation riders. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.
New York Life Premier Variable Annuity II | PotentiallyHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Premier Variable Annuity II | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market.
New York Life Premier Variable Annuity II | FixedAccountRatesMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable.
New York Life Premier Variable Annuity II | DCAAdvantageAccountRatesMember
Prospectus:
Principal Risk [Text Block]	DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable.
New York Life Premier Variable Annuity II | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
New York Life Premier Variable Annuity II | RisksAffectingOurAdministrationOfYourPolicyMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
New York Life Premier Variable Annuity II | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]	Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierIIProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Variable Annuity II | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment preservation rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
New York Life Premier Variable Annuity II | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options (e.g., the Fixed Account and DCA Advantage Account) you choose.•Each investment option has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA Advantage Account before making an investment decision.
New York Life Premier Variable Annuity II | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019.
Principal Risk [Text Block]	Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019.
New York Life Premier Variable Annuity II | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP American Century Sustainable Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	12.66%
Average Annual Total Returns, 10 Years [Percent]	8.46%
New York Life Premier Variable Annuity II | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	5.90%
New York Life Premier Variable Annuity II | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.45%
New York Life Premier Variable Annuity II | MainstayVPCandriamEmergingMarketsPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP Candriam Emerging Markets Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Candriam
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	(0.17%)
New York Life Premier Variable Annuity II | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP CBRE Global Infrastructure — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	(2.84%)
New York Life Premier Variable Annuity II | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Conservative Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	3.82%
New York Life Premier Variable Annuity II | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Epoch U.S. Equity Yield — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	6.91%
New York Life Premier Variable Annuity II | MainstayVPEquityAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Equity Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.62%
New York Life Premier Variable Annuity II | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Fidelity Institutional AM®Utilities — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.71%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.15%
New York Life Premier Variable Annuity II | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Floating Rate — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.54%
New York Life Premier Variable Annuity II | MainstayVPGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Growth Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	5.96%
New York Life Premier Variable Annuity II | MainstayVPHedgeMultiStrategyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC (“IndexIQ”)
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	(1.67%)
New York Life Premier Variable Annuity II | MainstayVPIncomeBuilderServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	4.75%
New York Life Premier Variable Annuity II | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	7.78%
New York Life Premier Variable Annuity II | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Convertible — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	8.23%
New York Life Premier Variable Annuity II | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay High Yield Corporate Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.47%
New York Life Premier Variable Annuity II | Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.49%
New York Life Premier Variable Annuity II | MainStayVPMacKayUSInfrastructureBondServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.72%
New York Life Premier Variable Annuity II | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Moderate Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.90%
New York Life Premier Variable Annuity II | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Natural Resources — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	18.96%
Average Annual Total Returns, 10 Years [Percent]	2.79%
New York Life Premier Variable Annuity II | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP PIMCO Real Return — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.01%
New York Life Premier Variable Annuity II | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	3.85%
New York Life Premier Variable Annuity II | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	25.83%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]	11.53%
New York Life Premier Variable Annuity II | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Small Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory, LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	7.26%
New York Life Premier Variable Annuity II | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	MainStay VP U.S. Government Money Market — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
New York Life Premier Variable Annuity II | MainstayVPWellingtonGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	38.26%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	10.05%
New York Life Premier Variable Annuity II | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Mid Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	6.39%
New York Life Premier Variable Annuity II | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Small Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.99%
New York Life Premier Variable Annuity II | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington U.S. Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.27%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	10.19%
New York Life Premier Variable Annuity II | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Winslow Large Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	42.70%
Average Annual Total Returns, 5 Years [Percent]	17.29%
Average Annual Total Returns, 10 Years [Percent]	13.18%
New York Life Premier Variable Annuity II | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
New York Life Premier Variable Annuity II | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
New York Life Premier Variable Annuity II | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
New York Life Premier Variable Annuity II | AmericanFundsISCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
New York Life Premier Variable Annuity II | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
New York Life Premier Variable Annuity II | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
New York Life Premier Variable Annuity II | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
New York Life Premier Variable Annuity II | AmericanFundsISUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
New York Life Premier Variable Annuity II | AmericanFundsISWashingtonMutualInvestorsFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
New York Life Premier Variable Annuity II | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
New York Life Premier Variable Annuity II | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	4.21%
New York Life Premier Variable Annuity II | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	59.00%
Average Annual Total Returns, 5 Years [Percent]	15.31%
Average Annual Total Returns, 10 Years [Percent]	12.94%
New York Life Premier Variable Annuity II | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	14.85%
Average Annual Total Returns, 10 Years [Percent]	10.18%
New York Life Premier Variable Annuity II | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC ("FTFA")
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	13.79%
New York Life Premier Variable Annuity II | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Portfolio Company Subadviser [Text Block]	Threadneedle International Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(7.14%)
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	(0.97%)
New York Life Premier Variable Annuity II | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	2.20%
New York Life Premier Variable Annuity II | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
New York Life Premier Variable Annuity II | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	21.67%
Average Annual Total Returns, 5 Years [Percent]	13.39%
Average Annual Total Returns, 10 Years [Percent]	8.40%
New York Life Premier Variable Annuity II | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	2.63%
New York Life Premier Variable Annuity II | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	0.64%
New York Life Premier Variable Annuity II | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
New York Life Premier Variable Annuity II | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
New York Life Premier Variable Annuity II | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
New York Life Premier Variable Annuity II | FidelityVIPExtendedMarketIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”)
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	11.02%
New York Life Premier Variable Annuity II | FidelityVIPFundsManager60PortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.26%
New York Life Premier Variable Annuity II | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
New York Life Premier Variable Annuity II | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
New York Life Premier Variable Annuity II | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.89%
New York Life Premier Variable Annuity II | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
New York Life Premier Variable Annuity II | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
New York Life Premier Variable Annuity II | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.05%
New York Life Premier Variable Annuity II | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.53%
New York Life Premier Variable Annuity II | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.18%
New York Life Premier Variable Annuity II | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.31%
New York Life Premier Variable Annuity II | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.31%
New York Life Premier Variable Annuity II | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	4.07%
New York Life Premier Variable Annuity II | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
New York Life Premier Variable Annuity II | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
New York Life Premier Variable Annuity II | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New York Life Premier Variable Annuity II | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
New York Life Premier Variable Annuity II | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.66%
New York Life Premier Variable Annuity II | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
New York Life Premier Variable Annuity II | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
New York Life Premier Variable Annuity II | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	3.89%
New York Life Premier Variable Annuity II | MFSResearchSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Research Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.12%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	10.55%
New York Life Premier Variable Annuity II | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.26%
New York Life Premier Variable Annuity II | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.96%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	8.69%
New York Life Premier Variable Annuity II | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
New York Life Premier Variable Annuity II | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.54%
New York Life Premier Variable Annuity II | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
New York Life Premier Variable Annuity II | PIMCOVITShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
New York Life Premier Variable Annuity II | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
New York Life Premier Variable Annuity II | PrincipalVCRealEstateSecuritiesAccountClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account — Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.44%
New York Life Premier Variable Annuity II | PutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Putnam VT International Value Fund — Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
New York Life Premier Variable Annuity II | VoyaGrowthandIncomePortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.06%
Average Annual Total Returns, 5 Years [Percent]	15.90%
Average Annual Total Returns, 10 Years [Percent]	11.02%
New York Life Premier Variable Annuity II | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
New York Life Premier Variable Annuity II | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP MacKay Strategic Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
New York Life Premier Variable Annuity II | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	May 01, 2016
New York Life Premier Variable Annuity II | Previously Offered [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Offered Ending [Date]	May 01, 2019
New York Life Premier Variable Annuity II | IPR507YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPR5010YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR5012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR5013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR5014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR5015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR5020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRR10YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRR10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRR11YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRR11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRR12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRR12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRR13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRR13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRR14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRR14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRR15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Variable Annuity II | IPRR15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRR20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRR20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset10YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset11YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset7YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRandADBRPackage10YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage10YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
New York Life Premier Variable Annuity II | IPRandADBRPackage11YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage11YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPRandADBRPackage12YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage12YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Variable Annuity II | IPRandADBRPackage13YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage13YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRandADBRPackage14YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage14YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRandADBRPackage15YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage15YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Variable Annuity II | IPRandADBRPackage20YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPRandADBRPackage20YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | AnnualDeathBenefitResetADBRRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
policy. •The rider is not available for Inherited Non-Qualified policies.

Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your Policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. You cannot cancel this Rider without surrendering your policy. The rider is not available for Inherited Non-Qualified polices. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at the VPSC. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS –The Standard Death Benefit–Death Before Annuity Commencement”); or(b)the “ADBR Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary,” less proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or(c)any death benefit available under any other rider attached to the policy.We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until, for Policies applied for on or after May 1, 2019, you reach age 85 and, for Policies applied for before May 1, 2019, until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust applied for on or after May 1, 2019, the ADBR Reset Value will be calculated until any grantor reaches age 85, and for Policies applied for before May 1, 2019, reaches age 80. On the First Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary; and (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Reductions since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains in-force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on and after May 1, 2016) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made)(2)the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value)(3)the current Accumulation Value is $240,000(4)you make a withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)(5)you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal(6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)(7)the charge for the ADBR Rider is assessed (for policies applied for on and after May 1, 2016): 0.25% annually (0.0625% per quarter)(8)the Death Benefit is the greatest of:a)the Accumulation Value= $225,000b)the Return of Premium Death Benefit= $187, 500 calculated as described below:To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction.The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 ADBR Reset Value, which is the greatest of:1.the Accumulation Value= $225,0002.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments made since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below:To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625.The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00 In this example, your Beneficiary would receive $234,375.00. The ADBR Rider ends upon the earliest of the following: 1)the Annuity Commencement Date,2)the date you surrender the policy,3)an ownership change or assignment of the policy, other than as described in the rider, or4)the date we terminate the policy.Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
New York Life Premier Variable Annuity II | InvestmentPreservationRider40DeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	IPR 4.0A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

Name of Benefit [Text Block]	IPR 4.0A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Operation of Benefit [Text Block]	IPR 4.0 Death BenefitThe IPR 4.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). For the 10, 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 4.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 4.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 4.0 Death Benefit immediately preceding the withdrawal. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 4.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 4.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 4.0 Death Benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR 4.0. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 4.0 Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a Partial Withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively).
Calculation Method of Benefit [Text Block]	For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000, so your Guaranteed Amount is $100,000. Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,000. Your IPR Guaranteed Amount after the withdrawal would be $75,000. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR 4.0. If, however, there had been no negative market performance and you made a premium payment of $20,000 instead of a withdrawal, the effect on your Guaranteed Amount would be to increase your Guaranteed Amount by $20,000 so that it is now $120,000. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit.
New York Life Premier Variable Annuity II | InvestmentPreservationRider30DeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	IPR 3.0A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

Name of Benefit [Text Block]	IPR 3.0A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Operation of Benefit [Text Block]	IPR 3.0 Death BenefitThe IPR 3.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). For the 10, 11, 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 3.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 3.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 3.0 Death Benefit immediately preceding the withdrawal. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 3.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 3.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 3.0 Death Benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR 3.0. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 3.0 Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a Partial Withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively).
Calculation Method of Benefit [Text Block]	For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000, so your Guaranteed Amount is $100,000. Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,000. Your Guaranteed Amount after the withdrawal would be $75,000. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR 3.0. If, however, there had been no negative market performance and you made a premium payment of $20,000 instead of a withdrawal, the effect on your Guaranteed Amount would be to increase your Guaranteed Amount by $20,000 so that it is now $120,000. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit.
New York Life Premier Variable Annuity II | InvestmentPreservationRider20DeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	IPR 2.0A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

Name of Benefit [Text Block]	IPR 2.0A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Operation of Benefit [Text Block]	IPR 2.0 Death BenefitThe IPR 2.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). For the 10, 11, 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 2.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 2.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 2.0 Death Benefit immediately preceding the withdrawal. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 2.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 2.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 2.0 Death Benefit immediately preceding the withdrawal. Payment of a death benefit terminates the IPR 2.0. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 2.0 Death Benefit, Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively).
Calculation Method of Benefit [Text Block]	For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000, so your Guaranteed Amount is $100,000. Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,000. Your Guaranteed Amount after the withdrawal would be $75,000. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR 2.0. If, however, there had been no negative market performance and you made a premium payment of $20,000 instead of a withdrawal, the effect on your Guaranteed Amount would be to increase your Guaranteed Amount by $20,000 so that it is now $120,000. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit.
New York Life Premier Variable Annuity II | IPRDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	IPR
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

Name of Benefit [Text Block]	IPR
Operation of Benefit [Text Block]	IPR Death BenefitIf the policyowner dies within two Policy Years of the last day of the Rider term (Holding Period End Date) then in effect, the death benefit will equal the Guaranteed Amount for that Rider term, if that Guaranteed Amount is higher than death benefit payable under the policy (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.). However, if there is an ADBR Rider in effect, and the death benefit under the ADBR Rider is higher than the Standard Death Benefit or the Guaranteed Amount, we will pay the death benefit available under the ADBR Rider. Payment of a death benefit terminates the IPR. If the Owner dies before the last two Policy Years of the last day of the IPR Rider term (Holding Period End Date) then in effect, the death benefit payable will be the greater of the Standard Death Benefit or the death benefit under the ADBR Rider, if applicable.

New York Life Premier Variable Annuity II | InvestmentPreservationRider50DeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	IPR 5.0 Death Benefit
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0. This death benefit guarantees that your beneficiaries will receive the greatest of the: (1) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•See the next table
“OPTIONAL LIVING
BENEFITS AVAILABLE
FOR A FEE—IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0” for more information
about the restrictions and
limitations applicable to the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 and IPR 5.0.

Name of Benefit [Text Block]	IPR 5.0 Death Benefit
Operation of Benefit [Text Block]	IPR 5.0 Death BenefitThe IPR 5.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). If you purchased your policy on or prior to November 12, 2023: For the 10, 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider date page (See the Rate Sheet Prospectus Supplement for the IPR Guaranteed Amount Percentage applicable for new purchases); or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. If you purchased your policy on or after November 13, 2023: For policies where the IPR Guarantee Percentage is 100% or less: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal For policies where the IPR Guarantee Percentage is 101% or more: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider date page (See the Rate Sheet Prospectus Supplement for the IPR Guaranteed Amount Percentage applicable for new purchases); or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 5.0 Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a Partial Withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively). Payment of a death benefit terminates the IPR 5.0. Upon your death, the IPR 5.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 5.0 and the policy. If your spouse chooses to continue the IPR 5.0 and the policy, no death benefit proceeds will be paid upon your death.
Calculation Method of Benefit [Text Block]	Example of Calculation of the Death Benefit: For this example, assume: (1)IPR 5.0 with a 10 year Holding Period is purchased at the time of application;(2)You made an initial premium payment of $100,000;(3)No additional premiums are made;(4)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the reset, the new Guaranteed Amount is increased to $150,000 and a new Holding Period has begun;(6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations;Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1)The Standard Death Benefit, which is The Accumulation Value upon death = $140,000 or;(2)The Return of Premium Death Benefit = $100,000 or;(3)The IPR 5.0 Death Benefit which is the IPR Guaranteed Amount = $150,000In this example, your beneficiary would receive the IPR 5.0 Death Benefit amount of $150,000. For this example, assume: (1)IPR 5.0 with a 10 year Holding Period is purchased at the time of application on or after November 13, 2023;(2)You made an initial premium payment of $100,000;(3)Your IPR Guarantee Percentage is 105%; therefore, the Guaranteed Amount is 105% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premiums are made;(5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the reset, the new Guaranteed Amount is increased to $157,500 and a new Holding Period has begun;(6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations;Upon death in the fifth Policy Year, the death benefit payable is the greatest of: (1)The Standard Death Benefit, which is the Accumulation Value upon death = $140,000 or;(2)The Return of Premium Death Benefit = $100,000 or;(3)The IPR 5.0 Death Benefit = $150,000 (calculated as follows $157,500 / 105% = $150,000) (the Guaranteed Amount is not payable because death occurred prior to the minimum waiting period)In this example, your beneficiary would receive the IPR 5.0 Death Benefit amount of $150,000. If death occurred within or after the last two years of the new Holding Period End Date, the IPR 5.0 Death Benefit would have been $157,500. Example of Spousal Continuance with the IPR Using the first death benefit calculation example of purchasing an IPR with a 10 year Holding Period, assume that instead of electing the IPR Death Benefit when the policyowner died in Policy Year 5, the surviving spouse elected to continue the policy as the new Owner. All of the values that existed at the time of the original policyowner’s death would simply continue as though the spouse as the new Owner had purchased the policy on the original Policy Date. For example: (1)The IPR Guaranteed Amount would be $150,000 because the deceased spouse reset in Policy Year 4. Since a new 10 year Holding Period because upon the reset, there are 9 years left in the IPR Holding Period.(2)The Accumulation Value in Policy Year 5 at the time of death is still $140,000 and the policy will continue. The surviving spouse has all the rights under the policy, including the ability to make transfers, premium payments and withdrawals. The surviving spouse may also elect to reset the IPR Guaranteed Amount if he or she chooses.Please note that for jointly-owned policies, a spouse can only elect to continue the policy if the surviving spouse has been designated the sole primary beneficiary of the policy. If someone other than the surviving spouse is designated as a beneficiary, the spousal continuance option is not available.
New York Life Premier Variable Annuity II | IPRMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Investment Preservation Rider
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Prospectus Supplement for current applicable reset rates. •IPR Reset rights may be suspended or discontinued and are subject to age limits.

Name of Benefit [Text Block]	Investment Preservation Rider
Operation of Benefit [Text Block]	Investment Preservation Rider (IPR)The Investment Preservation Rider (“IPR”) is no longer available for purchase and was available only at the time of application. The IPR allows you to choose among seven (7) different Holding Periods. If you elected the IPR, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR relating to the 20 – year rider Holding Period may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. IPR will end on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. The applicable policy anniversary depends on the Holding Period you choose. While the IPR is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR is as follows: (i)For the 10, 11, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions.(iii)For all Holding Periods, premium payments made after the first Policy Year will not be included in the Guaranteed Amount at issue. The IPR will take effect on the Policy Date.(iv)IPR Reset:You would decide to reset to increase the Guaranteed Amount under the IPR. You may request to reset the Guaranteed Amount at any time while the IPR is in effect as long as (a) the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 10, 11, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 10, 11, 12, 13, 14, 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Upon reset, the terms of the IPR Death Benefit are also reset so that the death of the Owner must be within two years of the new Holding Period End Date for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the death benefit payable will be the greater of the Standard Death Benefit or the death benefit under the ADBR Rider, if applicable. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0”, and the Rate Sheet Prospectus Supplement for current charges and “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original Holding Period starts, that means, for example, if you purchase IPR with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one–time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR Charge or the Rider Risk Charge Adjustment, if applicable. If you purchased IPR, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B. The Fixed Account is not available while the IPR is in effect. Upon any termination of the IPR, the Fixed Account will be an available investment option. If you purchase the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down–market volatility, and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR are set forth in APPENDIX 1B. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may cancel the IPR within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR charges that may have been deducted. (See “CHARGES AND DEDUCTIONS—Optional Benefit Expenses—Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 – State Variations”. The cancellation of the IPR after the 30–day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR prior to purchasing it. The IPR was available with all Non–Qualified, IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA and Inherited IRA policies. The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (10, 11, 12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary in order to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you take any withdrawal (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR with a 10, 11, 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)No additional premium payments are made;(4)A withdrawal of $20,000 is made in the eighth policy year;(5)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(6)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000To determine the new Guaranteed Amount after the withdrawal, we subtracted the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $150,000. Then the Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $150,000 = $37,500 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $112,500. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $112,500. Therefore, you would have been able to receive a one-time adjustment of $62,500. After the adjustment is paid, the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR Rider.
New York Life Premier Variable Annuity II | IPRMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	May 01, 2015
Offered Ending [Date]	Apr. 30, 2016
New York Life Premier Variable Annuity II | InvestmentPreservationRider20Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Investment Preservation Rider 2.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Prospectus Supplement for current applicable reset rates. •IPR Reset rights may be suspended or discontinued and are subject to age limits.

Name of Benefit [Text Block]	Investment Preservation Rider 2.0
Operation of Benefit [Text Block]	Investment Preservation Rider 2.0 (IPR 2.0)The Investment Preservation Rider 2.0 (“IPR 2.0”) is no longer available for purchase and was available only at the time of application. While IPR 2.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 2.0 allows you to choose among seven (7) different Holding Periods. If you purchase the IPR 2.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 2.0 on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR 2.0 relating to the 20 year Holding Period and may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. The IPR 2.0 ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 2.0–IPR 2.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 2.0 ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR 2.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 2.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR 2.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR 2.0 is as follows: (i)For the 10, 11, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(iii)IPR Reset:You can decide to reset to increase the Guaranteed Amount under the IPR 2.0. You may request to reset the Guaranteed Amount at any time while the IPR 2.0 is in effect as long as (a) the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 10, 11, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 10,11,12,13,14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Additionally, upon reset, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR 2.0 and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0”, and the Rate Sheet Prospectus Supplement for current charges, and “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge)”). In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts. That means, for example, if you purchase IPR 2.0 with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one–time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, IPR 2.0 Charge or Rider Risk Charge Adjustment, if applicable. If you purchased IPR 2.0, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B. The Fixed Account is not available while the IPR 2.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 2.0, the Fixed Account will be an available investment option. If you purchase the IPR 2.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 2.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 2.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 2.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR 2.0 are set forth in APPENDIX 1B. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR 2.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR 2.0. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 2.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may cancel the IPR 2.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 2.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 2.0 and refund any IPR 2.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 2.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 2.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 – State Variations.” The cancellation of the IPR 2.0 after the 30–day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 2.0 prior to purchasing it. The IPR 2.0 was available with all Non–Qualified, IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA and Inherited IRA policies. The IPR 2.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 2.0 only if you intend to keep the policy for at least the rider Holding Period you choose (10, 11, 12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 2.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 2.0. While the IPR 2.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 2.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you take any withdrawals (including required minimum distributions from IRAs) while the IPR 2.0 is in effect, you may not be able to receive the full value of the IPR 2.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR 2.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 2.0 in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR 2.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 2.0 with a 10, 11, 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)No additional premium payments are made;(4)A withdrawal of $20,000 is made in the eighth policy year;(5)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(6)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose, has decreased to $50,000.The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $150,000. Then the Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $150,000 = $37,500 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $112,500. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $112,500. Therefore, you would have been able to receive a one-time adjustment of $62,500. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 2.0–IPR 2.0 Death Benefit” below regarding the terms under which such death benefit may continue after the IPR 2.0 ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR 2.0 Rider. Upon your death, the IPR 2.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 2.0 and the policy. If your spouse chooses to continue the IPR 2.0 and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Variable Annuity II | InvestmentPreservationRider20Member | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	May 01, 2017
Offered Ending [Date]	Nov. 12, 2017
New York Life Premier Variable Annuity II | InvestmentPreservationRider30Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Investment Preservation Rider 3.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Prospectus Supplement for current applicable reset rates. •IPR Reset rights may be suspended or discontinued and are subject to age limits.

Name of Benefit [Text Block]	Investment Preservation Rider 3.0
Operation of Benefit [Text Block]	Investment Preservation Rider 3.0 (IPR 3.0)The Investment Preservation Rider 3.0 (“IPR 3.0”) is no longer available for purchase and was available only at the time of application. While IPR 3.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 3.0 allows you to choose among seven (7) different Holding Periods. If you purchase the IPR 3.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 3.0 on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR 3.0 relating to the 20 year Holding Period and the IPR 3.0 Death Benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. The IPR 3.0 ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 3.0–IPR 3.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 3.0 ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR 3.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 3.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR 3.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR 3.0 is as follows: (i)For the 10, 11, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(iii)IPR Reset:You can decide to reset to increase the Guaranteed Amount under the IPR 3.0. You may request to reset the Guaranteed Amount at any time while the IPR 3.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 10, 11, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 10, 11, 12,13, 14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR 3.0 and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. Additionally, upon reset, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0”, and the Rate Sheet Prospectus Supplement for current charges, and “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge)”). In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts. That means, for example, if you purchase IPR 3.0 with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one–time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR 3.0 Charge or Rider Risk Charge Adjustment, if applicable. If you purchased IPR 3.0, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1C. The Fixed Account is not available while the IPR 3.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 3.0, the Fixed Account will be an available investment option. If you purchase the IPR 3.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 3.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 3.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 3.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR 3.0 are set forth in APPENDIX 1C. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR 3.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR 3.0. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 3.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may cancel the IPR 3.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 3.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 3.0 and refund any IPR 3.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 3.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 3.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 –State Variations”. The cancellation of the IPR 3.0 after the 30– day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 3.0 prior to purchasing it. The IPR 3.0 was available with all Non–Qualified, IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA and Inherited IRA policies. The IPR 3.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 3.0 only if you intend to keep the policy for at least the rider Holding Period you choose (10, 11, 12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 3.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 3.0. While the IPR 3.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 3.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR 3.0 is in effect, you may not be able to receive the full value of the IPR 3.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR 3.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 3.0 in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR 3.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 3.0 with a 10, 11, 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)No additional premium payments are made;(4)A withdrawal of $20,000 is made in the eighth policy year;(5)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(6)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $150,000. Then the Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $150,000 = $37,500 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $112,500. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $112,500. Therefore, you would have been able to receive a one-time adjustment of $62,500. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 3.0–IPR 3.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 3.0 ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR 3.0 Rider. Upon your death, the IPR 3.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary in order to continue the IPR 3.0 and the policy. If your spouse chooses to continue the IPR 3.0 and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Variable Annuity II | InvestmentPreservationRider40Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Investment Preservation Rider 4.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Prospectus Supplement for current applicable reset rates. •IPR Reset rights may be suspended or discontinued and are subject to age limits.

Name of Benefit [Text Block]	Investment Preservation Rider 4.0
Operation of Benefit [Text Block]	Investment Preservation Rider 4.0 (IPR 4.0)The Investment Preservation Rider 4.0 (“IPR 4.0”) is no longer available for purchase and was available only at the time of application. While IPR 4.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 4.0 allows you to choose among six (6) different Holding Periods. If you purchase the IPR 4.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 4.0 on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR 4.0 relating to the 20 year Holding Period and the IPR 4.0 Death Benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. The IPR 4.0 ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 4.0–IPR 4.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 4.0 ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR 4.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0, Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 4.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR 4.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR 4.0 is as follows: (i)For the 10, 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(iii)IPR Reset:You can decide to reset to increase the Guaranteed Amount under the IPR 4.0. You may request to reset the Guaranteed Amount at any time while the IPR 4.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 10, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 10, 12, 13, 14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Additionally, upon reset, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for a new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR 4.0 and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0, Investment Preservation Rider 5.0”, and the Rate Sheet Prospectus Supplement for current charges, and “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0 or IPR 4.0 (Cancellation Charge)”). In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts, that means, for example, if you purchase IPR 4.0 with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one–time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR 4.0 Charge or Rider Risk Charge Adjustment, if applicable. If you purchase IPR 4.0, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1C (for the 12–15 and 20–year Holding Period options) and APPENDIX 1D (for the 10 year Holding Period option). The Fixed Account is not available while the IPR 4.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 4.0, the Fixed Account will be an available investment option. If you purchase the IPR 4.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 4.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 4.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 4.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR 4.0 are set forth in APPENDIX 1C (for the 12–15 and 20–year Holding Period options) and APPENDIX 1D (for the 10 year Holding Period option). If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR 4.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR 4.0. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 4.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may cancel the IPR 4.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 4.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 4.0 and refund any IPR 4.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 4.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 4.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 –State Variations”. The cancellation of the IPR 4.0 after the 30 day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 4.0 prior to purchasing it. The IPR 4.0 is available with all Non–Qualified (other than Inherited Non–Qualified policies), IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider is not available on TSA, Inherited IRA, Inherited Roth IRA or Inherited Non–Qualified policies. The IPR 4.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 4.0 only if you intend to keep the policy for at least the rider Holding Period you choose (10, 12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 4.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 4.0. While the IPR 4.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 4.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR 4.0 is in effect, you may not be able to receive the full value of the IPR 4.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR 4.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 4.0 in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR 4.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 4.0 with a 10, 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)No additional premium payments are made;(4)A withdrawal of $20,000 is made in the eighth policy year;(5)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(6)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $150,000. Then the Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $150,000 = $37,500 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $112,500. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $112,500. Therefore, you would have been able to receive a one-time adjustment of $62,500. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 4.0–IPR 4.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 4.0 ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR 4.0 Rider. Upon your death, the IPR 4.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 4.0 and the policy. If your spouse chooses to continue the IPR 4.0 and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPRMember
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*The 7 year Holding Period is only available with applications signed on or after November 13, 2023**11 year Holding Period is not available with IPR 4.0 and IPR 5.0***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPR20Member
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*The 7 year Holding Period is only available with applications signed on or after November 13, 2023**11 year Holding Period is not available with IPR 4.0 and IPR 5.0***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPR30Member
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*The 7 year Holding Period is only available with applications signed on or after November 13, 2023**11 year Holding Period is not available with IPR 4.0 and IPR 5.0***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPR40Member
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*The 7 year Holding Period is only available with applications signed on or after November 13, 2023**11 year Holding Period is not available with IPR 4.0 and IPR 5.0***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Offered Starting [Date]	May 01, 2024
Name of Benefit [Text Block]	Investment Preservation Rider 5.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
charge if you cancel the rider (Rider Risk Charge Adjustment). •Availability subject to maximum age conditions.

Name of Benefit [Text Block]	Investment Preservation Rider 5.0
Operation of Benefit [Text Block]	Investment Preservation Rider 5.0 (IPR 5.0)The Investment Preservation Rider 5.0 (“IPR 5.0”) is available only at the time of application. While IPR 5.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. If you purchased your policy on or before November 12, 2023 the IPR 5.0 allowed you to choose among six (6) different Holding Periods. If you purchase your policy on or after November 13, 2023, the IPR allows you to choose among seven (7) Holding Periods. If you purchase the IPR 5.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 5.0 on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. The IPR 5.0 is available with all Non–Qualified (other than Inherited Non–Qualified policies), IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider is not available on TSA, Inherited IRA, Inherited Roth IRA or Inherited Non–Qualified policies. With IPR 5.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR 5.0. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value, or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 5.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may request to reset the guaranteed amount (an “IPR 5.0 Reset”) under certain circumstances, as described below. The IPR 5.0 ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider–IPR 5.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 5.0 ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR 5.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.”) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 5.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount under the IPR 5.0 will be reduced by 10%. Please note that benefits payable under the IPR 5.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The IPR 5.0 Guaranteed Amount The Guaranteed Amount under the IPR 5.0 is as follows: For each of the 7, 10, 12, 13, 14, 15 or 20 year Holding Periods, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all Guaranteed Amount Proportional Reductions made during the rider Holding Period. The IPR Guarantee Percentage used to determine the Guarantee Amount under the IPR 5.0 is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, the IPR Guarantee Percentage will not change for the life of the IPR 5.0. For current percentages applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See APPENDIX 4 for IPR 5.0 Guarantee Percentages that applied to historical purchases. IPR 5.0 Reset: You can decide to reset to increase the IPR Guaranteed Amount under the IPR 5.0. You may request to reset the Guaranteed Amount at any time while the IPR 5.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 7, 10, 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value multiplied by the IPR Guarantee Percentage (as reflected in your policy) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to the IPR Guarantee Percentage (as reflected in your IPR rider data page) of the Accumulation Value as of the Rider Reset Effective Date. After the reset(s), Guaranteed Amount Proportional Reductions still apply to the new Holding Period. Additionally, upon reset of policies purchased on or before November 12, 2023, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. For resets under policies purchased on or after November 13, 2023, for any Holding Period selected, where the Guarantee Percentage under the IPR 5.0 is 101% or more, the terms of the IPR Death Benefit are also reset so that the death of the Owner must be within or after the last two years of the new Holding Period End Date in order for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. Please be advised that the charge you pay for the IPR 5.0 after you elect to reset may be different than the charges you paid prior to the Rider Reset Effective Date; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “TABLE OF FEES AND EXPENSES.” Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after the reset. In addition, upon reset, your allocation restrictions may change. Please consult your registered representative before exercising your right to reset. If you elect to reset, a new rider Holding Period with the same duration as the original rider Holding Period will begin as of the Rider Reset Effective Date. This means, for example, if you purchase IPR 5.0 with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one–time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR 5.0 charge or Rider Risk Charge Adjustment, if applicable.
Calculation Method of Benefit [Text Block]	Example of an IPR 5.0 Reset In this example, we have assumed the following: (1)IPR 5.0 with a 10-year Holding Period is purchased at the time of application:(2)An initial premium payment of $100,000 is made;(3)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premium payments are made;(5)On Policy Year 4, after deduction of all cumulative policy fees and charges, your Accumulation Value increases due to market gain to $130,000;(6)Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary;(7)After the reset, your new Guaranteed Amount is $130,000; and(8)Your Holding Period End Date is extended an additional 10 years (Policy Year 14).IPR Investment Restrictions If you purchase IPR 5.0, there will be limitations on how you allocate your premium payments. You will be allowed to allocate your premium payments to the Investment Divisions and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1C (for the 12–15 and 20–year Holding Period options) and APPENDIX 1D (for the 7 year and 10 year Holding Period options). The Fixed Account is not available while the IPR 5.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 5.0, the Fixed Account will be an available investment option. If you purchase the IPR 5.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds. Individual transfers between Investment Divisions and the DCA Advantage Account are not allowed. If you wish to complete an individual transfer between the Investment Divisions, you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 5.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 5.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 5.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories available with IPR 5.0 are set forth in APPENDIX 1C (for the 12–15 and 20–year Holding Period options) and APPENDIX 1D (for the 7 year and 10 year Holding Period options). If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, or discontinuing the availability of the DCA Advantage Account. The Effects of Cancelling IPR 5.0 You may cancel the IPR 5.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 5.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 5.0 and refund any IPR 5.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 5.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 5.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 –State Variations”. The cancellation of the IPR 5.0 after the 30 day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 5.0 prior to purchasing it. The IPR 5.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 5.0 only if you intend to keep the policy for at least the rider Holding Period you choose (7, 10, 12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 5.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. The Effects of Withdrawals on IPR 5.0 Any withdrawal (including required minimum distributions from IRAs) reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 5.0. While the IPR 5.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 5.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR 5.0 is in effect, you may not be able to receive the full value of the IPR 5.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount. As a result, the IPR 5.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 5.0 in your tax situation. Example of the Benefit under IPR 5.0 We have set forth below an example of how the benefit from the IPR 5.0 may be realized. In this example, we have assumed the following: (1)IPR 5.0 with a 10-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(4)No additional premium payments are made;(5)No withdrawals are made; and(6)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $100,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $100,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $50,000 to make it equal to the Guaranteed Amount of $100,000. Example of the Effects of Withdrawals on IPR 5.0 We have set forth below an example of how the benefit from the IPR 5.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 5.0 with a 10-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(4)No additional premium payments are made;(5)A withdrawal of $20,000 is made in the eighth policy year;(6)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(7)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal as follows: Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000 To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $50,000 to make it equal to the Guaranteed Amount of $75,000. If you had chosen the 20 year Holding Period, assuming an IPR Guarantee Percentage of 150%, the Guaranteed Amount when we issued the policy would have been $150,000. Then the Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $150,000 = $37,500 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $112,500. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $112,500. Therefore, you would have been able to receive a one-time adjustment of $62,500. After the adjustment is paid, the rider will end. (See “DESCRIPTION OF BENEFITS-Investment Preservation Rider 5.0-IPR 5.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 5.0 ends). You would not have been able to receive this adjustment to your Accumulation Value if you had not purchased the IPR 5.0 Rider. Upon your death, the IPR 5.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 5.0 and the policy. If you spouse chooses to continue the IPR 5.0 and the policy, no death benefit proceeds will be paid upon your death.
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPHedgeMultiStrategyServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISWashingtonMutualInvestorsFundSMClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPExtendedMarketIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPFundsManager60PortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MFSResearchSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PrincipalVCRealEstateSecuritiesAccountClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | VoyaGrowthandIncomePortfolioClassSMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainStayVPMacKayUSInfrastructureBondInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITTotalReturnPortfolioInstitutionalClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPPineStoneInternationalEquityPortfolioInitialClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | BlackRockHighYieldVIFundClassIMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MacquarieVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPIncomeBuilderPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITInternationalBondPortfolioUSDollarHedgedInstitutionalClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonMidCapPortfolioInitialClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPR50Member
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*The 7 year Holding Period is only available with applications signed on or after November 13, 2023**11 year Holding Period is not available with IPR 4.0 and IPR 5.0***Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | LivingNeedsBenefitUnemploymentRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences certain “qualifying events” such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Not available if any Owner has attained age 86 on the Policy Date.•For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply.•Unemployment must be for at least 60 consecutive days.•A determination letter from your state’s Department of Labor is required for unemployment benefit.
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Operation of Benefit [Text Block]	Living Needs Benefit/Unemployment RiderThis rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. We include a Living Needs Benefit/Unemployment Rider for all types of policies. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available. The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant. The types of Qualifying Events are defined as follows: (a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.(c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal.(d)Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.
Calculation Method of Benefit [Text Block]	For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals. You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
New York Life Premier Variable Annuity II | WaiverofSurrenderChargesforHomeHealthCareQualifyingEventRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Waiver of Surrender Charges for Home Health Care Qualifying Event Rider
Purpose of Benefit [Text Block]	Waives 100% of Surrender Charges if eligible Owner receives Home Health Care Services by a Home Health Care Provider.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

the policy is issued.
•Owner must have received
Home Health Care
Services from a Home
Health Care Provider for at
least 60 days during the
six-month period
immediately preceding the
partial withdrawal or
surrender. The Home
Health Care Provider must
be an organization or
individual that is licensed to
provide home health care
to chronically ill individuals
in their home or residence.
•We reserve the right to
request satisfactory proof
of eligibility prior to each
request for a partial
withdrawal or full policy
surrender.

Name of Benefit [Text Block]	Waiver of Surrender Charges for Home Health Care Qualifying Event Rider
Operation of Benefit [Text Block]	This rider is automatically included for all policyowners who are at least age 76 on the Policy Date. This rider waives 100% of surrender charges if the Owner begins receiving Home Health Care Services provided by a Home Health Care provider, as recommended by a licensed physician. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. The Owner must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. The Home Health Care Provider must be an organization or individual that is licensed to provide home health care to chronically ill individuals in their home or residence for an hourly or daily charge. The Owner must have received Home Health Care Services for at least 60 days during the six-month period preceding the partial withdrawal or full surrender. We receive the right to request satisfactory proof of eligibility each time the Owner requests a partial withdrawal or full surrender of the policy.
New York Life Premier Variable Annuity II | FutureIncomeRidernolongeravailableforapplicationssignedonorafterMay12017Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Future Income Rider (no longer available for applications signed on or after May 1, 2017)
Purpose of Benefit [Text Block]	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•A Future Income Purchase will proportionally reduce the guaranteed amounts under an investment preservation rider or your death benefit.•Future Income Payment amounts are based on a variety of factors in effect at the time of each Future Income Purchase.•Amounts used for a Future Income Purchase are no longer available for withdrawal or annuitization.•Future Income Start Date is subject to minimum and maximum waiting periods.
Name of Benefit [Text Block]	Future Income Rider (no longer available for applications signed on or after May 1, 2017)
Operation of Benefit [Text Block]	The Future Income RiderThe Future Income Rider (“FIR”) is not available for applications signed on or after May 1, 2017. The FIR was included with most policies issued prior to May 1, 2017 at no additional charge (other than certain qualified plans; see APPENDIX 2 for more information). The FIR allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s) (a “Future Income Purchase”), starting on the Future Income Start Date. Future Income Purchases are maintained in NYLIAC’s general account, and guarantees under the FIR are backed solely by the claims–paying ability of the NYLIAC general account. Future Income Purchases. You can choose if and when to make a Future Income Purchase, subject to an initial waiting period. Generally, you must wait until after the first Policy Anniversary following a Premium Payment to make a Future Income Purchase using amounts from that Premium Payment. However, before the first Policy Anniversary, you can make Future Income Purchases that are less than or equal to the amount by which the Accumulation Value exceeds the value of Premium Payments during that time. After the waiting period, you can make a Future Income Purchase at any time before you annuitize the policy and until two years before the Future Income Start Date. You choose a Future Income Start Date when you make your first Future Income Purchase. Currently, there is no limit on the total number of Future Income Purchases you can make while your policy is in effect. However, in the future we may limit the total number of Future Income Purchases you can make. If we decide to impose a limit, we will provide you with at least thirty (30) days’ notice. Future Income Purchases are not required. The minimum Future Income Purchase amount is $5,000 for the initial Future Income Purchase, and $100 for subsequent purchases. Total Future Income Purchases cannot be more than $1,000,000. You can make no more than twelve (12) Future Income Purchases in any Policy Year. Future Income Purchases are made through deductions taken from your Policy’s Variable Accumulation Value. To make a Future Income Purchase, you can send a written request to one of the addresses provided the “CONTACTING NYLIAC” section of this Prospectus. We will process your request at the close of the Business Day on which it is received by NYLIAC. NYLIAC may limit total Future Income Purchases to 25% of Accumulation Value in a given Policy Year. If we decide to impose a limit, we will provide you with at least thirty (30) days’ notice. When you make a Future Income Purchase, you can specify from which Investment Divisions the Future Income Purchase amount should be deducted. You can choose to fund the Future Income Purchase with a pro–rata deduction from all your Investment Divisions, or you can select particular Investment Divisions from which to deduct the Future Income Purchase amount, unless you have elected one of the investment preservation riders. Because of the Investment Division restrictions with one of the investment preservation riders, deductions from the Investment Divisions for Future Income Purchase will be made on a pro–rata basis while the applicable investment preservation rider is in effect. You cannot use amounts in the DCA Advantage Account or the Fixed Account for a Future Income Purchase. There are no surrender charges on amounts deducted from your Variable Accumulation Value to make a Future Income Purchase. For the purposes of calculating the guaranteed amount under the applicable investment preservation rider or the amount of a death benefit under the base policy or the ADBR, a Future Income Purchase will be considered to be a withdrawal from the policy and will proportionally reduce the guaranteed amounts under these riders. You can also make Future Income Purchases on a recurring basis by setting up systematic Future Income Purchases. The VPSC must receive a completed Future Income Purchase Form requesting systematic purchases at least five (5) Business Days before the date purchases are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request purchases to begin, the systematic purchases will begin the month following the receipt of your request on the day of the month you specified, or if that day is not a Business Day, on the next Business Day. The amount of future income purchased depends on the Future Income Purchase rate in effect on the day you make the purchase, as determined by NYLIAC, well as other factors, including the Age and sex of the Annuitant(s), the Future Income Purchase amount and the length of time before Future Income Payments are scheduled to begin. After each Future Income Purchase, we will send you a confirmation statement containing the amount of income you purchased. You can cancel a Future Income Purchase by sending a written notice to one of the addresses provided in the “CONTACTING NYLIAC” section of this Prospectus within ten (10) days after you receive written confirmation of that Future Income Purchase. If you do not cancel a Future Income Purchase, it will be deemed final and will be used to provide the Future Income Payment amount noted in the confirmation. Once final, the amount of the Future Income Purchase cannot be returned to the Investment Divisions and cannot be withdrawn or surrendered. If you cancel a Future Income Purchase, you cannot make another Future Income Purchase for ninety (90) days from the date of the cancelled purchase. Any Variable Accumulation Value used for a Future Income Purchase can only be accessed through the receipt of Future Income Payments, starting on the Future Income Start Date. Once a portion of your Variable Accumulation Value is used to make a Future Income Purchase, it is no longer available to you on a full or partial surrender of your Policy, or upon a full or partial annuitization, unless the Future Income Purchase is reversed during the cancellation period. Accordingly, before making a Future Income Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Future Income Purchases is no longer invested in the Investment Divisions and will not earn any interest. Future Income Payments. If an Annuitant is living, we will make Future Income Payments to the Payee you designate, beginning on the Future Income Start Date. Future Income Payments will continue for the lifetime of the Annuitant (or last surviving Annuitant, for joint Annuitant policies). The amount of a Future Income Payment is based on, among other things, the Future Income Purchase rates in effect when you make the Future Income Purchase, the Age and sex of the Annuitant(s), the Future Income Purchase amount and the length of time before Future Income Payments are scheduled to begin. The guaranteed lifetime income from the FIR could be higher or lower than the amount you might receive if you purchased a similar product that is offered by us or by another company. If you choose to make multiple Future Income Purchases, the amount of your Future Income Payments will be greater after each purchase. We will send you a written confirmation of the change in the Future Income Payment amount after each purchase. Please refer to the rider Data Page for more information about how the Future Income Purchase rate and the resulting Future Income Payment amount are determined. Full or partial surrenders or annuitizations will not affect Future Income Payment amounts. Please note, however, even if you surrender the Policy, we will not make any Future Income Payments until the Future Income Start Date. You can make a one–time change to the Future Income Start Date that you chose when you made your first Future Income Purchase. The earliest Future Income Payment Start Date you can change to is thirteen (13) months from the date of your last Future Income Purchase, and the latest date is five (5) years after the original Future Income Start Date you chose, or the year in which the Annuitant (oldest joint Annuitant, if applicable) is age 85, if earlier. Note, however that with Traditional IRA policies, the Future Income Start Date cannot be deferred later than April 1 of the year following the year when the Owner reaches their applicable age (see “DISTRIBUTIONS UNDER THE POLICY – Required Minimum Distributions”). For Qualified Policies, a change in the Future Income Start Date to an earlier date may be subject to Code restrictions applicable to required minimum distributions. If a change in the Future Income Start Date would result in Future Income Payments that violate those Code restrictions, we will inform you that you may revise your request to an allowable Future Income Start Date. If the Future Income Start Date is accelerated by five (5) years or less, we will increase the Future Income Payments, if necessary, to an amount that will satisfy Code restrictions. Accelerating the Future Income Start Date would likely result in a lower Future Income Payment and deferring the date would likely result in a higher payment. However, if you defer the date, you increase the chance that you may die before payments begin, or you could receive fewer payments before you die. If you choose to change the Future Income Start Date, the interest rate for recalculating your Future Income Payments will be determined according to a formula that appears on your rider Data Page. The formula includes a factor that will increase the interest rate used to recalculate the Future Income Payments for accelerations and decrease the interest rate used to recalculate Future Income Payments for deferrals. The rider Data Page has additional information about how accelerating or deferring the Future Income Start Date will affect your Future Income Payments. APPENDIX 2 has information about restrictions on Income Start Dates under qualified plans. To change the Future Income Start Date, you must send the VPSC a request in writing or by any other method we make available, to one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. If the Annuitant is living on the Future Income Start Date, we will make Future Income Payments under the life with cash refund option to the designated Payee. For Non–Qualified Policies only, you also have the option to receive any eight (8) consecutive Future Income Payments in advance in a lump sum. This option can be exercised only three (3) times over the life of the Policy. This option is not available if you are under age 59½. Death Benefits under the FIR. Death benefits under the FIR are in addition to death benefits payable under the base policy, which are described in “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” and death benefits under the optional Annual Death Benefit Reset Rider, which are described in “DESCRIPTION OF BENEFITS—Annual Death Benefit Reset (ADBR) Rider”. If you have made a Future Income Purchase, the FIR provides for the following death benefits: •If the Policy ends due to the death of an Owner or Annuitant before the Policy is annuitized (i.e. when Income Payments under the policy begin) and before the Future Income Start Date, the FIR ends and we will pay the Beneficiary a death benefit in an amount equal to the cumulative Future Income Purchases.•If the Policy ends because an Owner or Annuitant dies before the policy is annuitized and after the Future Income Start Date, we will continue to make Future Income Payments to the Payee, while an Annuitant is living. If no Annuitant is living or when the Annuitant dies (last surviving Annuitant for joint Annuitant policies), we will pay to your Beneficiary, even if the Payee is still living, a death benefit, if any, in an amount equal to the cumulative Future Income Purchases less the sum of Future Income Payments made as of the date of death of the Annuitant (last surviving Annuitant for joint Annuitant policies). The Payee is the individual or entity you have designated to receive Future Income Payments.•If an Owner dies after the policy is annuitized and before the Future Income Start Date, the FIR ends and we will pay the Beneficiary a death benefit in an amount equal to the cumulative Future Income Purchases even if an Annuitant is still living.•If an Owner dies after the policy is annuitized and after the Future Income Start Date, we will continue making Future Income Payments to the Payee while an Annuitant is living. If the Payee dies before the Annuitant, then we will make Future Income Payments to the Annuitant, unless you specify otherwise. If no Annuitant is living, or when the Annuitant dies (last surviving Annuitant for joint Annuitant policies), we will pay the Beneficiary, even if the Payee is still living, a death benefit, if any, in an amount equal to the cumulative Future Income Purchases less the sum of Future Income Payments made as of the date of death of the Annuitant (last surviving Annuitant for joint Annuitant policies).Death of an Annuitant under the FIR If the policy is issued with one Annuitant, who is not the Owner, and the Annuitant dies before the Future Income Start Date, then you (the primary Owner) become the new Annuitant. We will increase the Variable Accumulation Value by an amount equal to the cumulative Future Income Purchases made while the Annuitant was living. We will apply the increase to the Investment Divisions on a pro–rata basis, based on the allocations in effect as of the date of the Annuitant’s death. We will make this adjustment as of the date we receive proof of death for the Annuitant. No Future Income Payments will be made with the Future Income Purchases based on the original Annuitant’s life. However, the Owner (who is now the new Annuitant) may make subsequent Future Income Purchases based on his or her own life. For joint Annuitant policies, if an Annuitant who is not an Owner dies prior to the Future Income Start Date, you cannot add a new joint Annuitant, and we will not make any adjustments to the Variable Accumulation Value when a non–Owner Annuitant dies. You may continue to make Future Income Purchases based on the life of the surviving Annuitant. These purchases will be added to any joint life Future Income Purchases, made prior to the Annuitant’s death, to provide Future Income Payments at the Future Income Start Date. Spousal Continuation and the FIR If the Owner dies before annuitizing the policy, and the Owner’s spouse is eligible to continue the policy (see “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”, below), the following will occur if your spouse continues the policy: •If you die before the Future Income Start Date, and you were the only Annuitant, and you have not made any Future Income Purchases, your Spouse may make Future Income Purchases based on his or her own life as the new Annuitant, subject to certain limitations specified in the FIR.•If you die before the Future Income Start Date, and you were the only Annuitant, and you made Future Income Purchases, we will not make any Future Income Payments based on those Future Income Purchases. Instead, we will increase the Policy’s Variable Accumulation Value by an amount equal to the total Future Income Purchases. We will apply the increase on a pro–rata basis, based on the Investment Division allocations in effect as of the date of your death. We will make this adjustment as of the date we receive proof of death for you. Following this adjustment, your spouse, who is now the Annuitant, may make Future Income Purchases based on his or her own life, subject to certain limitations in the FIR.•If you and your spouse were joint Annuitants, after you die your spouse may make Future Income Purchases based on his or her own life, subject to certain limitations in the FIR, even if you made joint–life Future Income Purchases prior to your death. We will apply all Future Income Purchases that either or both of you made to Future Income Payments at the Future Income Start Date.•If you were not an Annuitant, after you die your spouse may make Future Income Purchases based on the life of the Annuitant, or joint Annuitants, as applicable, and subject to the limitations of the FIR. We will apply all Future Income Purchases that either or both of you made to Future Income Payments.If you die after the Future Income Start Date but before annuitizing the policy, the following will occur: •We will continue to make Future Income Payments to the Payee for as long as an Annuitant is living. Your spouse may continue the policy.
Calculation Method of Benefit [Text Block]	Set forth below is an example of how the benefit under the FIR may be realized. In this example, we have assumed the following: (1)The policyowner is a 60-year-old woman in her fourth Policy Year;(2)The policy has $100,000 of Accumulation Value;(3)On May 1, 2021, the policyowner purchases $15,000 in Future Income with the Cash Refund Income Option and has chosen a Future Income Start Date of May 1, 2025; and(4)The Accumulation Value of the policy decreased to $85,000 as a result. No surrender charges are assessed;Based on the rate in effect for this policyowner on May 1, 2021, the policyowner will receive annual income starting on May 1, 2025 in the amount of $755.28.
New York Life Premier Variable Annuity II | FutureIncomeRidernolongeravailableforapplicationssignedonorafterMay12017Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2017
New York Life Premier Variable Annuity II | AutomaticAssetRebalancingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value (either quarterly, semi-annually, or annually) to maintain the percentage allocated to each Investment Division at a pre-set level.Automatically transfers a specific amount of money
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the traditional Dollar Cost Averaging option.•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,500 to continue it as scheduled.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	Automatic Asset RebalancingThis policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. AAR works as follows: You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP PineStone International Equity Investment Division. Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. AAR also applies if your Variable Accumulation Value is allocated to an Asset Allocation Model. You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you must send a completed AAR request form to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The VPSC must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the VPSC or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
New York Life Premier Variable Annuity II | TraditionalDollarCostAveragingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.
Rebalancing option, or with
an investment preservation
rider.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Operation of Benefit [Text Block]	Traditional Dollar Cost Averaging (not available with the investment preservation riders)This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based Base Contract Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under the Dollar Cost Averaging Option, the VPSC must have received a completed Dollar Cost Averaging request form in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, you must send a written cancellation request in Good Order to the VPSC or contact us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.
New York Life Premier Variable Annuity II | TheDCAAdvantageAccountMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment of at least $2,000 is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
account and are subject to its claims-paying ability.

Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage AccountThis feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
Calculation Method of Benefit [Text Block]	If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or available Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re–activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the VPSC. You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
New York Life Premier Variable Annuity II | InterestSweepMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Interest Sweep
Purpose of Benefit [Text Block]	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Frequency of the transfers can be monthly, quarterly, semi-annually, or annually.•You must have a minimum of $2,500 in the Fixed Account to elect this option (but this amount may be reduced at our discretion) and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Interest Sweep
Operation of Benefit [Text Block]	Interest SweepThis optional benefit, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an available Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually, or annually), and the day of each calendar month to make the transfers (except the 29th, 30th, and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). To request an Interest Sweep transfer, you must send an Interest Sweep request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If the VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, or the DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Rebalancing and the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first. You may cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to the VPSC or contact us by telephone as described in the “CONTACTING NYLIAC” section of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine. To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the VPSC does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.
New York Life Premier Variable Annuity II | IPRResetandRiderReset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPRResetandRiderReset10YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity II | IPRResetandRiderReset10YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
New York Life Premier Variable Annuity II | IPRResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRResetandRiderReset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPRResetandRiderReset11YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRResetandRiderReset11YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
New York Life Premier Variable Annuity II | IPRResetandRiderReset11YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Variable Annuity II | IPRResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRRGen210YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPRRGen210YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen210YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen210YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen211YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen211YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen212YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen212YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen213YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen213YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen214YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen214YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen215YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen215YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen220YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPRResetandRiderResetGen220YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50Reset7YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Variable Annuity II | IPR50Reset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50Reset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR50Reset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR50Reset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR50Reset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR50Reset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	0
New York Life Premier Variable Annuity II | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	25
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Premier Variable Annuity II | RRCAIPR107YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR207YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR307YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR407YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPR507YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1010YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR2010YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR3010YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR4010YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR5010YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1011YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR2011YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR3011YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR4011YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RiderRiskChargeAdjustmentIPR5011YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1012YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR3012YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR4012YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR5012YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR2012YearHoldingMember
Prospectus:
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1013YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR2013YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR3013YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR4013YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR5013YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1014YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR2014YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR3014YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR4014YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR5014YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1015YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR2015YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR3015YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR4015YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR5015YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Other Transaction Fee, Current [Percent]	2.00%
New York Life Premier Variable Annuity II | RRCAIPR1020YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Other Transaction Fee, Current [Percent]	1.00%
New York Life Premier Variable Annuity II | RRCAIPR2020YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Other Transaction Fee, Current [Percent]	1.00%
New York Life Premier Variable Annuity II | RRCAIPR3020YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Other Transaction Fee, Current [Percent]	1.00%
New York Life Premier Variable Annuity II | RRCAIPR4020YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Other Transaction Fee, Current [Percent]	1.00%
New York Life Premier Variable Annuity II | RRCAIPR5020YearHoldingMember
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	1.00%
Other Transaction Fee, Current [Percent]	1.00%
New York Life Premier Variable Annuity II | AnnualDeathBenefitResetRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Variable Annuity II | IPR10YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity II | IPR11YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Variable Annuity II | IPR13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Variable Annuity II | IPR15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
New York Life Premier Variable Annuity II | IPR20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPRGen210YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New York Life Premier Variable Annuity II | IPRGen211YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity II | IPRGen212YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
New York Life Premier Variable Annuity II | IPRGen213YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
New York Life Premier Variable Annuity II | IPRGen214YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Variable Annuity II | IPRGen215YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPRGen220YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPRRGen211YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPRRGen212YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRRGen213YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRRGen214YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRRGen215YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPRRGen220YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR2010YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
New York Life Premier Variable Annuity II | IPR2011YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
New York Life Premier Variable Annuity II | IPR2012YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
New York Life Premier Variable Annuity II | IPR2013YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
New York Life Premier Variable Annuity II | IPR2014YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Variable Annuity II | IPR2015YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR2020YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR20Reset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR20Reset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR20Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20Gen210YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity II | IPR20Gen211YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR20Gen212YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR20Gen213YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR20Gen214YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20Gen215YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR20Gen220YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen210YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen211YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen212YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen213YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen214YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen215YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen220YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR3010YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%
New York Life Premier Variable Annuity II | IPR3011YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | IPR3012YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Variable Annuity II | IPR3013YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR3014YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR3015YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR3020YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR30Reset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR30Reset11YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR30Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR30Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR30Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR30Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR30Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR4010YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR4012YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Variable Annuity II | IPR4013YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR4014YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Variable Annuity II | IPR4015YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Variable Annuity II | IPR4020YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Variable Annuity II | IPR40Reset10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
New York Life Premier Variable Annuity II | IPR40Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR40Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR40Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR40Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | IPR40Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Variable Annuity II | AccidentalDeathBenefitRiderMember
Prospectus:
Optional Benefits Footnotes [Text Block]	The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
New York Life Premier Variable Annuity II | AccidentalDeathBenefitRiderMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Offered Ending [Date]	May 01, 2016
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
New York Life Premier Variable Annuity II | ADBRRiderChargeage65oryoungerMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
New York Life Premier Variable Annuity II | ADBRRiderChargeage66to75Member | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
New York Life Premier Variable Annuity II | IPRandADBRPackageMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPRandADBRPackageMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2015
Offered Ending [Date]	Apr. 30, 2016
Operation of Benefit [Text Block]	Investment Preservation Rider/Annual Death Benefit Reset Rider Package (optional and available only with policies applied for before May 1, 2016)If you elected the Investment Preservation Rider/Annual Death Benefit Reset Rider combination package (“IPR + ADBR” Package) (in jurisdictions where available) before May 1, 2016, you will receive a discount on the charges for both the ADBR and IPR Riders. Please note that if the IPR Rider is cancelled, the charge for the ADBR Rider will revert to the charge that is assessed for that rider, if purchased separately. See “CHARGES AND DEDUCTIONS—Optional Benefits and Expenses—Investment Preservation Rider/Annual Death Benefit Reset Rider Package Charge” for more details. There is no IPR + ADBR Package discount available for policies issued on and after May 1, 2016.
New York Life Premier Variable Annuity II | HomeHealthCareRiderMember
Prospectus:
Operation of Benefit [Text Block]	Waiver of Surrender Charges for Home Health Care Qualifying Event Rider
New York Life Premier Variable Annuity II | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP Wellington U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:
Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83
The average unit price is calculated as follows:
Total unit price	=	$38.00	=	$9.50
Number of months		4
The average unit cost is calculated as follows:
Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83
In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
New York Life Premier Variable Annuity II | IPRResetandtheRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPRResetandtheRiderResetMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2019
New York Life Premier Variable Annuity II | IPRResetandtheRiderResetMember | PreviouslyOffered2Member
Prospectus:
Offered Starting [Date]	May 01, 2016
Offered Ending [Date]	Nov. 12, 2017
New York Life Premier Variable Annuity II | IPRResetandtheRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2019
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2019
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2019
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Variable Annuity II | IPR30ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPR30ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	Apr. 30, 2024
New York Life Premier Variable Annuity II | IPR40ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPR40ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Variable Annuity II | IPR50ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPR50ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Variable Annuity II | IPRGen2Member | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2016
Offered Ending [Date]	Apr. 30, 2017
New York Life Premier Variable Annuity II | IPRResetandtheRiderResetGen2Member
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | IPR20Gen2Member | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2018
New York Life Premier Variable Annuity II | IPR20ResetandRiderResetGen2Member
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Variable Annuity II | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	For policies issued to policyowners aged 80 or younger, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; (ii) the Return of Premium Death Benefit; or (iii) the Step-up Death Benefit. For policies issued to policyowners aged 81 to 85, the Standard Death Benefit guarantees that your beneficiaries will receive the greater of: (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementUnless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of: (a)the Accumulation Value; or(b)the Return of Premium Death Benefit; or(c)the Step–up Death Benefit.For policyowners who are age 81 to 85 on the Policy Date, the Standard Death Benefit amount will be the greater of: (a)the Accumulation Value; or(b)the Return of Premium Death BenefitIf more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time. We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or(ii)under another Income Payment option we may offer at the time.Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 3 –State Variations.” We will make any distribution or application of policy proceeds within 7 days after the VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”)
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated for policies issued to policyowners aged 80 or younger. Assume that: (1)You purchase this policy with a $200,000 premium payment;(2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000;(3)The Accumulation Value as of the seventh Policy Anniversary is $225,000; and(4)You die in the ninth Policy Year, and the Accumulation Value upon death is $175,000At issue, the Adjusted Death Benefit Premium Payments are equal to $200,000 Due to the $20,000 withdrawal at the end of the second Policy Year, the Adjusted Death Benefit Premium Payments were reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the ninth policy year, the Standard Death Benefit is $225,000, which is the greater of: a)the Accumulation Value upon death= $175,000, orb)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33), orc)the Step-Up Death Benefit= $225,000In this example, for policies issued to policyowners aged 80 or younger, your Beneficiary would receive $225,000 For policies issued to policyowners aged 81-85, the Step-Up Death Benefit is not available. Accordingly, your beneficiaries would receive the greater of (a) or (b) above. In this case, it would be $183,333.33 as calculated in (b).
New York Life Premier Variable Annuity II | AccumulationValuebasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Variable Annuity II | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
New York Life Premier Variable Annuity II | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
New York Life Premier Variable Annuity II | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
New York Life Premier Variable Annuity II | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Base Contract Expense (of Average Account Value), Current [Percent]	1.10%
New York Life Premier Variable Annuity II | PremiumbasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Variable Annuity II | PremiumbasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.50%
Base Contract Expense (of Other Amount), Current [Percent]	1.30%
New York Life Premier Variable Annuity II | PremiumbasedMember | DuringtheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.50%
Base Contract Expense (of Other Amount), Current [Percent]	1.50%
New York Life Premier Variable Annuity II | PremiumbasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.30%
Base Contract Expense (of Other Amount), Current [Percent]	1.10%
New York Life Premier Variable Annuity II | PremiumbasedMember | AftertheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.30%
Base Contract Expense (of Other Amount), Current [Percent]	1.30%
New York Life Premier Plus Variable Annuity II
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
In most jurisdictions,* if you withdraw more than the Surrender Charge
Free Amount from your policy within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Payment Year(s), declining to 0% over that eight-year period.
For example, if you make an early withdrawal within the first two
Payment Years, you could pay a surrender charge of up to $8,000 on a
$100,000 investment.
*Policies issued in New York are subject to a different surrender charge schedule. See APPENDIX 3 - State Variations for details.
CHARGES AND DEDUCTIONS – Transaction Expenses Surrender Charges
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. A Rider Risk Charge Adjustment (“Cancellation
Charge”) may apply if you discontinue the investment preservation rider.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.30%	1.60%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
In most jurisdictions,* if you withdraw more than the Surrender Charge
Free Amount from your policy within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Payment Year(s), declining to 0% over that eight-year period.
For example, if you make an early withdrawal within the first two
Payment Years, you could pay a surrender charge of up to $8,000 on a
$100,000 investment.
*Policies issued in New York are subject to a different surrender charge schedule. See APPENDIX 3 - State Variations for details.
CHARGES AND DEDUCTIONS – Transaction Expenses Surrender Charges

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. A Rider Risk Charge Adjustment (“Cancellation
Charge”) may apply if you discontinue the investment preservation rider.
CHARGES AND DEDUCTIONS – Transaction Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.30%	1.60%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.95%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum Base Contract
Charge) and as a percentage of Premium Payment (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,561.16	HIGHEST ANNUAL COST $3,346.77

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
Withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses
ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.30%	1.60%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

ANNUAL FEE (for policies applied for before May 1, 2016)	MINIMUM	MAXIMUM
Base contract[1]	1.40%	1.70%	Charges and Deductions – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.42%	Charges and Deductions – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	0.85%	Charges and Deductions – Optional Benefit Expenses -

1 As a percentage of Accumulation Value(Minimum Base Contract
Charge) and as a percentage of Adjusted Premium Payments
(Maximum Base Contract Charge).
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Reset Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider (12 year Holding Period), as an annualized percentage of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $ 1,636.95	HIGHEST ANNUAL COST $3,420.50

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.60%
Base Contract (of Purchase Payments) (N-4) Maximum [Percent]	1.60%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Accumulation Value (Minimum Base Contract Charge) and as a percentage of Premium Payment (Maximum Base Contract Charge).As a percentage of Accumulation Value(Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments (Maximum Base Contract Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.95%
Optional Benefits Footnotes [Text Block]	[3] The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,561.16	HIGHEST ANNUAL COST $3,346.77

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
Withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $ 1,636.95	HIGHEST ANNUAL COST $3,420.50

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 1,561.16
Highest Annual Cost [Dollars]	$ 3,346.77
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment preservation rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS

Investment Restrictions [Text Block]	•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment Divisions, plus the Fixed Account, some of which may not be available under your policy.•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.•Premium Credits under the policy may be recaptured upon free look, annuitization, and death.
Optional Benefit Restrictions [Text Block]	•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.•Certain optional benefits may limit withdrawals or other rights under the policy.•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.•You are required to have a minimum Accumulation Value for some optional benefits.•We may modify or discontinue an optional benefit at any time.•Some optional benefits cannot be cancelled without surrendering your policy.•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR THE IPR 5.0 The current charge for the IPR 5.0 for policies with an application signed on or after May 1, 2024 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after May 1, 2024 are:
Holding Period	Percentage
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS The current charge for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2024:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2024:
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%
Table Of Fees And Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year. For the surrender charge schedule applicable for policies issued in New York with an application signed on or after November 13, 2023, see Appendix 3 – State Variations.
Payment Year	1	2	3	4	5	6	7	8	9+
Surrender Charge	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
		Guaranteed Maximum Charge	Current Charge
Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 (Cancellation Charge)* (one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed) *Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package	12 Year Holding Period	2.00%	2.00%
	13 Year Holding Period	2.00%	2.00%
	14 Year Holding Period	2.00%	2.00%
	15 Year Holding Period	2.00%	2.00%
	20 Year Holding Period	1.00%	1.00%
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Annual Policy Expenses Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4] for Policies applied for on or after May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.60% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)	1.60% (During the Surrender Charge Period for the initial premium)
	1.40% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)	1.40% (After the Surrender Charge Period for the initial premium)
Base Contract Expenses[4] for Policies applied for before May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.60% (During the Surrender Charge Period for the initial premium)	1.60% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)
	1.40% (After the Surrender Charge Period for the initial premium)	1.40% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value.[2]As an annualized percentage of Adjusted Premium Payments.[3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0 and IPR 5.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
IPR 5.0		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR 5.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).		1.00%	0.25%
*For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.The following table applies to Optional Benefits that are no longer available for purchase:
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.65%
	13 Year Holding Period	1.50%	0.50%
	14 Year Holding Period	1.50%	0.40%
	15 Year Holding Period	1.50%	0.30%
	20 Year Holding Period	1.50%	0.50%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between May 1, 2017 and November 12, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between November 13, 2017 and April 30, 2018)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 3.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 3.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 4.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 4.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Annual Death Benefit Reset Rider (ADBR) (Purchased prior to May 1, 2016)	Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS––Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.30% (if the oldest Owner was age 65 or younger when the policy was issued)
		0.35% (if the oldest Owner was age 66 to 75 inclusive when the policy was issued)
IPR + ADBR Package (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Current charge for IPR portion of the IPR + ADBR package if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024*	Current Charge for the ADBR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year)), and deducted quarterly.	12 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges	0.25%
	13 Year Holding Period	2.00%		0.25%
	14 Year Holding Period	2.00%		0.25%
	15 Year Holding Period	2.00%		0.25%
	20 Year Holding Period	2.00%		0.25%
* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.38%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.39%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.2Fee waivers and expense reimbursements are expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Portfolio company.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSCharges for Historical Resets of the Investment Preservation Rider (“IPR”), Investment Preservation Rider 2.0 (“IPR 2.0”), Investment Preservation Rider 3.0 (“IPR 3.0”), Investment Preservation Rider 4.0 (“IPR 4.0”) and Investment Preservation Rider 5.0 (IPR 5.0)
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2016 and November 12, 2017 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.80%
	13 Year Holding Period	1.50%	0.65%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date Between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 2.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR 2.0 Reset with a Rider Reset Effective Date between May 1, 2019 and on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 3.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 4.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 5.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 5.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Charges for IPR Portion of the IPR + ADBR Package For policies applied for before May 1, 2016 and IPR resets with a Rider Reset Effective Date on or prior to April 30, 2024:
(IPR + ADBR Package)		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	12 Year Holding Period	2.00%	0.65%
	13 Year Holding Period	2.00%	0.55%
	14 Year Holding Period	2.00%	0.50%
	15 Year Holding Period	2.00%	0.40%
	20 Year Holding Period	2.00%	0.50%
Charges for IPR 5.0 for policies with an application signed on or before April 30, 2024 are as follows:
ANNUAL CHARGES FOR IPR 5.0
IPR 5.0		Current Charge
Annual Charge for IPR 5.0 for policies with an application signed on or before April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	0.70%
	13 Year Holding Period	0.60%
	14 Year Holding Period	0.55%
	15 Year Holding Period	0.50%
	20 Year Holding Period	0.60%
The percentages applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or before April 30, 2024 are:
IPR GUARANTEE PERCENTAGE
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Transaction Expenses [Table Text Block]	Transaction Expenses Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year. For the surrender charge schedule applicable for policies issued in New York with an application signed on or after November 13, 2023, see Appendix 3 – State Variations.
Payment Year	1	2	3	4	5	6	7	8	9+
Surrender Charge	8.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%
Other Transaction Charges	Guaranteed Maximum Charge	Current Charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)	$30	$0
Payments Returned for Insufficient Funds	$20	$0
Loan Processing Fee (TSA Plans only)	$25	$0
		Guaranteed Maximum Charge	Current Charge
Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 (Cancellation Charge)* (one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed) *Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package	12 Year Holding Period	2.00%	2.00%
	13 Year Holding Period	2.00%	2.00%
	14 Year Holding Period	2.00%	2.00%
	15 Year Holding Period	2.00%	2.00%
	20 Year Holding Period	1.00%	1.00%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Exchange Fee, Maximum [Dollars]	$ 30
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR THE IPR 5.0 The current charge for the IPR 5.0 for policies with an application signed on or after May 1, 2024 is as follows:
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or after May 1, 2024 are:
Holding Period	Percentage
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS The current charge for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 Reset elections with a Rider Reset Effective Date on or after May 1, 2024:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2015 and April 30, 2016)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.45%
20 Year Holding Period	0.55%
Annual Charge for IPR if you elect an IPR Reset (Policies applied for between May 1,
2016 and April 30, 2017)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge for IPR 2.0 if you elect an IPR 2.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 3.0 if you elect an IPR 3.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 4.0 if you elect an IPR 4.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
Annual Charge IPR 5.0 if you elect an IPR 5.0 Reset (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	Current Charge
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
The current charge for the IPR portion (Policies applied for between May 1, 2015 and April 30, 2016) of the IPR + ADBR Package for IPR Reset elections with a Rider Reset Effective Date on or after May 1, 2024:
IPR + ADBR Package		Current Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	12 Year Holding Period	0.65%
	13 Year Holding Period	0.55%
	14 Year Holding Period	0.50%
	15 Year Holding Period	0.40%
	20 Year Holding Period	0.50%
Annual Policy Expenses Base Contract Charges (Without Optional Benefits)
	Policies with Accumulation Value-based Base Contract Charges[1]		Policies with Premium-based Base Contract Charges[2]
Administrative Expense[3]	$30		$30
Base Contract Expenses[4] for Policies applied for on or after May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.60% (During the Surrender Charge Period for the initial premium)	1.50% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)	1.60% (During the Surrender Charge Period for the initial premium)
	1.40% (After the Surrender Charge Period for the initial premium)	1.30% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)	1.40% (After the Surrender Charge Period for the initial premium)
Base Contract Expenses[4] for Policies applied for before May 1, 2016	Guaranteed Maximum Charge	Current Charge	Guaranteed Maximum Charge	Current Charge
	1.60% (During the Surrender Charge Period for the initial premium)	1.60% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)	1.70% (During the Surrender Charge Period for the initial premium)
	1.40% (After the Surrender Charge Period for the initial premium)	1.40% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)	1.50% (After the Surrender Charge Period for the initial premium)
1As an annualized percentage of daily Variable Accumulation Value.[2]As an annualized percentage of Adjusted Premium Payments.[3]We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0 and IPR 5.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.[4]We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.Optional Benefit Expenses The following table applies to Optional Benefits currently available for purchase:
IPR 5.0		Guaranteed Maximum Charge	Current Charge
Annual Charge for IPR 5.0 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Charge if you elect an IPR 5.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
Annual Death Benefit Reset Rider (ADBR) Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS – Annual Death Benefit Reset (ADBR) Rider”).		1.00%	0.25%
*For Annual Charges for IPR resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.The following table applies to Optional Benefits that are no longer available for purchase:
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.65%
	13 Year Holding Period	1.50%	0.50%
	14 Year Holding Period	1.50%	0.40%
	15 Year Holding Period	1.50%	0.30%
	20 Year Holding Period	1.50%	0.50%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between May 1, 2017 and November 12, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.95%
	13 Year Holding Period	1.50%	0.75%
	14 Year Holding Period	1.50%	0.65%
	15 Year Holding Period	1.50%	0.55%
	20 Year Holding Period	1.50%	0.70%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 2.0 (Policies applied for between November 13, 2017 and April 30, 2018)		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 2.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 3.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 3.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 4.0 Reset with a Rider Reset Effective Date on or after May 1, 2024* (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	See Rate Sheet Prospectus Supplement for Current Charges
	13 Year Holding Period	1.50%
	14 Year Holding Period	1.50%
	15 Year Holding Period	1.50%
	20 Year Holding Period	1.50%
* For Annual Charges for IPR 4.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Annual Death Benefit Reset Rider (ADBR) (Purchased prior to May 1, 2016)	Guaranteed Maximum Charge	Current Charge
Annual Charge (calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), deducted on a quarterly basis; for a detailed explanation of the term “ADBR Reset Value,” see “DESCRIPTION OF BENEFITS––Annual Death Benefit Reset (ADBR) Rider”).	1.00%	0.30% (if the oldest Owner was age 65 or younger when the policy was issued)
		0.35% (if the oldest Owner was age 66 to 75 inclusive when the policy was issued)
IPR + ADBR Package (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Current charge for IPR portion of the IPR + ADBR package if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2024*	Current Charge for the ADBR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year)), and deducted quarterly.	12 Year Holding Period	2.00%	See Rate Sheet Prospectus Supplement for Current Charges	0.25%
	13 Year Holding Period	2.00%		0.25%
	14 Year Holding Period	2.00%		0.25%
	15 Year Holding Period	2.00%		0.25%
	20 Year Holding Period	2.00%		0.25%
* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITSCharges for Historical Resets of the Investment Preservation Rider (“IPR”), Investment Preservation Rider 2.0 (“IPR 2.0”), Investment Preservation Rider 3.0 (“IPR 3.0”), Investment Preservation Rider 4.0 (“IPR 4.0”) and Investment Preservation Rider 5.0 (IPR 5.0)
IPR (Policies applied for between May 1, 2015 and April 30, 2016)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2016 and November 12, 2017 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.80%
	13 Year Holding Period	1.50%	0.65%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.45%
	20 Year Holding Period	1.50%	0.55%
IPR (Policies applied for between May 1, 2016 and April 30, 2017)		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date Between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR Reset with a Rider Reset Effective Date between May 1, 2019 and on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 2.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elect an IPR 2.0 Reset with a Rider Reset Effective Date between November 13, 2017 and April 30, 2019 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.85%
	13 Year Holding Period	1.50%	0.70%
	14 Year Holding Period	1.50%	0.60%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Annual Charge if you elected an IPR 2.0 Reset with a Rider Reset Effective Date between May 1, 2019 and on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 2.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 3.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 3.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 3.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 4.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 4.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 4.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
IPR 5.0		Guaranteed Maximum Charge	Current Charge
Annual Charge if you elected an IPR 5.0 Reset with a Rider Reset Effective Date on or prior to April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	1.50%	0.70%
	13 Year Holding Period	1.50%	0.60%
	14 Year Holding Period	1.50%	0.55%
	15 Year Holding Period	1.50%	0.50%
	20 Year Holding Period	1.50%	0.60%
Charges for IPR Portion of the IPR + ADBR Package For policies applied for before May 1, 2016 and IPR resets with a Rider Reset Effective Date on or prior to April 30, 2024:
(IPR + ADBR Package)		Guaranteed Maximum Combined Charge for the IPR + ADBR Package	Charge for the IPR portion of the IPR + ADBR Package
Annual Charge (calculated as the sum of (1) the Investment Preservation Rider Charge, calculated as an annualized percentage of the amount guaranteed under the Investment Preservation Rider; and (2) the Annual Death Benefit Reset Rider Charge, calculated as an annualized percentage of the ADBR Reset Value as of the last Policy Anniversary (or as of the Policy Date if within the first Policy Year), and deducted quarterly).	12 Year Holding Period	2.00%	0.65%
	13 Year Holding Period	2.00%	0.55%
	14 Year Holding Period	2.00%	0.50%
	15 Year Holding Period	2.00%	0.40%
	20 Year Holding Period	2.00%	0.50%
Charges for IPR 5.0 for policies with an application signed on or before April 30, 2024 are as follows:
ANNUAL CHARGES FOR IPR 5.0
IPR 5.0		Current Charge
Annual Charge for IPR 5.0 for policies with an application signed on or before April 30, 2024 (calculated as an annualized percentage of the amount that is guaranteed under the IPR 5.0, deducted on a quarterly basis)	12 Year Holding Period	0.70%
	13 Year Holding Period	0.60%
	14 Year Holding Period	0.55%
	15 Year Holding Period	0.50%
	20 Year Holding Period	0.60%
The percentages applicable for determining the Guaranteed Amount under IPR 5.0 for policies with an application signed on or before April 30, 2024 are:
IPR GUARANTEE PERCENTAGE
12 Year Holding Period	110%
13 Year Holding Period	110%
14 Year Holding Period	110%
15 Year Holding Period	110%
20 Year Holding Period	150%

Administrative Expense, Footnotes [Text Block]	We call this fee the “Annual Policy Service Charge” in your policy and elsewhere in the prospectus. This fee is waived for policies that have $100,000 or more of Accumulation Value on a given Policy Anniversary. For policies with IPR 4.0 and IPR 5.0, the annual fee will be waived for the entirety of the policy if your cumulative first year premium(s) are greater than or equal to $25,000.
Base Contract Expense, Footnotes [Text Block]	We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this prospectus.
Optional Benefit Expense, Footnotes [Text Block]	* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 3.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 4.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the policy. The expenses may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1A. Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.38%	1.42%
After fee waivers and expense reimbursements[2]	0.28%	1.39%
1Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.2Fee waivers and expense reimbursements are expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Portfolio company.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Portfolio Company Expenses Minimum [Percent]	0.38%
Portfolio Company Expenses Maximum [Percent]	1.42%
Portfolio Company Expenses, Footnotes [Text Block]	Shown as a percentage of average net assets for the fiscal year ended December 31, 2023.
Surrender Example [Table Text Block]
	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$11,518.85	$19,312.50	$26,248.33	$43,364.94

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,518.85
Surrender Expense, 3 Years, Maximum [Dollars]	19,312.50
Surrender Expense, 5 Years, Maximum [Dollars]	26,248.33
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,364.94
Annuitize Example [Table Text Block]
If you annuitize at the end of the applicable time period:	$11,518.85	$12,871.43	$21,577.53	$43,364.94

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 11,518.85
Annuitized Expense, 3 Years, Maximum [Dollars]	12,871.43
Annuitized Expense, 5 Years, Maximum [Dollars]	21,577.53
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 43,364.94
No Surrender Example [Table Text Block]
If you do not surrender your policy:	$4,266.00	$12,871.43	$21,577.53	$43,364.94

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,266.00
No Surrender Expense, 3 Years, Maximum [Dollars]	12,871.43
No Surrender Expense, 5 Years, Maximum [Dollars]	21,577.53
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,364.94
Item 5. Principal Risks [Table Text Block]	Principal Risks
This section is intended to summarize the principal risks of investing in the policy. Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision. Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to eight years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon. Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The investment preservation riders require that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by your particular investment preservation rider will be reduced proportionally by any such withdrawals. If your Accumulation Value is less than amount guaranteed by your investment preservation rider at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of the benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). If you cancel your investment preservation rider, you will be assessed a cancellation charge, which could significantly increase your costs under the policy.•The IPR Death Benefit that is payable under the investment preservation riders may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the GuaranteedAmount under the investment preservation riders. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 for more information on IPR Death Benefit calculations.)•The Future Income Rider allows you to purchase a future stream of guaranteed income, however there are limits as to the amount of future income that can be purchased and you are subject to an initial waiting period. Additionally, you must make all purchases at least two years before the Future Income Start Date or annuitization of the base policy, whichever comes first.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. There are restrictions that may limit the investments that you may choose if you choose one of the investment preservation riders. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market. Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable. DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under The Policies
The following tables summarize information about the benefits available under the policy.STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees that your
beneficiaries will receive the
greatest of: (i) your
Accumulation Value, less any
Premium Credits applied
within the 12 months
immediately preceding death;
(ii) the Return of Premium
Death Benefit; or (iii) the
Step-up Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the
policy.
•The rider is not available
for Inherited Non-Qualified
policies.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR, IPR 2.0, IPR 3.0, IPR 4.0, IPR 5.0 Death Benefit
A death benefit that is
available if you purchase the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0.

This death benefit
guarantees that your
beneficiaries will receive the
greatest of the: (i) Standard
Death Benefit under the
policy; (ii) any death benefit
available under any other
rider attached to the policy;
or (iii) the IPR death benefit.

Maximum Charge: 1.50%
(as an annualized
percentage of the amount
that is guaranteed)
Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%
(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Only available at the time
of application.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•The IPR Death Benefit that
is payable under the
investment preservation
riders may require that the
Owner hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the investment
preservation rider. If the
Owner dies prior to the end
of that required waiting
period, the IPR Death
Benefit will be equal to the
first policy year premiums
less any proportional
withdrawals. (See
DESCRIPTION OF
BENEFITS – IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0 for more information on
IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0 Investment Preservation Rider 4.0 (no longer available for purchase)
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.

Maximum Charge: 1.50%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%

(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B and
1C.
•For IPR, Premium
Payments made after the
first Policy Year are not
included in the guaranteed
amount. For IPR 2.0, IPR
3.0 and IPR 4.0, premiums
are only permitted (a) in
the first Policy Year or (b)
after a specified Holding
Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).

•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.

•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Investment Preservation Rider 5.0
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.
Maximum Charge: 1.50% (as an annualized percentage of the amount that is guaranteed) Maximum Rider Risk Charge Adjustment (Cancellation Charge): 2.00% (one-time charge; calculated
•Only available at the time
of application to
policyowners aged 75 or
younger (70 or younger for
the 20-year Holding
Period).
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.
as a percentage of the amount guaranteed)
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1C.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.

•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.
•We apply a one-time
charge if you cancel the
rider (Rider Risk Charge
Adjustment).
•Availability subject to
maximum age conditions. •For Accumulation
Value-Based M&E Charge
policies, you may only
select the 12- or 13-year
Holding Periods and your
minimum initial premium
payment is $500,000.

•For Premium-Based M&E
Charge policies, you may
elect any Holding Period. If,
however, if you elect the
20-year Holding Period,
your minimum initial
premium payment is
$500,000•The rider is not available
for 403(b), Inherited IRA,
Inherited Roth IRA, or
Inherited Non-Qualified
policies.

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL POLICIES AT NO ADDITIONAL COST
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Living Needs Benefit / Unemployment Rider
Waives Surrender Charges if
the Owner experiences
certain “qualifying events”
such as: (i) confinement to a
health care facility for 60
consecutive days;
(ii) terminal illness; or
(iii) disability. If the Owner
becomes unemployed, the
rider waives Surrender
Charges on a one-time
withdrawal of up to 50% of
your Accumulation Value.
None
•Policy must have been in
force for at least one year
and have a minimum
Accumulation Value of
$5,000.
•Qualifying Event (as
defined in the rider) must
occur after the Policy Date.
•Not available if any Owner
has attained age 86 on the
Policy Date.
•For the Disability portion of
the rider, any withdrawal
after your 66th birthday will
not be eligible for the rider
benefit and surrender
charges may apply.
•Unemployment must be for
at least 60 consecutive
days.
•A determination letter from
your state’s Department of
Labor is required for
unemployment benefit.

Future Income Rider (no longer available for applications signed on or after May 1, 2017)	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).	None
•A Future Income Purchase
will proportionally reduce
the guaranteed amounts
under an investment
preservation rider or your
death benefit.
•Future Income Payment
amounts are based on a
variety of factors in effect
at the time of each Future
Income Purchase
•Amounts used for a Future
Income Purchase are no
longer available for
withdrawal or annuitization.
•Future Income Start Date
is subject to minimum and
maximum waiting periods.

Automatic Asset Rebalancing	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment	None	•Cannot be used with the traditional Dollar Cost Averaging option. •You must have a minimum Accumulation Value of $2,500 to elect this option,
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
	Division at a pre–set level.		and a minimum of $2,500 to continue it as scheduled.
Traditional Dollar Cost Averaging	Automatically transfers a specific amount of money from any Investment Division to any combination of Investment Divisions and/or Fixed Account at set intervals.	None
•Cannot be used with the
Automatic Asset
Rebalancing option, or with
an investment preservation
rider.
•For premium based M&E
Charge policies, amounts
cannot be transferred to
the Fixed Account (if
applicable).
•You must have a minimum
Accumulation Value of
$2,500 to elect this option,
and a minimum of $2,000
to continue as scheduled.

The DCA Advantage Account
Allows you to set up
automatic dollar cost
averaging using the DCA
Advantage Account when an
initial premium payment or a
subsequent premium
payment of at least $2,000 is
made. The DCA Advantage
Account transfers amounts
automatically to the
Investment Divisions you
choose in six monthly
increments and pays you
interest on amounts
remaining in the DCA
Advantage Account.
None
•DCA Advantage Account
duration may not extend
beyond the Annuity
Commencement Date.
•You may not have more
than one DCA Advantage
Account open at the same
time.
•You must allocate a
minimum of $2,000 to the
DCA Advantage Account;
any premium payment less
than $2,000 will be
allocated directly to the
Investment Divisions in
accordance with the
instructions we have on
file.
•You cannot make transfers
into the DCA Advantage
Account from any
Allocation Option.
•The annual effective
interest rate for the DCA
Advantage Account shown
on your Policy Data Pate
applies only to your initial
premium payment. Interest
rates applied to
subsequent premium
payments allocated to the
DCA Advantage Account
may differ.
•The benefits payable under

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
the DCA Advantage Account (including principal and interest) are payable from NYLIAC's general account and are subject to its claims-paying ability.
Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	None
•Frequency of the transfers
can be monthly, quarterly,
semi–annually, or annually.
•You must have a minimum
of $2,500 in the Fixed
Account to elect this option
(but this amount may be
reduced at our discretion)
and a minimum of $2,000
to continue as scheduled.

Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees that your
beneficiaries will receive the
greatest of: (i) your
Accumulation Value, less any
Premium Credits applied
within the 12 months
immediately preceding death;
(ii) the Return of Premium
Death Benefit; or (iii) the
Step-up Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Annual Death Benefit Reset (ADBR) Rider	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Maximum Charge: 1.00%

(Charge calculated as an
annualized percentage of the
ADBR Reset Value as of the
last Policy Anniversary(or as
of the Policy Date if within
the first Policy Year,
deducted quarterly)

•Only available at the time
of application.
•Resets will continue on
Reset Anniversaries until
the Owner(or Annuitant if
the Owner is not a natural
person) is age 80 or 85
(depending when the policy
was purchased).
•In certain jurisdictions, an
ownership change or
assignment will terminate
the benefit.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount substantially
greater than the actual
amount withdrawn).
•You cannot cancel the rider
without surrendering the
policy.
•The rider is not available
for Inherited Non-Qualified
policies.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
IPR, IPR 2.0, IPR 3.0, IPR 4.0, IPR 5.0 Death Benefit
A death benefit that is
available if you purchase the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0.

This death benefit
guarantees that your
beneficiaries will receive the
greatest of the: (i) Standard
Death Benefit under the
policy; (ii) any death benefit
available under any other
rider attached to the policy;
or (iii) the IPR death benefit.

Maximum Charge: 1.50%
(as an annualized
percentage of the amount
that is guaranteed)
Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%
(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Only available at the time
of application.
•Only payable if the
Owner’s spouse does not
elect to continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
IPR, IPR 2.0, IPR 3.0, IPR
4.0 or IPR 5.0 will continue
and the IPR Death Benefit
will not be paid.
•The IPR Death Benefit that
is payable under the
investment preservation
riders may require that the
Owner hold the policy for a
minimum waiting period
before the IPR Death
Benefit equals the
Guaranteed Amount under
the investment
preservation rider. If the
Owner dies prior to the end
of that required waiting
period, the IPR Death
Benefit will be equal to the
first policy year premiums
less any proportional
withdrawals. (See
DESCRIPTION OF
BENEFITS – IPR, IPR 2.0,
IPR 3.0, IPR 4.0 and IPR
5.0 for more information on
IPR Death Benefit
calculations.)
•Similarly, if an IPR Reset is
elected, a new waiting
period, as applicable, will
begin before the
Guaranteed Amount is
payable as the IPR Death
Benefit. If the Owner dies
prior to the end of the new
applicable waiting period,
the IPR Death Benefit will
be equal to the
Accumulation Value as of
the Rider Reset Effective
Date less any proportional
withdrawals.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0 Investment Preservation Rider 4.0 (no longer available for purchase)
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.

Maximum Charge: 1.50%

(as an annualized
percentage of the amount
that is guaranteed)

Maximum Rider Risk Charge
Adjustment
(Cancellation Charge):
2.00%

(one-time charge; calculated
as a percentage of the
amount guaranteed)

•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1B and
1C.
•For IPR, Premium
Payments made after the
first Policy Year are not
included in the guaranteed
amount. For IPR 2.0, IPR
3.0 and IPR 4.0, premiums
are only permitted (a) in
the first Policy Year or (b)
after a specified Holding
Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).

•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.

•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Investment Preservation Rider 5.0
Protects your investment
from loss for a specified
Holding Period. If, after a
specified Holding Period,
your Accumulation Value is
less than the amount
guaranteed, we will make a
one-time increase to your
Accumulation Value to make
it equal to the guaranteed
amount.
Maximum Charge: 1.50% (as an annualized percentage of the amount that is guaranteed) Maximum Rider Risk Charge Adjustment (Cancellation Charge): 2.00% (one-time charge; calculated
•Only available at the time
of application to
policyowners aged 75 or
younger (70 or younger for
the 20-year Holding
Period).
•You should not select this
rider unless you intend to
keep the policy for at least
as long as the Holding
Period you’ve selected.

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.
as a percentage of the amount guaranteed)
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1C.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.

•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.
•We apply a one-time
charge if you cancel the
rider (Rider Risk Charge
Adjustment).
•Availability subject to
maximum age conditions. •For Accumulation
Value-Based M&E Charge
policies, you may only
select the 12- or 13-year
Holding Periods and your
minimum initial premium
payment is $500,000.

•For Premium-Based M&E
Charge policies, you may
elect any Holding Period. If,
however, if you elect the
20-year Holding Period,
your minimum initial
premium payment is
$500,000•The rider is not available
for 403(b), Inherited IRA,
Inherited Roth IRA, or
Inherited Non-Qualified
policies.

Guaranteed Minimum Death Benefit [Text Block]	Guarantees that your beneficiaries will receive the greatest of: (i) your Accumulation Value, less any Premium Credits applied within the 12 months immediately preceding death; (ii) the Return of Premium Death Benefit; or (iii) the Step-up Death Benefit.
Optional Benefit Expense, Footnotes [Text Block]	* For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 2.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 3.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR 4.0 Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4. * For Annual Charges for IPR Resets with a Rider Reset Effective Date prior to May 1, 2024, see APPENDIX 4.
Item 17. Portfolio Companies (N-4) [Text Block]	Portfolios Available Under the PolicyThe following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR or IPR 2.0, your available Allocation Options are listed in APPENDIX 1B. If you purchased the IPR 3.0,IPR 4.0 or IPR 5.0, your available Allocation Options are listed in APPENDIX 1C.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A
*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.+Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.++Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Prospectuses Available [Text Block]	The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com. You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account. The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR or IPR 2.0, your available Allocation Options are listed in APPENDIX 1B. If you purchased the IPR 3.0,IPR 4.0 or IPR 5.0, your available Allocation Options are listed in APPENDIX 1C.
Portfolio Companies [Table Text Block]
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MainStay VP American Century Sustainable Equity — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.92%	24.08%	12.66%	8.46%
Asset Allocation	MainStay VP Balanced — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.95%	7.28%	8.15%	5.90%
Investment Grade Bond	MainStay VP Bond — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.77%	5.31%	0.71%	1.45%
International/Global Equity	MainStay VP Candriam Emerging Markets Equity — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.39%	6.98%	2.24%	(0.17)%
Sector	MainStay VP CBRE Global Infrastructure — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	3.80%	0.46%	(2.84)%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	MainStay VP Conservative Allocation — Service Class Adviser: New York Life Investments	0.73%	10.02%	5.38%	3.82%
Large Cap Equity	MainStay VP Epoch U.S. Equity Yield — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	8.42%	9.82%	6.91%
Asset Allocation	MainStay VP Equity Allocation — Service Class Adviser: New York Life Investments	0.86%	17.10%	10.45%	6.62%
Sector	MainStay VP Fidelity Institutional AM® Utilities — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.92%	(1.71)%	8.14%	6.15%
Non-Investment Grade Bond	MainStay VP Floating Rate — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	11.58%	4.69%	3.54%
Asset Allocation	MainStay VP Growth Allocation — Service Class Adviser: New York Life Investments	0.82%	15.20%	9.20%	5.96%
Alternatives	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	1.32%	9.98%	2.53%	(1.67)%
Asset Allocation	MainStay VP Income Builder — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	9.78%	5.78%	4.75%
Asset Allocation	MainStay VP Janus Henderson Balanced — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.23%	9.48%	7.78%
Non-Investment Grade Bond	MainStay VP MacKay Convertible — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	8.58%	11.31%	8.23%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Non-Investment Grade Bond	MainStay VP MacKay High Yield Corporate Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	11.59%	5.04%	4.47%
Non-Investment Grade Bond	MainStay VP MacKay Strategic Bond — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.87%	9.92%	3.18%	2.49%
Investment Grade Bond	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.81%	4.74%	0.05%	0.72%
Asset Allocation	MainStay VP Moderate Allocation — Service Class Adviser: New York Life Investments	0.76%	12.73%	7.20%	4.90%
Sector	MainStay VP Natural Resources — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	1.92%	18.96%	2.79%
Investment Grade Bond	MainStay VP PIMCO Real Return — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.03%	3.46%	3.08%	2.01%
International/Global Equity	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	4.01%	5.10%	3.85%
Large Cap Equity	MainStay VP S&P 500 Index — Service Class Adviser: New York Life Investments / Subadviser: IndexIQ	0.37%	25.83%	15.25%	11.53%
Small/Mid Cap Equity	MainStay VP Small Cap Growth — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	15.22%	10.29%	7.26%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Money Market	MainStay VP U.S. Government Money Market — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.81%	1.61%	0.99%
Large Cap Equity	MainStay VP Wellington Growth — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	38.26%	13.51%	10.05%
Small/Mid Cap Equity	MainStay VP Wellington Mid Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.11%	13.41%	7.93%	6.39%
Small/Mid Cap Equity	MainStay VP Wellington Small Cap — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.99%	13.60%	6.42%	5.99%
Large Cap Equity	MainStay VP Wellington U.S. Equity — Service Class Adviser: New York Life Investments / Subadviser: Wellington	0.81%	24.27%	12.88%	10.19%
Large Cap Equity	MainStay VP Winslow Large Cap Growth — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	42.70%	17.29%	13.18%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	11.72%	11.57%	9.05%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.80%	14.02%	8.92%	6.98%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	4.72%	1.62%	1.83%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	5.89%	(0.56)%	0.12%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.16%	15.79%	8.03%	5.51%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	38.13%	18.38%	14.07%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	15.67%	8.37%	4.43%
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.76%	2.62%	0.79%	1.27%
Large Cap Equity	American Funds IS Washington Mutual Investors FundSM — Class 4 Adviser: CRMC	0.77%	16.97%	12.33%	9.64%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	12.49%	7.39%	4.63%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.79%	12.94%	5.49%	4.21%
Sector	BNY Mellon IP Technology Growth Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: NIMNA	1.03%	59.00%	15.31%	12.94%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.97%	19.39%	13.79%	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.01%	(7.14)%	9.08%	(0.97)%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	10.02%	1.57%	2.20%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.76%	5.96%	1.34%	1.99%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.11%	21.67%	13.39%	8.40%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.21%	5.67%	5.70%	2.63%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	5.13%	0.64%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.12%	16.36%	11.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.14%	9.49%	7.55%	4.92%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	10.38%	12.01%	8.31%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	17.11%	11.02%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.71%	14.17%	8.61%	6.26%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	45.30%	18.79%	15.44%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.01%	9.50%	10.39%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	15.88%	6.89%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	6.00%	1.72%	2.08%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	14.80%	12.17%	7.85%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.91%	18.05%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.88%	15.53%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	13.18%	N/A	N/A
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	10.31%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.89%	8.31%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	17.86%	8.15%	4.07%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.13%	17.82%	12.79%	8.66%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	17.78%	13.14%	11.82%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.86%	26.47%	13.05%	8.74%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)	1.08%	9.10%	9.87%	6.77%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: Massachusetts Financial Services Company (“MFS”)	1.14%	17.37%	8.31%	6.66%
Large Cap Equity	MFS® Investors Trust Series — Service Class Adviser: MFS	1.03%	18.66%	13.27%	10.00%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	12.39%	12.60%	8.46%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	12.83%	8.23%	3.89%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Equity	MFS® Research Series — Service Class Adviser: MFS	1.04%	22.12%	14.13%	10.55%
Sector	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II Adviser: Morgan Stanley Investment Management Inc.	1.05%	14.22%	2.66%	4.26%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	17.96%	11.86%	8.69%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.13%	8.14%	3.22%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.38%	8.91%	1.54%	N/A
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.79%	4.87%	0.88%	0.82%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.80%	2.02%	1.76%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.85%	5.83%	0.98%	1.60%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	13.01%	8.24%	8.44%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.13%	18.68%	9.70%	3.88%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	27.06%	15.90%	11.02%
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan	0.76%	6.44%	0.98%	N/A

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Model Portfolios,Investment Divisions and Asset Allocation Models available with IPR 3.0,IPR 4.0 and IPR 5.0Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative (For IPR 4.0 and IPR 5.0, only available with 20-year holding period)
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
MainStay VP Bond
MainStay VP MacKay U.S. Infrastructure Bond
MainStay VP PIMCO Real Return
MainStay VP U.S. Government Money Market
American Funds IS The Bond Fund of America®
American Funds IS Capital World Bond Fund®
American Funds IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio

Fidelity® VIP Investment Grade Bond Portfolio
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Portfolio (U.S.
Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
MainStay VP Floating Rate MainStay VP MacKay High Yield Corporate Bond MainStay VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
MainStay VP American Century Sustainable Equity
MainStay VP Epoch U.S. Equity Yield
MainStay VP Hedge Multi-Strategy
MainStay VP MacKay Convertible
MainStay VP S&P 500 Index
MainStay VP Wellington U.S. Equity
MainStay VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio
American Funds IS Growth Fund
American Funds IS Washington Mutual Investors FundSM

BNY Mellon Sustainable U.S. Equity Portfolio
ClearBridge Variable Appreciation Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
MFS® Investors Trust Series
MFS® Research Series
Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
MainStay VP Small Cap Growth
MainStay VP Wellington Mid Cap
MainStay VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio Macquarie VIP Small Cap Value Series MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
MainStay VP PineStone International Equity
American Funds IS Global Small Capitalization Fund
American Funds IS New World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Index Portfolio

Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Value Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
MainStay VP CBRE Global Infrastructure MainStay VP Fidelity Institutional AM® Utilities MainStay VP Natural Resources BNY Mellon IP Technology Growth Portfolio	Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Morgan Stanley VIF U.S. Real Estate Portfolio Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
MainStay VP Balanced
MainStay VP Conservative Allocation
MainStay VP Income Builder
MainStay VP Janus Henderson Balanced
MainStay VP Moderate Allocation
American Funds IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability; not available with IPR 5.0)
Moderately Aggressive		Moderate
10%	MainStay VP S&P 500 Index	10%	MainStay VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	MainStay VP Bond
7%	MainStay VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds IS Washington Mutual Investors FundSM	7%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP Wellington Mid Cap	7%	MainStay VP MacKay High Yield Corporate Bond
6%	MainStay VP Bond	6%	MainStay VP MacKay U.S. Infrastructure Bond
6%	MFS® Investors Trust Series	5%	MainStay VP PIMCO Real Return
5%	MainStay VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	MFS® Investors Trust Series
5%	MFS® Research Series	5%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	ClearBridge Variable Appreciation Portfolio	5%	American Funds IS Washington Mutual Investors FundSM
Moderately Aggressive		Moderate
5%	MainStay VP PineStone International Equity	5%	MainStay VP Wellington Mid Cap
5%	American Funds IS New World Fund®	5%	American Funds IS New World Fund®
5%	MFS® International Intrinsic Value Portfolio	5%	MFS® International Intrinsic Value Portfolio
Moderately Conservative		Conservative
10%	MainStay VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	MainStay VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	MainStay VP MacKay U.S. Infrastructure Bond
8%	MainStay VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	MainStay VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	MainStay VP PIMCO Real Return	7%	MainStay VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	MainStay VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	MainStay VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	MFS® Investors Trust Series	4%	American Funds IS Washington Mutual Investors FundSM
5%	MFS® Research Series	3%	MFS® Research Series
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	MainStay VP Wellington Mid Cap
5%	American Funds IS Washington Mutual Investors FundSM
5%	MainStay VP Wellington Mid Cap

Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2023 reflect temporary fee reductions under such an arrangement.
New York Life Premier Plus Variable Annuity II | LiquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Liquidity Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to eight years after your last premium payment. They will reduce the value of your policy if you withdraw money during that time. If you need to make early or excess withdrawals, they could substantially reduce or even terminate the benefits available under the policy. There may be adverse tax consequences if you make early withdrawals under the policy. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
New York Life Premier Plus Variable Annuity II | ConditionsToPolicyBenefitsMember
Prospectus:
Principal Risk [Text Block]	Conditions to Policy Benefits. Certain benefits under the policy are contingent on several conditions being met. If those conditions are not met you may not realize a benefit from the policy or the optional benefits for which you have been charged a fee. For example: •You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.•The investment preservation riders require that you hold the policy for a certain number of years (the Holding Period) in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the rider. If you take withdrawals during the Holding Period, the benefit provided by your particular investment preservation rider will be reduced proportionally by any such withdrawals. If your Accumulation Value is less than amount guaranteed by your investment preservation rider at the time the withdrawal is requested, the reduction in your guaranteed amount will be greater than the dollar amount withdrawn. Accordingly, under certain circumstances, a withdrawal could reduce the value of the benefit by more than the dollar amount of the withdrawal. In addition, you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account, or you will be limited in the amount you can allocate to the Investment Divisions (based on certain thresholds for Asset Allocation Categories). If you cancel your investment preservation rider, you will be assessed a cancellation charge, which could significantly increase your costs under the policy.•The IPR Death Benefit that is payable under the investment preservation riders may require that you hold the policy for a certain period of time before the IPR Death Benefit that is payable equals the GuaranteedAmount under the investment preservation riders. If you die prior to the end of that required waiting period, the IPR Death Benefit will be equal to your first policy year premiums less any proportional withdrawals. Additionally, if you elect an IPR Reset, a new waiting period will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If you die prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 for more information on IPR Death Benefit calculations.)•The Future Income Rider allows you to purchase a future stream of guaranteed income, however there are limits as to the amount of future income that can be purchased and you are subject to an initial waiting period. Additionally, you must make all purchases at least two years before the Future Income Start Date or annuitization of the base policy, whichever comes first.•The Annual Death Benefit Reset Rider only provides a benefit if your policy value increases over time. In addition, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total policy value at the time of the withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the ADBR benefit by more than the dollar amount of the withdrawal.•The Living Needs Benefit/Unemployment Rider only provides a benefit after the policy has been in force for at least one year and only if a Qualifying Event occurs, and requires a minimum Accumulation Value of $5,000.Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses. Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. There are restrictions that may limit the investments that you may choose if you choose one of the investment preservation riders. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy. Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.) Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market. Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable. DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable. Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be. Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019. Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)Contacting NYLIAC
Where do I send written service requests? Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:
	Regular Mail	Express Mail
	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Subsequent premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to our Sales Standards):
	Regular Mail	Express Mail
Subsequent Premium Payments and loan repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at the VPSC at one of the addresses listed above. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. All service requests must be in Good Order. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements and other information. How do I contact NYLIAC by Telephone or Online? a. By Telephone: Certain service requests, including but not limited to obtaining current unit values may be made by telephone. You may reach our customer service representatives at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time). b. Online: Certain service requests, including but not limited to, transferring assets between Allocation Options and e-mailing the Registered Representative, may be made online. For online requests please visit www.newyorklife.com and enter your username and password. (See “THE POLICIES—Online Service at www.newyorklife.com.”) We make online services available at our discretion. In addition, availability of online services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if the online service should become unavailable. E-mail inquiries that are non-transactional may be sent through www.newyorklife.com once they have passed all security protocols to identify the policyowner. NYLIAC is not liable for any loss, cost or expense for action on instructions from authorized third parties which are believed to be genuine in accordance with our procedures. (See “THE POLICIES—Third Party and Registered Representative Actions”). You are responsible for and bear the consequence of their instructions and other actions, including exceeding any limits on transfers, taken by parties acting on your behalf. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time, or received on a non-Business Day, will be priced as of the next Business Day.NYLIAC And The Separate Accounts
New York Life Insurance and Annuity CorporationThe obligations under the policies (including Fixed Account and DCA Advantage Account obligations, death benefits, living benefits, or other benefits available under the policy) are obligations of NYLIAC and are subject to NYLIAC’s claims-paying ability and financial strength. NYLIAC’s business address is 51 Madison Avenue, New York, NY 10010.The Separate AccountsSeparate Account III and Separate Account IV are segregated asset accounts we established to receive and invest premium payments paid under the policies and allocated to the Investment Divisions. The Investment Divisions, in turn, purchase shares of Portfolios. Although the assets of the Separate Accounts belong to NYLIAC, these assets are held separately from our other assets. The Separate Accounts’ assets may not be used to pay any liabilities of NYLIAC (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains, and capital losses credited to, or charged against the Separate Accounts reflect the Separate Account’s own investment experience and not the investment experience of NYLIAC’s other assets. Therefore, the investment performance of the Separate Accounts is entirely independent of the investment performance of the Fixed Account, the DCA Advantage Account and any other separate account of NYLIAC. NYLIAC is obligated to pay all amounts promised to investors under the policies. Separate Account III and Separate Account IV are each divided into Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Portfolios of the relevant Fund. The Portfolios in which the Investment Divisions currently invest are listed in APPENDIX 1A of this Prospectus.The PortfoliosThe assets of each Portfolio are separate from the others, and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same. We offer no assurance that any of the Portfolios will attain their respective stated objectives. The Portfolios also may make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Portfolios also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Portfolio might at some time be in conflict. In the event that any material conflicts arise from the use of the Portfolios for mixed and shared funding, we could be required to withdraw from a Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Portfolio prospectus. The Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Portfolio, the Portfolio’s investment adviser, or its distributor. We may receive payments or compensation from the Portfolios or their investment advisers, or from other service providers of the Portfolios (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Portfolio and deducted from Portfolio assets and/or from “Rule 12b-1” fees charged by the Portfolio and deducted from Portfolio assets. These payments are also a factor in our selection of Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Portfolios. Policyowners, through their indirect investment in the Portfolios, bear the costs of these fees. The amounts we receive may be substantial, may vary by Portfolio, and may depend on how much policy value is invested in the particular Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts up to 0.35% annually of the aggregate net asset value of the shares of some of the Portfolios held by the Investment Divisions. We also receive compensation under various 12b-1 distribution services arrangements in amounts up to 0.25% annually of the aggregate net asset value of the shares of some of the Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions. NYLIAC’s parent company, New York Life Insurance Company (“New York Life”), may also receive fixed dollar payments for marketing and education support services and for the participation of investment advisers and sub-advisers in training and educational meetings which includes the opportunity to discuss and promote their Funds. The Portfolios, along with their respective name, type (e.g., large cap equity fund, bond fund, asset allocation fund), investment adviser (and any sub-adviser(s)), current expenses, and performance are listed in APPENDIX 1A. More detailed information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also request this information at no cost by contacting your Registered Representative, calling the VPSC at 1-800-598-2019 or by sending an email with your name and mailing address to PremierPlusIIProspectus@newyorklife.com. You should read the Portfolios’ prospectuses before deciding how to allocate premium payments to an Investment Division corresponding to a Portfolio.Asset Allocation ModelsThe Asset Allocation Model program was discontinued as of May 1, 2020. As of May 1, 2020, you may not select an Asset Allocation Model or transfer from one Asset Allocation Model to another Asset Allocation Model. If any portion of your Accumulation Value is currently allocated to an Asset Allocation Model, you may continue to allocate all or a portion of your premium payments to such model. We will not reallocate your Accumulation Value or change your premium allocation instructions in response to these changes unless you direct us to do so. If, however, you transfer your entire allocation out of an Asset Allocation Model, you will not be able to transfer back into that model or transfer to any other Asset Allocation Model.Information for Policyowners Currently Allocated to an Asset Allocation ModelEach Asset Allocation Model was designed to seek to achieve a different investment objective. The Asset Allocation Models are general in nature and are not tailored or personalized for you. The Asset Allocation Models are static but gains and/or losses from the Portfolios in a model will cause the model’s original percentages to shift. However, amounts allocated to a model will be rebalanced to reflect the model’s original percentages using the policy’s Automatic Asset Rebalancing (“AAR”) feature, unless you opted not to have AAR applied to your policy. (See “DESCRIPTION OF BENEFITS—Automatic Asset Rebalancing” for more information.) If you purchased the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0, and have opted to allocate your premium payments to one of the available Asset Allocation Models, you cannot opt out of rebalancing, and your allocations to an Asset Allocation Model will be rebalanced quarterly to reflect the model’s original percentages. In addition, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events and seek your instructions on how you want your Accumulation Value or premium payments reallocated. If you wish to keep your policy’s Accumulation Value allocated to an Asset Allocation Model, you should consult with your registered representative, who can help you evaluate whether it continues to be suitable and appropriate for you in light of your financial situation, risk tolerance, time horizon and investment objectives. While the Asset Allocation Models can facilitate asset allocation discussions and decisions between you and your registered representative, we have no discretionary authority or control over your investment decisions. Rebalancing can cause the Investment Divisions that make up a model to need to undertake efforts to raise cash for money flowing out of the Portfolios or vice versa. In order to raise cash, those Portfolios may need to sell assets at prices lower than otherwise expected, which can hurt Portfolio share prices. Moreover, large outflows of money from the Portfolios may increase the expenses attributable to the assets remaining in the Portfolios. These transactions and expenses can adversely affect the performance of the relevant Portfolios and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Portfolio to hold a large portion of its assets in cash, which could detract from the achievement of the Portfolio’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Portfolio, see that Portfolio’s prospectus. Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Client Profile, could be less effective if your circumstances change over time. In addition, an Asset Allocation Model may not perform as intended. Therefore, it may not achieve its investment objective or reduce volatility. When considering whether to remain in an Asset Allocation Model, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. In addition, the timing of your investment and any rebalancing may affect performance. For additional information regarding the risks of investing in a particular Portfolio within the Asset Allocation Model, see that Portfolio’s prospectus. Conflicts of Interest Relating to the Asset Allocation ModelsThe Asset Allocation Models were designed in 2018 on our behalf by an unaffiliated third-party investment adviser, Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC), an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”). FTFA’s affiliated subadviser, Franklin Advisers, Inc. (successor by merger to QS Investors, LLC (“QS”)), selected the initial composition of each Model Portfolio. The models are referred to herein as the “QS Models.” The QS Models are no longer available for new investment. Earlier versions of the models were designed by New York Life Investment Management LLC, an affiliate of NYLIAC and the Investment Advisor to the MainStay VP Funds Trust (the “NYL Models”). You can get information about each of the Asset Allocation Models by contacting your registered representative. QS received a fee from NYLIAC to design the QS Models. While the QS Models were designed to offer you a convenient way to work with your registered representative in making allocation decisions, you should be aware that QS was subject to competing interests that may have influenced its design of the QS Models. For example, because QS and FTFA were affiliated with the ClearBridge Variable Appreciation Portfolio, QS and FTFA may have benefited from including the ClearBridge Variable Appreciation Portfolio in one or more of the QS Models. Payments from NYLIAC to FTFA and QS to design the QS Models may have also influenced QS in its selection of Investment Divisions affiliated with NYLIAC for inclusion in the models. QS considered many factors in selecting Investment Divisions for the QS Models, including, but not limited to, risk and return profile, prior investment performance and underlying fund fees. New York Life Investment Management LLC (“New York Life Investments”) was also subject to competing interests that impacted the composition of the QS Models as well as its design of the NYL Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from the inclusion of a significant percentage of these Investment Divisions in the QS Models and NYL Models. MainStay VP Investment Divisions represent such a significant percentage of the QS Models and the NYL Models because they constitute the majority of Investment Divisions offered with the policy and are prevalent among the low – and moderate – risk Investment Divisions that make up those models. In addition, New York Life Investments may not have included certain non-proprietary Investment Divisions in the NYL Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of those models. Finally, New York Life Investments may have included Investment Divisions in a NYL Model based on asset class exposure and they may have also been selected over Investment Divisions with better past investment performance or lower fees. As noted above, we receive payments or compensation from the Portfolios or their Investment Advisers, or from other service providers of the Portfolios (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Portfolio, may be significant, and may create conflicts of interest in the design of the QS Models and the NYL Models. NYLIAC does not provide investment advice and does not recommend or endorse any Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen. You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices. Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all their assets in portfolios of other funds. In such case, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return. Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios. So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies. Investment decisions should be based on a thorough investigation of all the information regarding the Portfolios that are available to you, including each Portfolio’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Portfolio’s website, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.Money Market Fund Fees and GatesThe SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) Business Days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors. All types of money market funds can impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.The Franklin Templeton Model Portfolios – Conflicts of InterestThe Franklin Templeton Model Portfolio Funds (the “Model Portfolios”) were created on our behalf by an unaffiliated third-party investment manager, Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Adviser, LLC). FTFA, an indirect wholly-owned, subsidiary of Franklin Resources, Inc., created the Model Portfolios for the exclusive use of NYLIAC’s variable annuity and variable life insurance policyowners. Each Model Portfolio, itself an eligible Portfolio, will actively invest in multiple other funds of various asset classes and strategies (the “Underlying Funds”), to seek to achieve a different investment objective depending on the risk tolerance for the particular Model Portfolio. The Underlying Funds available to the Model Portfolios for investment are comprised primarily of the initial class or similar shares of the Portfolios available under your policy (except for (i) Portfolios that are themselves, funds of funds, and (ii) Portfolios that did not agree to sell their shares to the Model Portfolios). However, the Model Portfolios may also invest in noninsurance-dedicated mutual funds and ETFs. FTFA’s affiliated subadviser, Franklin Advisers, Inc. (“Franklin Advisers”), selected the initial composition of each Model Portfolio. Thereafter, Franklin Advisers manages the Model Portfolios, evaluating assets on a frequent basis and making changes to the investments of the Model Portfolios as deemed necessary. To the extent that NYLIAC adds, deletes, closes or substitutes the Portfolios available under your policy, the composition of the Underlying Funds available to the Model Portfolios for investment will likewise change. FTFA and Franklin Advisers have sole discretion relating to investment by the Model Portfolios in the Underlying Funds. Neither NYLIAC, nor its parent company, affiliates, or subsidiaries have input into the investment decisions of FTFA and/or Franklin Advisers. For additional information regarding the risks of investing in a Model Portfolio, see that Model Portfolio's prospectus. For providing certain administrative support to FTFA and Franklin Advisers, Franklin Distributors, LLC (“Franklin Distributors”), the distributor of the Model Portfolios, compensates NYLIAC based on the aggregate net asset value of the shares of the Model Portfolios held by the Separate Account and other NYLIAC separate accounts (the “NYLIAC Separate Accounts”). NYLIAC also receives Rule 12b-1 fees from Franklin Distributors, which are deducted from the assets of certain share classes of the Model Portfolios. For administrative services that NYLIAC performs with respect to NYLIAC Separate Account assets invested in the Model Portfolios and allocated to the Underlying Funds, NYLIAC receives compensation from the Underlying Funds or their investment advisers, or from other service providers of the Underlying Funds based on the aggregate net asset value of the Underlying Fund shares held by the Model Portfolios and attributable to investment by the NYLIAC Separate Accounts. The fees paid by the Underlying Funds for such services are paid at the same annual rate and fee schedule as the fees paid by the Underlying Funds for administrative services with respect to net assets of the Portfolios held directly by the NYLIAC Separate Accounts. (See “NYLIAC AND THE SEPARATE ACCOUNTS—The Portfolios” for more information about these payments). The payments described above are a factor in our selection of the Portfolios, which in turn, are available to the Model Portfolios for investment. Policyowners, through their direct investment in the Model Portfolios and their indirect investment in the Underlying Funds, bear the costs of these fees. However, only FTFA and Franklin Advisers will determine the portion of the Model Portfolios’ assets, if any, that are invested in particular Underlying Funds. FTFA and Franklin Advisers receive no payments from the Underlying Funds in connection with an investment by the Model Portfolios (except to the extent described below), nor do they know the terms of the payment arrangements (if any) between the unaffiliated Underlying Funds and NYLIAC. FTFA and Franklin Advisers are also subject to competing interests that may influence their investment decisions with respect to the Model Portfolios. For example, FTFA is the investment manager for both the Model Portfolios and certain of the available Underlying Funds, and receives a management fee from those funds. FTFA and Franklin Advisers, therefore, have an incentive to allocate a greater portion of a Model Portfolio’s assets to those funds rather than to unaffiliated funds. As noted above, we receive payments or compensation from the Underlying Funds or their investment advisers, or from other service providers of the Underlying Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to such Underlying Fund and their availability through the Model Portfolios. The amount of this revenue and how it is computed varies by each Underlying Fund may be significant, and may create conflicts of interest in the selection of the Portfolios that are available to the Model Portfolios for investment.Additions, Deletions, or Substitutions of InvestmentsNYLIAC retains the right, subject to any applicable law (including any required regulatory approval), to make additions to, deletions from, or substitutions for the Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners. We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of your investments. In the event of any substitution or change in Investment Divisions, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.ReinvestmentWe automatically reinvest all dividends and capital gain distributions from Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.
New York Life Premier Plus Variable Annuity II | AlternativesToThePolicyMember
Prospectus:
Principal Risk [Text Block]	Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses.
New York Life Premier Plus Variable Annuity II | InvestmentRestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment Restrictions. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer money to or from the Investment Divisions and the Fixed Account more than 12 times in a Policy Year. We also reserve the right to terminate certain policy features such as dollar cost averaging, Automatic Asset Rebalancing, Asset Allocation Models and Interest Sweep. There are restrictions that may limit the investments that you may choose if you choose one of the investment preservation riders. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Investment Divisions had you not been subject to any investment restrictions. We may impose limits on the minimum and maximum amounts that you may invest in the policy or other transaction limits that may limit your use of the policy. In addition, we reserve the right to remove Investment Divisions or substitute Portfolios as investment options that are available under the policy.
New York Life Premier Plus Variable Annuity II | PotentiallyHarmfulTransferActivityMember
Prospectus:
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: •Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;•Increased administrative and Fund brokerage expenses; and/or•Dilution of the interests of long-term investors.A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Premier Plus Variable Annuity II | FeesandChargesMember
Prospectus:
Principal Risk [Text Block]	Fees and Charges. Deduction of policy fees and charges (including surrender charges), and optional benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and optional benefits up to the maximum guaranteed fees and charges stated on your Policy Data Page. The amount of premium-based M&E Charges assessed to your policy will be unaffected by fluctuations in market performance. In a rising market, the premium-based M&E Charge structure will benefit the policyowner because the premium-based M&E Charge, when calculated as a percentage of separate account assets, will be reduced. In a flat or declining market, the premium-based M&E Charge structure will result in an increase in the charge when calculated against separate account assets. The amount of Accumulation Value-based M&E Charges assessed to your policy will be affected by fluctuations in market performance. However, the Accumulation Value-based M&E Charge structure may be more advantageous in a flat or declining market and disadvantageous in a rising market.
New York Life Premier Plus Variable Annuity II | FixedAccountRatesMember
Prospectus:
Principal Risk [Text Block]	Fixed Account Rates. The rate we declare for the Fixed Account may be lower than you would find acceptable.
New York Life Premier Plus Variable Annuity II | DCAAdvantageAccountRatesMember
Prospectus:
Principal Risk [Text Block]	DCA Advantage Account Rates. The crediting rate that we declare for the DCA Advantage Account may be lower than what you would find acceptable.
New York Life Premier Plus Variable Annuity II | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
New York Life Premier Plus Variable Annuity II | RisksAffectingOurAdministrationOfYourPolicyMember
Prospectus:
Principal Risk [Text Block]	Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)
New York Life Premier Plus Variable Annuity II | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this policy.
Principal Risk [Text Block]	Poor Investment Performance. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Options you choose. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolios you have chosen. Amounts allocated to a Portfolio or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. Each investment option (including the Fixed Account) has its own unique risks. For more information about the risks of investing in a particular Portfolio, see that Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com. You should review the prospectuses for the available Portfolios before making an investment decision.
New York Life Premier Plus Variable Annuity II | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash. Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment preservation rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
New York Life Premier Plus Variable Annuity II | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g.,Portfolios) and guaranteed options (e.g., the Fixed Account and DCA Advantage Account) you choose.•Each investment option has its own unique risks.•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA Advantage Account before making an investment decision.
New York Life Premier Plus Variable Annuity II | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019.
Principal Risk [Text Block]	Insurance Company Risks. Any obligations (including those of the Fixed Account), guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the VPSC at 1-800-598-2019.
New York Life Premier Plus Variable Annuity II | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP American Century Sustainable Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	24.08%
Average Annual Total Returns, 5 Years [Percent]	12.66%
Average Annual Total Returns, 10 Years [Percent]	8.46%
New York Life Premier Plus Variable Annuity II | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	5.90%
New York Life Premier Plus Variable Annuity II | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	1.45%
New York Life Premier Plus Variable Annuity II | MainstayVPCandriamEmergingMarketsPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP Candriam Emerging Markets Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Candriam
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	(0.17%)
New York Life Premier Plus Variable Annuity II | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP CBRE Global Infrastructure — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	(2.84%)
New York Life Premier Plus Variable Annuity II | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Conservative Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	3.82%
New York Life Premier Plus Variable Annuity II | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Epoch U.S. Equity Yield — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. (“Epoch”)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	6.91%
New York Life Premier Plus Variable Annuity II | MainstayVPEquityAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Equity Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	6.62%
New York Life Premier Plus Variable Annuity II | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Fidelity Institutional AM®Utilities — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC (“FIAM”)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(1.71%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.15%
New York Life Premier Plus Variable Annuity II | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP Floating Rate — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.54%
New York Life Premier Plus Variable Annuity II | MainstayVPGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Growth Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	5.96%
New York Life Premier Plus Variable Annuity II | MainstayVPHedgeMultiStrategyServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	MainStay VP Hedge Multi-Strategy (formerly MainStay VP IQ Hedge Multi-Strategy) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ Advisors LLC (“IndexIQ”)
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	2.53%
Average Annual Total Returns, 10 Years [Percent]	(1.67%)
New York Life Premier Plus Variable Annuity II | MainstayVPIncomeBuilderServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Income Builder — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	4.75%
New York Life Premier Plus Variable Annuity II | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Janus Henderson Balanced — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus Henderson”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	7.78%
New York Life Premier Plus Variable Annuity II | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay Convertible — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	8.23%
New York Life Premier Plus Variable Annuity II | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay High Yield Corporate Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	4.47%
New York Life Premier Plus Variable Annuity II | Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.49%
New York Life Premier Plus Variable Annuity II | MainStayVPMacKayUSInfrastructureBondServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay Government) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.72%
New York Life Premier Plus Variable Annuity II | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	MainStay VP Moderate Allocation — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.90%
New York Life Premier Plus Variable Annuity II | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	MainStay VP Natural Resources — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("NIMNA")
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.92%
Average Annual Total Returns, 5 Years [Percent]	18.96%
Average Annual Total Returns, 10 Years [Percent]	2.79%
New York Life Premier Plus Variable Annuity II | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	MainStay VP PIMCO Real Return — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	3.46%
Average Annual Total Returns, 5 Years [Percent]	3.08%
Average Annual Total Returns, 10 Years [Percent]	2.01%
New York Life Premier Plus Variable Annuity II | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity (formerly MainStay VP MacKay International Equity) — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	3.85%
New York Life Premier Plus Variable Annuity II | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP S&P 500 Index — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	IndexIQ
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	25.83%
Average Annual Total Returns, 5 Years [Percent]	15.25%
Average Annual Total Returns, 10 Years [Percent]	11.53%
New York Life Premier Plus Variable Annuity II | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Small Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory, LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	7.26%
New York Life Premier Plus Variable Annuity II | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	MainStay VP U.S. Government Money Market — Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	0.99%
New York Life Premier Plus Variable Annuity II | MainstayVPWellingtonGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	38.26%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	10.05%
New York Life Premier Plus Variable Annuity II | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Mid Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	6.39%
New York Life Premier Plus Variable Annuity II | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	MainStay VP Wellington Small Cap — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.60%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.99%
New York Life Premier Plus Variable Annuity II | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Wellington U.S. Equity — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	24.27%
Average Annual Total Returns, 5 Years [Percent]	12.88%
Average Annual Total Returns, 10 Years [Percent]	10.19%
New York Life Premier Plus Variable Annuity II | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MainStay VP Winslow Large Cap Growth — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	42.70%
Average Annual Total Returns, 5 Years [Percent]	17.29%
Average Annual Total Returns, 10 Years [Percent]	13.18%
New York Life Premier Plus Variable Annuity II | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
New York Life Premier Plus Variable Annuity II | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund — Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
New York Life Premier Plus Variable Annuity II | AmericanFundsISTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
New York Life Premier Plus Variable Annuity II | AmericanFundsISCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund®— Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.12%
New York Life Premier Plus Variable Annuity II | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS Global Small Capitalization Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
New York Life Premier Plus Variable Annuity II | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Growth Fund — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
New York Life Premier Plus Variable Annuity II | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	American Funds IS New World Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
New York Life Premier Plus Variable Annuity II | AmericanFundsISUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund® — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
New York Life Premier Plus Variable Annuity II | AmericanFundsISWashingtonMutualInvestorsFundSMClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors FundSM — Class 4
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
New York Life Premier Plus Variable Annuity II | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
New York Life Premier Plus Variable Annuity II | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund — Class III
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	4.21%
New York Life Premier Plus Variable Annuity II | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	59.00%
Average Annual Total Returns, 5 Years [Percent]	15.31%
Average Annual Total Returns, 10 Years [Percent]	12.94%
New York Life Premier Plus Variable Annuity II | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	14.85%
Average Annual Total Returns, 10 Years [Percent]	10.18%
New York Life Premier Plus Variable Annuity II | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio — Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC ("FTFA")
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	13.79%
New York Life Premier Plus Variable Annuity II | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC (“Columbia”)
Portfolio Company Subadviser [Text Block]	Threadneedle International Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(7.14%)
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	(0.97%)
New York Life Premier Plus Variable Annuity II | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Non-InvestmentGrade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	2.20%
New York Life Premier Plus Variable Annuity II | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.96%
Average Annual Total Returns, 5 Years [Percent]	1.34%
Average Annual Total Returns, 10 Years [Percent]	1.99%
New York Life Premier Plus Variable Annuity II | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Columbia Variable Portfolio — Small Cap Value Fund — Class 2
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	21.67%
Average Annual Total Returns, 5 Years [Percent]	13.39%
Average Annual Total Returns, 10 Years [Percent]	8.40%
New York Life Premier Plus Variable Annuity II | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP — Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	5.67%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	2.63%
New York Life Premier Plus Variable Annuity II | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	0.64%
New York Life Premier Plus Variable Annuity II | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
New York Life Premier Plus Variable Annuity II | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
New York Life Premier Plus Variable Annuity II | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
New York Life Premier Plus Variable Annuity II | FidelityVIPExtendedMarketIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”)
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	11.02%
New York Life Premier Plus Variable Annuity II | FidelityVIPFundsManager60PortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.26%
New York Life Premier Plus Variable Annuity II | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
New York Life Premier Plus Variable Annuity II | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	10.39%
New York Life Premier Plus Variable Annuity II | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.89%
New York Life Premier Plus Variable Annuity II | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
New York Life Premier Plus Variable Annuity II | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
New York Life Premier Plus Variable Annuity II | FranklinTempletonAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. (“Franklin Advisers”)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	18.05%
New York Life Premier Plus Variable Annuity II | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.53%
New York Life Premier Plus Variable Annuity II | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.18%
New York Life Premier Plus Variable Annuity II | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.31%
New York Life Premier Plus Variable Annuity II | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin Advisers
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.31%
New York Life Premier Plus Variable Annuity II | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	4.07%
New York Life Premier Plus Variable Annuity II | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® — Series II Shares
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
New York Life Premier Plus Variable Annuity II | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
New York Life Premier Plus Variable Annuity II | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	8.74%
New York Life Premier Plus Variable Annuity II | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series (formerly Delaware VIP® Small Cap Value Series) — Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
New York Life Premier Plus Variable Annuity II | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.66%
New York Life Premier Plus Variable Annuity II | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
New York Life Premier Plus Variable Annuity II | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid CapEquity
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
New York Life Premier Plus Variable Annuity II | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	3.89%
New York Life Premier Plus Variable Annuity II | MFSResearchSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	MFS® Research Series — Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	22.12%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	10.55%
New York Life Premier Plus Variable Annuity II | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Morgan Stanley VIF U.S. Real Estate Portfolio — Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.26%
New York Life Premier Plus Variable Annuity II | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Small/Mid CapEquity
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.96%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	8.69%
New York Life Premier Plus Variable Annuity II | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
New York Life Premier Plus Variable Annuity II | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.54%
New York Life Premier Plus Variable Annuity II | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
New York Life Premier Plus Variable Annuity II | PIMCOVITShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	1.76%
New York Life Premier Plus Variable Annuity II | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio — Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
New York Life Premier Plus Variable Annuity II | PrincipalVCRealEstateSecuritiesAccountClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account — Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	8.24%
Average Annual Total Returns, 10 Years [Percent]	8.44%
New York Life Premier Plus Variable Annuity II | PutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	International/GlobalEquity
Portfolio Company Name [Text Block]	Putnam VT International Value Fund — Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
New York Life Premier Plus Variable Annuity II | VoyaGrowthandIncomePortfolioClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio — Class S
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.06%
Average Annual Total Returns, 5 Years [Percent]	15.90%
Average Annual Total Returns, 10 Years [Percent]	11.02%
New York Life Premier Plus Variable Annuity II | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	InvestmentGrade Bond
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio — Class II
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd. in Japan
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
New York Life Premier Plus Variable Annuity II | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP MacKay Strategic Bond — Service Class
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
New York Life Premier Plus Variable Annuity II | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2016
New York Life Premier Plus Variable Annuity II | IPR5012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR5012YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR5013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR5013YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR5014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR5014YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR5015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR5015YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR5020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR5020YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage12YearMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage12YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage13YearMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage13YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage14YearMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage14YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage15YearMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage15YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage20YearMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackage20YearMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Plus Variable Annuity II | AnnualDeathBenefitResetADBRRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Purpose of Benefit [Text Block]	Provides a new locked–in higher death benefit each year from the Policy Date(“Reset Anniversary”), if your investments increase in value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•Resets will continue on Reset Anniversaries until the Owner(or Annuitant if the Owner is not a natural person) is age 80 or 85 (depending when the policy was purchased).•In certain jurisdictions, an ownership change or assignment will terminate the benefit.•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).•You cannot cancel the rider without surrendering the policy.•The rider is not available for Inherited Non-Qualified policies.
Name of Benefit [Text Block]	Annual Death Benefit Reset (ADBR) Rider
Operation of Benefit [Text Block]	Annual Death Benefit Reset RiderYou may enhance your policy’s Standard Death Benefit by purchasing the optional ADBR Rider. The ADBR Rider is available only at the time of application, in jurisdictions where approved. You cannot cancel this Rider without surrendering your policy. The rider is not available for Inherited Non-Qualified polices. If you purchase this rider and you die prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment at VPSC. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. With this rider, your death benefit will be the greater of: (a)the Standard Death Benefit payable under the policy (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”); or(b)the “ADBR Reset Value”, as defined in the next paragraph, plus any additional premium payments made since the most recent “Reset Anniversary”, and less (i) any Premium Credits, if credited to the policy within the twelve (12) months immediately preceding death, and (ii) any proportional withdrawals (“ADBR Reset Value Proportional Reductions”) made since the most recent Reset Anniversary; or(c)any death benefit available under any other rider attached to the policy.We automatically calculate the ADBR Reset Value, with respect to any policy, every year from the Policy Date (“Reset Anniversary”) until, for Policies applied for on or after May 1, 2019, you reach age 85 and, for Policies applied for before May 1, 2019, until you reach age 80 (or the Annuitant if the Owner is not a natural person). For policies owned by a grantor trust applied for on or after May 1, 2019, the ADBR Reset Value will be calculated until any grantor reaches age 85, and for Policies applied for before May 1, 2019, reaches age 80. On the first Policy Anniversary, the ADBR Reset Value is defined as the greater of (a) the Accumulation Value on the first Policy Anniversary; and (b) the Return of Premium Death Benefit. The ADBR Reset Value on the second and each subsequent Reset Anniversary is defined as the greatest of (a) the Accumulation Value on the current Reset Anniversary; and (b) the ADBR Reset Value on the prior Reset Anniversary, plus any premium payments made and, if applicable, any Premium Credits applied since the prior Reset Anniversary, less any ADBR Reset Value Proportional Withdrawals since the prior Reset Anniversary. The rider benefit will no longer reset after the Owner’s death or for grantor trust owned policies, the death of any grantor. The only exception is if the policy remains in-force under the spousal option provision of the Policy, if available. If the Owner is not a natural person, or a grantor trust, the rider benefit will no longer reset after the death of the Annuitant. In addition, in jurisdictions where approved, if an ownership change or assignment of the policy is made, other than as explicitly described in the rider, the rider will terminate and no ADBR Reset Value will be payable. If the rider is terminated, the death benefit payable will be the benefit provided in the “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” section of this Prospectus. An ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, (including applicable surrender charges), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the ADBR Reset Value immediately preceding the withdrawal.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the ADBR Rider works for an owner who is age 63. The current annual rider charge is 0.25% (for policies applied for on or after May 1, 2016) of the ADBR Reset Value as of the last Policy Anniversary, deducted quarterly. In this example, we have assumed the following: (1)you purchase this policy with a $200,000 initial premium payment (no additional premium payments are made); a Premium Credit of $6,000 is applied to this payment(2)the Accumulation Value as of the first Policy Anniversary is $250,000 (this is the Policy Year 1 ADBR Reset Value)(3)the current Accumulation Value is $240,000(4)you make a withdrawal of $15,000 in the Policy Year 2 (no surrender charges are applicable)(5)you die at the beginning of the second policy quarter of Policy Year 2 after the withdrawal(6)the Accumulation Value on the date we receive the necessary requirements to pay the death benefit is $225,000 ($240,000 – $15,000)(7)the charge for the ADBR Rider is assessed (for policies applied for on or after May 1, 2016): 0.25% annually (0.0625% per quarter)(8)the Death Benefit is the greatest of:a)the Accumulation Value= $225,000b)the Return of Premium Death Benefit= $187,500 calculated as described below:To calculate the Return of Premium Death Benefit, you must first determine the value of any Return of Premium Death Benefit Proportional Withdrawal. The Return of Premium Death Benefit Proportional Withdrawal equals the amount of partial withdrawals ($15,000) divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal ($200,000): •($15,000/$240,000) x $200,000 = $12,500 is the proportional reduction.The total amount of premium payments made under the policy ($200,000) minus the Return of Premium Death Benefit Proportional Withdrawal ($12,500) equals the Return of Premium Death Benefit ($187,500). c)the Policy Year 2 ADBR Reset Value, which is the greatest of:1.the Accumulation Value= $225,0002.the prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments and any Premium Credits made since the prior Reset Anniversary (less any applicable Premium Credits, if credited to the Accumulation Value within the twelve months immediately preceding death) ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625).= $234,375 calculated as described below:To calculate the ADBR Reset Value, you must first determine the value of any ADBR Reset Value Proportional Reduction. The ADBR Reset Value Proportional Reduction is an amount equal to the amount withdrawn from the policy, after the first Policy Anniversary, ($15,000), divided by the policy’s Accumulation Value immediately preceding the withdrawal ($240,000), multiplied by the ADBR Reset Value immediately preceding the withdrawal ($250,000). •($15,000/$240,000) x $250,000 = $15,625.The prior ADBR Reset Value as of the last Reset Anniversary ($250,000), plus any premium payments since the prior Reset Anniversary ($0), less ADBR Reset Value Proportional Reductions since the prior Reset Anniversary ($15,625) equals $234,375.00. In this example, your Beneficiary would receive $234,375.00. The ADBR Rider ends upon the earliest of the following: (1)the Annuity Commencement Date,(2)the date you surrender the policy,(3)an ownership change or assignment of the policy, other than as described in the rider, or(4)the date we terminate the policy.Notwithstanding the foregoing, if your spouse, as the sole primary Beneficiary, elects to continue the policy as the new Owner upon your death, the Rider will not end and all of the Rider’s provisions and quarterly charges will continue to be deducted as if the new Owner had purchased the policy on the original Policy Date. You cannot cancel this Rider without surrendering your policy.
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider40DeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	IPR 4.0 Death BenefitThe IPR 4.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). For the 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 4.0 Death Benefit, which is:(a)The Guaranteed Amount reduced by any Premium Credits applied within twelve (12) months of the date of death; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 4.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 4.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 4.0 Holding Period End Date are not applied to the IPR 4.0 Death Benefit and therefore do not increase the IPR 4.0 Death Benefit. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 4.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150%, reduced by any Premium Credits applied within twelve (12) months of the date of death; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 4.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 4.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 4.0 Holding Period End Date are not applied to the IPR 4.0 Death Benefit and therefore do not increase the IPR 4.0 Death Benefit. Payment of a death benefit terminates the IPR 4.0. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 4.0 Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a Partial Withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively).
Calculation Method of Benefit [Text Block]	For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000 a Premium Credit of $3,000 is applied to your policy, so your Guaranteed Amount is $103,000. Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,750. Your IPR Guaranteed Amount after the withdrawal would be $77,250. Although you only requested a withdrawal of $20,000, it resulted in a $25,750 reduction of the benefit guaranteed by the IPR 4.0. If, however, there had been no negative market performance and you made a premium payment of $20,000 a Premium Credit of $600 is applied to your policy instead of a withdrawal, the effect on your Guaranteed Amount would be to increase your Guaranteed Amount by $20,600 so that it is now $123,600. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit.
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider30DeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	IPR 3.0 Death BenefitThe IPR 3.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). For the 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 3.0 Death Benefit, which is:(a)The Guaranteed Amount reduced by any Premium Credits applied within twelve (12) months of the date of death; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 3.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 3.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 3.0 Holding Period End Date are not applied to the IPR 3.0 Death Benefit and therefore do not increase the IPR 3.0 Death Benefit. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 3.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150% reduced by any Premium Credits applied twelve (12) months of the date of death; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 3.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 3.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 3.0 Holding Period End Date are not applied to the IPR 3.0 Death Benefit and therefore do not increase the IPR 3.0 Death Benefit. Payment of a death benefit terminates the IPR 3.0. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 3.0 Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a Partial Withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively).
Calculation Method of Benefit [Text Block]	For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000 a Premium Credit of $3,000 is applied to your policy so your Guaranteed Amount is $103,000. Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,750. Your Guaranteed Amount after the withdrawal would be $77,250. Although you only requested a withdrawal of $20,000, it resulted in a $25,750 reduction of the benefit guaranteed by the IPR 3.0. If, however, there had been no negative market performance and you made a premium payment of $20,000 a Premium Credit of $600 is applied to your policy instead of a withdrawal, the effect on your Guaranteed Amount would be to increase your Guaranteed Amount by $20,600 so that it is now $123,600. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit.
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider20DeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	IPR 2.0 Death BenefitThe IPR 2.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). For the 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 2.0 Death Benefit, which is:(a)The Guaranteed Amount reduced by any Premium Credits applied within twelve (12) months of the date of death; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 2.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 2.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 2.0 Holding Period End Date are not applied to the IPR 2.0 Death Benefit and therefore do not increase the IPR 2.0 Death Benefit. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 2.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by 150% reduced by any Premium Credits applied within twelve (12) months of the date of death; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 2.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 2.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 2.0 Holding Period End Date are not applied to the IPR 2.0 Death Benefit and therefore do not increase the IPR 2.0 Death Benefit. Payment of a death benefit terminates the IPR 2.0. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 2.0 Death Benefit, Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively).
Calculation Method of Benefit [Text Block]	For example, assume that you are in your first Policy Year. You made an initial premium payment of $100,000 a Premium Credit of $3,000 is applied to your policy, so your Guaranteed Amount is $103,000. Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less that the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,750. Your Guaranteed Amount after the withdrawal would be $77,250. Although you only requested a withdrawal of $20,000, it resulted in a $25,750 reduction of the benefit guaranteed by the IPR 2.0. If, however, there had been no negative market performance and you made a premium payment of $20,000 a Premium Credit of $600 is applied to your policy instead of a withdrawal, the effect on your Guaranteed Amount would be to increase your Guaranteed Amount by $20,600 so that it is now $123,600. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit.
New York Life Premier Plus Variable Annuity II | IPRDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	IPR Death BenefitIf the policyowner dies within two Policy Years of the last day of the Rider term (Holding Period End Date) then in effect, the death benefit will equal the Guaranteed Amount for that Rider term, if that Guaranteed Amount is higher than death benefit payable under the policy (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.). However, if there is an ADBR Rider in effect, and the death benefit under the ADBR Rider is higher than the Standard Death Benefit or the Guaranteed Amount, we will pay the death benefit available under the ADBR Rider. Payment of a death benefit terminates the IPR. If the Owner dies before the last two Policy Years of the last day of the IPR Rider term (Holding Period End Date) then in effect, the death benefit payable will be the greater of the Standard Death Benefit or the death benefit under the ADBR Rider, if applicable.
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50DeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	IPR 5.0 Death Benefit
Purpose of Benefit [Text Block]	A death benefit that is available if you purchase the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0.This death benefit guarantees that your beneficiaries will receive the greatest of the: (i) Standard Death Benefit under the policy; (ii) any death benefit available under any other rider attached to the policy; or (iii) the IPR death benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Only available at the time of application.•Only payable if the Owner’s spouse does not elect to continue the policy pursuant to its spousal continuance option. If the Owner’s spouse elects to continue the policy, the IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 will continue and the IPR Death Benefit will not be paid.•The IPR Death Benefit that is payable under the investment preservation riders may require that the Owner hold the policy for a minimum waiting period before the IPR Death Benefit equals the Guaranteed Amount under the investment preservation rider. If the Owner dies prior to the end of that required waiting period, the IPR Death Benefit will be equal to the first policy year premiums less any proportional withdrawals. (See DESCRIPTION OF BENEFITS – IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0 for more information on IPR Death Benefit calculations.)•Similarly, if an IPR Reset is elected, a new waiting period, as applicable, will begin before the Guaranteed Amount is payable as the IPR Death Benefit. If the Owner dies prior to the end of the new applicable waiting period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals.
Name of Benefit [Text Block]	IPR 5.0 Death Benefit
Operation of Benefit [Text Block]	IPR 5.0 Death BenefitThe IPR 5.0 Death Benefit is available in jurisdictions where approved (see “APPENDIX 3 – State Variations” for more information). If you purchased your policy on or prior to November 12, 2023: For the 12, 13, 14 and 15 year Holding Periods: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount reduced by any Premium Credits applied within twelve (12) months of the date of death; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 5.0 Holding Period End Date are not applied to the IPR 5.0 Death Benefit and therefore do not increase the IPR 5.0 Death Benefit. For the 20 year Holding Period: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider data page (See the Rate Sheet Prospectus Supplement for the IPR Guarantee Percentage applicable for new purchases) reduced by any Premium Credits applied within twelve (12) months of the date of death; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 5.0 Holding Period End Date are not applied to the IPR 5.0 Death Benefit and therefore do not increase the IPR 5.0 Death Benefit. If you purchased your policy on or after November 13, 2023: For policies where the IPR Guarantee Percentage is 100% or less: If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). (1)The amount of the death benefit payable under the policy (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit-Death Before Annuity Commencement”).(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount reduced by any Premium Credits applied within twelve (12) months of the date of death; or(b)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (b) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. For Policies where the IPR Guarantee Percentage is 101% or more: If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(a). If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(b). If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greatest of 1, 2 and 3(c). (1)The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)(2)Any death benefit available under any other rider attached to the policy.(3)The IPR 5.0 Death Benefit, which is:(a)The Guaranteed Amount; or(b)A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider data page (See the Rate Sheet Prospectus Supplement for the IPR Guarantee Percentage applicable for new purchases) reduced by any Premium Credits applied within twelve (12) months of the date of death; or(c)The Guaranteed Amount on the Holding Period End Date, increased by any premium payments received after the Holding Period End Date and reduced proportionally for withdrawals taken after the Holding Period End Date.For the IPR 5.0 Death Benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR 5.0 Death Benefit immediately preceding the withdrawal. Premium Credits applied after the IPR 5.0 Holding Period End Date are not applied to the IPR 5.0 Death Benefit and therefore do not increase the IPR 5.0 Death Benefit. It is important to note that for purposes of calculating the Guaranteed Amount under the IPR 5.0 Death Benefit, Partial Withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount while additional premium payments increase the Guaranteed Amount dollar for dollar. This means that under certain market conditions, a Partial Withdrawal could have a much more significant impact on the Guaranteed Amount (negatively) than would a premium payment made in the same amount (positively). Payment of a death benefit terminates the IPR 5.0. Upon your death, the IPR 5.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 5.0 and the policy. If your spouse chooses to continue the IPR 5.0 and the policy, no death benefit proceeds will be paid upon your death.
Calculation Method of Benefit [Text Block]	Example of Calculation of the Death Benefit: For this example, assume: (1)IPR 5.0 with a 12 year Holding Period is purchased at the time of application;(2)You made an initial premium payment of $100,000. A Premium Credit of $3,000 is applied to your policy;(3)No additional premiums are made;(4)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount is 100% of the sum of all premium payments that we receive in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the reset, the new Guaranteed Amount is increased to $150,000 and a new Holding Period has begun;(6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations;Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1)The Standard Death Benefit, which is The Accumulation Value upon death = $140,000 or;(2)The Return of Premium Death Benefit = $100,000 or;(3)The IPR 5.0 Death Benefit which is the IPR Guaranteed Amount = $150,000In this example, your beneficiary would receive the IPR 5.0 Death Benefit amount of $150,000. For this example, assume: (1)IPR 5.0 with a 12 year Holding Period is purchased at the time of application on or after November 13, 2023;(2)You made an initial premium payment of $100,000. A Premium Credit of $3,000 is applied to your policy;(3)No additional premiums are made;(4)Your IPR Guarantee Percentage is 105%; therefore, the Guaranteed Amount is 105% of the sum of all premium payments that we receive in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(5)As of the fourth Policy Anniversary, an IPR Reset is requested because the Accumulation Value has increased to $150,000. After the reset, the new Guaranteed Amount is increased to $157,500 and a new Holding Period has begun;(6)You die in the fifth Policy Year, and the Accumulation Value upon death is now $140,000 due to market fluctuations;Upon death in the fifth Policy Year, the death benefit payable is the greater of: (1)The Standard Death Benefit, which is The Accumulation Value upon death = $140,000 or;(2)The Return of Premium Death Benefit = $100,000 or;(3)The IPR 5.0 Death Benefit which is the IPR Guaranteed Amount = $150,000 (calculated as follows $157,500 / 105% = $150,000) (the Guaranteed Amount is not payable because death occurred prior to the last two years of the new Holding Period End Date.).In this example, your beneficiary would receive the IPR 5.0 Death Benefit amount of $150,000. If death occurred within or after the last two years of the new Holding Period End Date, the IPR 5.0 Death Benefit would have been $157,500. Example of Spousal Continuance with the IPR Using the first death benefit calculation example of purchasing an IPR with a 12 year Holding Period, assume that instead of electing the IPR Death Benefit when the policyowner died in Policy Year 5, the surviving spouse elected to continue the policy as the new Owner. All of the values that existed at the time of the original policyowner’s death would simply continue as though the spouse as the new Owner had purchased the policy on the original Policy Date. For example: (1)The IPR Guaranteed Amount would be $150,000 because the deceased spouse reset in Policy Year 4. Since a new 12 year Holding Period because upon the reset, there are 11 years left in the IPR Holding Period.(2)The Accumulation Value in Policy Year 5 at the time of death is still $140,000 and the policy will continue. The surviving spouse has all the rights under the policy, including the ability to make transfers, premium payments and withdrawals. The surviving spouse may also elect to reset the IPR Guaranteed Amount if he or she chooses.Please note that for jointly-owned policies, a spouse can only elect to continue the policy if the surviving spouse has been designated the sole primary beneficiary of the policy. If someone other than the surviving spouse is designated as a beneficiary, the spousal continuance option is not available.
New York Life Premier Plus Variable Annuity II | IPRMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	Investment Preservation Rider
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options. See APPENDIX 1B and 1C.•For IPR, Premium Payments made after the first Policy Year are not included in the guaranteed amount. For IPR 2.0, IPR 3.0 and IPR 4.0, premiums are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset. See the Rate Sheet Prospectus Supplement for current applicable reset rates.•IPR Reset rights may be suspended or discontinued and are subject to age limits.•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Name of Benefit [Text Block]	Investment Preservation Rider
Operation of Benefit [Text Block]	Investment Preservation Rider (IPR)The Investment Preservation Rider (“IPR”) is no longer available for purchase and was available only at the time of application. The IPR allows you to choose among five (5) different Holding Periods. If you elected the IPR, you will be eligible to receive a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR relating to the 20 - year rider Holding Period may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 - State Variations” for more information. IPR will end on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. The applicable Policy Anniversary depends on the Holding Period you choose. While the IPR is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0 and Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third-party guarantees are involved. The Guaranteed Amount under the IPR is as follows: (i)For the 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments that we receive in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments that we receive in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions.(iii)For all Holding Periods, premium payments made after the first Policy Year will not be included in the Guaranteed Amount at issue. The IPR will take effect on the Policy Date.(iv)IPR Reset:You would decide to reset to increase the Guaranteed Amount under the IPR. You may request to reset the Guaranteed Amount at any time while the IPR is in effect as long as (a) the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 12, 13, 14, 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Upon reset, the terms of the IPR Death Benefit are also reset so that the death of the Owner must be within two years of the new Holding Period End Date for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the death benefit payable will be the greater of the Standard Death Benefit or the death benefit under the ADBR Rider, if applicable. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. (See “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges and “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0.”) In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original Holding Period starts, that means, for example, if you purchase IPR with a 12 year Holding Period, and you elect to reset in Policy Year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR Charge or the Rider Risk Charge Adjustment, if applicable. If you purchased IPR, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B. The Fixed Account is not available while the IPR is in effect. Upon any termination of the IPR, the Fixed Account will be an available investment option. If you purchase the IPR, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR are set forth in APPENDIX 1B. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-1/2. You may cancel the IPR within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR and refund any IPR charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0.”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 – State Variations”. The cancellation of the IPR after the 30–day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR prior to purchasing it. The IPR was available with all Non–Qualified, IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA and Inherited IRA policies. The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR only if you intend to keep the policy for at least the rider Holding Period you choose (12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Upon your death, the IPR and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR. While the IPR is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you take any withdrawal (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR with a 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)A Premium Credit of $3,000 is applied to your policy;(4)No additional premium payments are made;(5)A withdrawal of $20,000 is made in the eighth policy year;(6)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(7)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $103,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $103,000 = $25,750To determine the new Guaranteed Amount after the withdrawal, we subtracted the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($103,000 – $25,750) = $77,250. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $77,250. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $27,250. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $154,500. The Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $154,500 = $38,625 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $115,875. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $115,875. Therefore, you would have been eligible to receive a one-time adjustment of $65,875. After the adjustment is paid, the rider will end. You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR Rider.
New York Life Premier Plus Variable Annuity II | IPRMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	May 01, 2015
Offered Ending [Date]	Apr. 30, 2016
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider20Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	Investment Preservation Rider 2.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options. See APPENDIX 1B and 1C.•For IPR, Premium Payments made after the first Policy Year are not included in the guaranteed amount. For IPR 2.0, IPR 3.0 and IPR 4.0, premiums are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset. See the Rate Sheet Prospectus Supplement for current applicable reset rates.•IPR Reset rights may be suspended or discontinued and are subject to age limits.•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Name of Benefit [Text Block]	Investment Preservation Rider 2.0
Operation of Benefit [Text Block]	Investment Preservation Rider 2.0 (IPR 2.0)The Investment Preservation Rider 2.0 (“IPR 2.0”) is no longer available for purchase and was available only at the time of application. While IPR 2.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 2.0 allows you to choose among five (5) different Holding Periods. If you purchase the IPR 2.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 2.0 on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR 2.0 relating to the 20 year Holding Period and may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. The IPR 2.0 ends on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 2.0–IPR 2.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 2.0 ends). The applicable Policy Anniversary depends on the Holding Period you choose. While the IPR 2.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 2.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR 2.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR 2.0 is as follows: (i)For the 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(iii)IPR Reset:You can decide to reset to increase the Guaranteed Amount under the IPR 2.0. You may request to reset the Guaranteed Amount at any time while the IPR 2.0 is in effect as long as (a) the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 Year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 12,13,14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Additionally, upon reset, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR 2.0 and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. (See “CHARGES AND DEDUCTIONS -Optional Benefit Expenses-Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges, and “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0”). In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts. That means, for example, if you purchase IPR 2.0 with a 12 year Holding Period, and you elect to reset in Policy Year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, IPR 2.0 Charge or Rider Risk Charge Adjustment, if applicable. If you purchased IPR 2.0, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1B. The Fixed Account is not available while the IPR 2.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 2.0, the Fixed Account will be an available investment option. If you purchase the IPR 2.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 2.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 2.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 2.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR 2.0 are set forth in APPENDIX 1B. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR 2.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR 2.0. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 2.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-1/2. You may cancel the IPR 2.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 2.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 2.0 and refund any IPR 2.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 2.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 2.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0.”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 – State Variations.” The cancellation of the IPR 2.0 after the 30–day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 2.0 prior to purchasing it. The IPR 2.0 was available with all Non–Qualified, IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA and Inherited IRA policies. The IPR 2.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 2.0 only if you intend to keep the policy for at least the rider Holding Period you choose (12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 2.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 2.0. While the IPR 2.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 2.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you take any withdrawals (including required minimum distributions from IRAs) while the IPR 2.0 is in effect, you may not be able to receive the full value of the IPR 2.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR 2.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 2.0 in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR 2.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 2.0 with a 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)A Premium Credit of $3,000 is applied to your policy;(4)No additional premium payments are made;(5)A withdrawal of $20,000 is made in the eighth policy year;(6)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(7)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $103,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $103,000 = $25,750To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($103,000 – $25,750) = $77,250. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $77,250. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $27,250. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $154,500. The Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $154,500 = $38,625 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $115,875. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $115,875. Therefore, you would have been eligible to receive a one-time adjustment of $65,875. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 2.0 –IPR 2.0 Death Benefit” below regarding the terms under which such death benefit may continue after the IPR 2.0 ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR 2.0 Rider. Upon your death, the IPR 2.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 2.0 and the policy. If your spouse chooses to continue the IPR 2.0 and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider20Member | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	May 01, 2017
Offered Ending [Date]	Nov. 12, 2017
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider30Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	Investment Preservation Rider 3.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options. See APPENDIX 1B and 1C.•For IPR, Premium Payments made after the first Policy Year are not included in the guaranteed amount. For IPR 2.0, IPR 3.0 and IPR 4.0, premiums are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset. See the Rate Sheet Prospectus Supplement for current applicable reset rates.•IPR Reset rights may be suspended or discontinued and are subject to age limits.•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Name of Benefit [Text Block]	Investment Preservation Rider 3.0
Operation of Benefit [Text Block]	Investment Preservation Rider 3.0 (IPR 3.0)The Investment Preservation Rider 3.0 (“IPR 3.0”) is no longer available for purchase and was available only at the time of application. While IPR 3.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 3.0 allows you to choose among five (5) different Holding Periods. If you purchase the IPR 3.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 3.0 on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR 3.0 relating to the 20 year Holding Period and the IPR 3.0 Death Benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. The IPR 3.0 ends on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 3.0–IPR 3.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 3.0 ends). The applicable Policy Anniversary depends on the Holding Period you choose. While the IPR 3.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Supplement for current charges.) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 3.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR 3.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR 3.0 is as follows: (i)For the 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(iii)IPR Reset:You can decide to reset to increase the Guaranteed Amount under the IPR 3.0. You may request to reset the Guaranteed Amount at any time while the IPR 3.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 12,13, 14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR 3.0 and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. Additionally, upon reset, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. (See “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges and “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0”). In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts. That means, for example, if you purchase IPR 3.0 with a 12 year Holding Period, and you elect to reset in Policy Year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR 3.0 Charge or Rider Risk Charge Adjustment, if applicable. If you purchased IPR 3.0, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1C. The Fixed Account is not available while the IPR 3.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 3.0, the Fixed Account will be an available investment option. If you purchase the IPR 3.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 3.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 3.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 3.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR 3.0 are set forth in APPENDIX 1C. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR 3.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR 3.0. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 3.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-1/2. You may cancel the IPR 3.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 3.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 3.0 and refund any IPR 3.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 3.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 3.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0.”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3–State Variations”. The cancellation of the IPR 3.0 after the 30– day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 3.0 prior to purchasing it. The IPR 3.0 was available with all Non–Qualified, IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA and Inherited IRA policies. The IPR 3.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 3.0 only if you intend to keep the policy for at least the rider Holding Period you choose (12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 3.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 3.0. While the IPR 3.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 3.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR 3.0 is in effect, you may not be able to receive the full value of the IPR 3.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR 3.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 3.0 in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR 3.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 3.0 with a 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)A Premium Credit of $3,000 is applied to your policy;(4)No additional premium payments are made;(5)A withdrawal of $20,000 is made in the eighth policy year;(6)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(7)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $103,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $103,000 = $25,750To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($103,000 – $25,750) = $77,250. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $77,250. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $27,250. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $154,500. The Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $154,500 = $38,625 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $115,875. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $115,875. Therefore, you would have been eligible to receive a one-time adjustment of $65,875. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 3.0–IPR 3.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 3.0 ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR 3.0 Rider. Upon your death, the IPR 3.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary in order to continue the IPR 3.0 and the policy. If your spouse chooses to continue the IPR 3.0 and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider40Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Name of Benefit [Text Block]	Investment Preservation Rider 4.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.You may request to reset the guaranteed amount (an IPR Reset) under certain circumstances.In most jurisdictions, includes an IPR Death Benefit which is payable upon the death of the Owner if the Owner dies before the end of the Holding Period.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]	•Provides no benefit if you surrender the policy before the end of the Holding Period.•Restricts the availability of certain investment options. See APPENDIX 1B and 1C.•For IPR, Premium Payments made after the first Policy Year are not included in the guaranteed amount. For IPR 2.0, IPR 3.0 and IPR 4.0, premiums are only permitted (a) in the first Policy Year or (b) after a specified Holding Period.•Withdrawals could significantly reduce the benefit (possibly by an amount greater than the actual amount withdrawn).•An IPR Reset starts a new Holding Period. New annual charges may apply after you elect an IPR Reset. See the Rate Sheet Prospectus Supplement for current applicable reset rates.•IPR Reset rights may be suspended or discontinued and are subject to age limits.•We apply a one-time charge if you cancel the rider (Rider Risk Charge Adjustment).
Name of Benefit [Text Block]	Investment Preservation Rider 4.0
Operation of Benefit [Text Block]	Investment Preservation Rider 4.0 (IPR 4.0)The Investment Preservation Rider 4.0 (“IPR 4.0”) is no longer available for purchase and was available only at the time of application. While IPR 4.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 4.0 allowed you to choose among five (5) different Holding Periods, depending on your initial premium payment and whether your policy’s M&E Charges are Accumulation Value based or Premium Payment based, as shown on the following chart.
IPR 4.0 Availability by M&E Type and Holding Period
	Accumulation Value–Based M&E Charge					Premium–Based M&E Charge
Minimum Initial Premium Payment	12	13	14	15	20	12	13	14	15	20
$499,999 or less	×	×	×	×	×	√	√	√	√	×
$500,000 or greater	√	√	×	×	×	√	√	√	√	√
If you purchased the IPR 4.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 4.0 on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you chose. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR 4.0 relating to the 20 year Holding Period and the IPR 4.0 Death Benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 3 – State Variations” for more information. The IPR 4.0 ends on the applicable Policy Anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you chose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 4.0–IPR 4.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 4.0 ends). The applicable Policy Anniversary depends on the Holding Period you chose. While the IPR 4.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 4.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. Please note that benefits payable under the IPR 4.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The Guaranteed Amount under the IPR 4.0 is as follows: (i)For the 12, 13, 14, or 15 year Holding Periods: The Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(ii)For the 20 year Holding Period: The Guaranteed Amount will equal 150% of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(iii)IPR Reset:You can decide to reset to increase the Guaranteed Amount under the IPR 4.0. You may request to reset the Guaranteed Amount at any time while the IPR 4.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value or 150% of the Accumulation Value (for the 20 year Holding Period) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to equal the Accumulation Value (for 12, 13, 14 and 15 year Holding Periods) or 150% of the Accumulation Value (for the 20 year Holding Period) on that date. After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Additionally, upon reset, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for a new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. We may also set a new charge (not to exceed the guaranteed maximum charge in the “TABLE OF FEES AND EXPENSES”) for the IPR 4.0 and the Rider Risk Charge Adjustment on the Rider Reset Effective Date. (See “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Charge for the Investment Preservation Rider, Investment Preservation Rider 2.0, Investment Preservation Rider 3.0, Investment Preservation Rider 4.0 and Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges and “CHARGES AND DEDUCTIONS-Optional Benefit Expenses-Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0”). In addition, upon reset, your allocation restrictions may change. When you reset, a new rider Holding Period with the same duration as the original rider Holding Period starts, that means, for example, if you purchase IPR 4.0 with a 12 year Holding Period, and you elect to reset in Policy Year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR 4.0 Charge or Rider Risk Charge Adjustment, if applicable. If you purchased IPR 4.0, you will be allowed to allocate your premium payments to the Investment Divisions, an available Asset Allocation Model and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1C. The Fixed Account is not available while the IPR 4.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 4.0, the Fixed Account will be an available investment option. If you purchased the IPR 4.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds, or to one of the available Asset Allocation Models. Individual transfers between Investment Divisions, the DCA Advantage Account and/or Asset Allocation Models are not allowed. If you wish to complete an individual transfer between the Investment Divisions, or change to a different Asset Allocation Model (if available), you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 4.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you did not purchase the IPR 4.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 4.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories and the Asset Allocation Models available with IPR 4.0 are set forth in APPENDIX 1C. If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, adding or removing Asset Allocation Models, or discontinuing the availability of the DCA Advantage Account. With the IPR 4.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one–time adjustment to your Accumulation Value under the IPR 4.0. We will also inform you of your options in the event that such one–time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 4.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-1/2. You may cancel the IPR 4.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 4.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 4.0 and refund any IPR 4.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 4.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 4.0 charges that may have been deducted. (See “Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0.”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3–State Variations”. The cancellation of the IPR 4.0 after the 30 day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 4.0 prior to purchasing it. The IPR 4.0 was available with all Non–Qualified (other than Inherited Non–Qualified policies), IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider was not available on TSA, Inherited IRA, Inherited Roth IRA or Inherited Non–Qualified policies. The IPR 4.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 4.0 only if you intend to keep the policy for at least the rider Holding Period you choose (12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 4.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. Any withdrawal reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 4.0. While the IPR 4.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 4.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR 4.0 is in effect, you may not be able to receive the full value of the IPR 4.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount (see example below). As a result, the IPR 4.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 4.0 in your tax situation.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how the benefit from the IPR 4.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 4.0 with a 12, 13, 14, or 15 year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)A Premium Credit of $3,000 is applied to your policy;(4)No additional premium payments are made;(5)A withdrawal of $20,000 is made in the eighth policy year;(6)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(7)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $103,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal. •Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $103,000 = $25,750To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($103,000 – $25,750) = $77,250. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $77,250. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $27,750. If you had chosen the 20 year Holding Period, your IPR Guarantee Percentage would have been 150% and the Guaranteed Amount when we issued the policy would have been $154,500. The Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $154,500 = $38,625 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $115,875. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $115,875. Therefore, you would have been eligible to receive a one-time adjustment of $65,875. After the adjustment is paid, the rider will end (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider 4.0–IPR 4.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 4.0 ends). You would not have been eligible to receive this adjustment to your Accumulation Value if you had not purchased the IPR 4.0 Rider. Upon your death, the IPR 4.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 4.0 and the policy. If your spouse chooses to continue the IPR 4.0 and the policy, no death benefit proceeds will be paid upon your death.
New York Life Premier Plus Variable Annuity II | RiderRiskChargeAdjustmentIPRMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
New York Life Premier Plus Variable Annuity II | RiderRiskChargeAdjustmentIPR20Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
New York Life Premier Plus Variable Annuity II | RiderRiskChargeAdjustmentIPR30Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
New York Life Premier Plus Variable Annuity II | RiderRiskChargeAdjustmentIPR40Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Offered Starting [Date]	May 01, 2024
Name of Benefit [Text Block]	Investment Preservation Rider 5.0
Purpose of Benefit [Text Block]	Protects your investment from loss for a specified Holding Period. If, after a specified Holding Period, your Accumulation Value is less than the amount guaranteed, we will make a one-time increase to your Accumulation Value to make it equal to the guaranteed amount.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

In most jurisdictions, includes
an IPR Death Benefit which
is payable upon the death of
the Owner if the Owner dies
before the end of the Holding
Period.
as a percentage of the amount guaranteed)
•Provides no benefit if you
surrender the policy before
the end of the Holding
Period.
•Restricts the availability of
certain investment options.
See APPENDIX 1C.
•Premium payments are
only permitted (a) in the
first Policy Year or (b) after
a specified Holding Period.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset. See the Rate Sheet
Prospectus Supplement for
current applicable reset
rates.

Name of Benefit [Text Block]	Investment Preservation Rider 5.0
Operation of Benefit [Text Block]	Investment Preservation Rider 5.0 (IPR 5.0)The Investment Preservation Rider 5.0 (“IPR 5.0”) is available only at the time of application. While IPR 5.0 is in effect, you may only make premium payments to the policy (a) in the first Policy Year or (b) after the Holding Period End Date. The IPR 5.0 allows you to choose among five (5) different Holding Periods depending on your initial premium payment and whether your policy's M&E Charges are Accumulation Value based or Premium Payment based, as shown on the following chart.
IPR 5.0 Availability by M&E Type and Holding Period
	Accumulation Value–Based M&E Charge					Premium–Based M&E Charge
Minimum Initial Premium Payment	12	13	14	15	20	12	13	14	15	20
$499,999 or less	×	×	×	×	×	√	√	√	√	×
$500,000 or greater	√	√	×	×	×	√	√	√	√	√
If you purchase the IPR 5.0, you will be eligible to receive a one–time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR 5.0 on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose. The IPR 5.0 is available with all Non–Qualified (other than Inherited Non–Qualified policies), IRA, SEP IRA, Simple IRA, Roth IRA, Keogh and Pension policies if the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy had joint Annuitants) are age 75 or younger (70 or younger for the 20–year Holding Period) on the Rider Effective Date. The rider is not available on TSA, Inherited IRA, Inherited Roth IRA or Inherited Non–Qualified policies. With IPR 5.0, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period you chose after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value, or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value pro rata in accordance with your allocations currently on file. If you surrender the policy, amounts paid to you under the IPR 5.0 may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59-½. You may request to reset the guaranteed amount (an “IPR 5.0 Reset”) under certain circumstances, as described below. The IPR 5.0 ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period you choose (See “DESCRIPTION OF BENEFITS–Investment Preservation Rider–IPR 5.0 Death Benefit)” regarding the terms under which such death benefit may continue after the IPR 5.0 ends). The applicable policy anniversary depends on the Holding Period you choose. While the IPR 5.0 is in effect and prior to the Holding Period End Date, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Charge for the Investment Preservation Rider 5.0” and the Rate Sheet Prospectus Supplement for current charges.”) When you make a withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR 5.0 proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount under the IPR 5.0 will be reduced by 10%. Please note that benefits payable under the IPR 5.0 are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved. The IPR 5.0 Guaranteed Amount The Guaranteed Amount under the IPR 5.0 is as follows: For each of the 12, 13, 14, 15 or 20-year Holding Periods, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, plus any Premium Credits applicable to those premium payments, minus all Guaranteed Amount Proportional Reductions made during the rider Holding Period. The percentage used to determine the Guarantee Amount under the IPR 5.0 is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, the IPR Guarantee Percentage will not change for the life of the IPR 5.0. For current percentages applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See APPENDIX 4 for IPR 5.0 Guarantee Percentages that applied to historical purchases.
Calculation Method of Benefit [Text Block]	Example of the Benefit under IPR 5.0 We have set forth below an example of how the benefit from the IPR 5.0 may be realized. In this example, we have assumed the following: (1)IPR 5.0 with a 12-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made. A Premium Credit of $3,000 is applied to your policy;(3)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(4)No additional premium payments are made;(5)No withdrawals are made; and(6)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $103,000. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $103,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $53,000 to make it equal to the Guaranteed Amount of $103,000. Example of the Effects of Withdrawals on IPR 5.0 We have set forth below an example of how the benefit from the IPR 5.0 may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following: (1)IPR 5.0 with a 12-year Holding Period is purchased at the time of application;(2)An initial premium payment of $100,000 is made;(3)A premium credit of $3,000 is applied to your policy;(4)Your IPR Guarantee Percentage is 100%; therefore, the Guarantee Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period.(5)No additional premium payments are made;(6)A withdrawal of $20,000 is made in the eighth policy year;(7)The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and(8)As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000.The Guaranteed Amount when we issued the policy was $103,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal as follows: Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $103,000 = $25,750 To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($103,000 – $25,750) = $77,250. On the Policy Anniversary for the Holding Period you chose, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $77,250. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $50,000 to make it equal to the Guaranteed Amount of $77,250. If you had chosen the 20 year Holding Period, assuming an IPR Guarantee Percentage of 150%, the Guaranteed Amount when we issued the policy would have been $154,500. The Guaranteed Amount Proportional reduction in year eight would have been ($20,000/$80,000) x $154,500 = $38,625 and the Guaranteed Amount after the Guaranteed Amount Proportional Reduction would have been $115,875. On the Policy Anniversary for the 20 year Holding Period, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $115,875. Therefore, you would have been eligible to receive a one-time adjustment of $65,875 After the adjustment is paid, the rider will end. (See “DESCRIPTION OF BENEFITS-Investment Preservation Rider 5.0-IPR 5.0 Death Benefit” regarding the terms under which such death benefit may continue after the IPR 5.0 ends). You would not have been able to receive this adjustment to your Accumulation Value if you had not purchased the IPR 5.0 Rider. Upon your death, the IPR 5.0 and the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be the sole primary beneficiary to continue the IPR 5.0 and the policy. If you spouse chooses to continue the IPR 5.0 and the policy, no death benefit proceeds will be paid upon your death.
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPAmericanCenturySustainableEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPCBREGlobalInfrastructurePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPConservativeAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPEpochUSEquityYieldPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPFidelityInstitutionalAMUtilitiesPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPFloatingRatePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPHedgeMultiStrategyServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPJanusHendersonBalancedPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPMackayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPMackayHighYieldCorporateBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPModerateAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPNaturalResourcesPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPPIMCORealReturnPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainStayVPPineStoneInternationalEquityServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPSP500IndexPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPSmallCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPUSGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonSmallCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWellingtonUSEquityPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPWinslowLargeCapGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | ABVPSRelativeValuePortfolioClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISGrowthFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISNewWorldFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | AmericanFundsISWashingtonMutualInvestorsFundSMClass4Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | BlackRockGlobalAllocationVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | BlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | BNYMellonIPTechnologyGrowthPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | BNYMellonSustainableUSEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | ClearBridgeVariableAppreciationPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioEmergingMarketsBondFundClass2Member
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioIntermediateBondFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | ColumbiaVariablePortfolioSmallCapValueFundClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | DWSAlternativeAssetAllocationVIPClassBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPBondIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPContrafundSMPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPEquityIncomePortfolioSMServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPFundsManager60PortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPHealthCarePortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPInternationalIndexPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonModeratelyAggressiveModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonModerateModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonModeratelyConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | FranklinTempletonConservativeModelPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | JanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | JanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MFSInvestorsTrustSeriesServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MFSResearchSeriesServiceClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MorganStanleyVIFUSRealEstatePortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | NeubergerBermanAMTMidCapGrowthPortfolioClassSMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITIncomePortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITLowDurationPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITShortTermPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PrincipalVCRealEstateSecuritiesAccountClass2Member
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | VoyaGrowthandIncomePortfolioClassSMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | WesternAssetCorePlusVITPortfolioClassIIMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPMackayStrategicBondPortfolioServiceClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainStayVPMacKayUSInfrastructureBondInitialClassMember
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | PIMCOVITTotalReturnPortfolioInstitutionalClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | MainstayVPPineStoneInternationalEquityPortfolioInitialClassMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | BlackRockHighYieldVIFundClassIMember
Prospectus:
Benefit Not Available for Portfolio Company [Flag]	true
New York Life Premier Plus Variable Annuity II | InvestmentPreservationRider50Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | RiderRiskChargeAdjustmentIPR50Member
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	(one–time charge for cancellation of the IPR, IPR 2.0, IPR 3.0, IPR 4.0 and IPR 5.0; calculated as a percentage of the amount guaranteed)*Cancellation charge also applies to cancellation of the IPR under the IPR + ADBR Package
New York Life Premier Plus Variable Annuity II | LivingNeedsBenefitUnemploymentRiderMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Purpose of Benefit [Text Block]	Waives Surrender Charges if the Owner experiences certain “qualifying events” such as: (i) confinement to a health care facility for 60 consecutive days; (ii) terminal illness; or (iii) disability. If the Owner becomes unemployed, the rider waives Surrender Charges on a one-time withdrawal of up to 50% of your Accumulation Value.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000.•Qualifying Event (as defined in the rider) must occur after the Policy Date.•Not available if any Owner has attained age 86 on the Policy Date.•For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply.•Unemployment must be for at least 60 consecutive days.•A determination letter from your state’s Department of Labor is required for unemployment benefit.
Name of Benefit [Text Block]	Living Needs Benefit / Unemployment Rider
Operation of Benefit [Text Block]	Living Needs Benefit/Unemployment RiderThis rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. We include a Living Needs Benefit/Unemployment Rider for all types of policies. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the Unemployment portion of the rider is not available. The Living Needs Benefit/Unemployment Rider will waive all surrender charges (or a portion of surrender charges in the case of Unemployment), if you provide satisfactory proof that the Owner has experienced a Qualifying Event (as defined below). In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. For the Unemployment portion of the rider, we will waive surrender charges on a one-time withdrawal of up to 50% of your Accumulation Value. Surrender charges will apply on amounts withdrawn in excess of that amount and on subsequent withdrawals. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date. If the Owner(s) is not a natural person, all restrictions and benefits of the rider are based on the Annuitant. The types of Qualifying Events are defined as follows: (a)Health Care Facility (defined as a state licensed/certified nursing home/assisted living facility): The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.(b)Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.(c)Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months. We may require proof of continued disability as of the date of the withdrawal.(d)Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.
Calculation Method of Benefit [Text Block]	For example, if an Owner with $100,000 in Accumulation Value experiences one of the Qualifying Events described in (a) – (c) above in Policy Year 3, he or she will be able to take withdrawals from his or her policy without having to pay a surrender charge on such withdrawals for as long as the Owner satisfies the conditions of eligibility. If the Owner were to experience the Qualifying Event of Unemployment in (d) in Policy Year 3, he or she would be able to make a one-time withdrawal of up to $50,000 without having to pay a surrender charge on such withdrawal. If he or she were to withdraw in excess of $50,000, he or she would pay a surrender charge on the amount exceeding $50,000 and on any subsequent withdrawals. You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
New York Life Premier Plus Variable Annuity II | FutureIncomeRidernolongeravailableforapplicationssignedonorafterMay12017Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Future Income Rider (no longer available for applications signed on or after May 1, 2017)
Purpose of Benefit [Text Block]	Allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s).
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•A Future Income Purchase will proportionally reduce the guaranteed amounts under an investment preservation rider or your death benefit.•Future Income Payment amounts are based on a variety of factors in effect at the time of each Future Income Purchase•Amounts used for a Future Income Purchase are no longer available for withdrawal or annuitization.•Future Income Start Date is subject to minimum and maximum waiting periods.
Name of Benefit [Text Block]	Future Income Rider (no longer available for applications signed on or after May 1, 2017)
Operation of Benefit [Text Block]	The Future Income RiderThe Future Income Rider (“FIR”) is not available for applications signed on or after May 1, 2017. The FIR was included with most policies issued prior to May 1, 2017 at no additional charge (other than certain qualified plans; see APPENDIX 2 for more information). The FIR allows you to apply a portion of your policy’s Variable Accumulation Value to purchase a stream of guaranteed annuity Income Payments for the lifetime of the Annuitant(s) (a “Future Income Purchase”), starting on the Future Income Start Date. Future Income Purchases are maintained in NYLIAC’s general account, and guarantees under the FIR are backed solely by the claims–paying ability of the NYLIAC general account. Future Income Purchases. You can choose if and when to make a Future Income Purchase, subject to an initial waiting period. Generally, you must wait until after the first Policy Anniversary following a Premium Payment to make a Future Income Purchase using amounts from that Premium Payment. However, before the first Policy Anniversary, you can make Future Income Purchases that are less than or equal to the amount by which the Accumulation Value exceeds the value of Premium Payments during that time. After the waiting period, you can make a Future Income Purchase at any time before you annuitize the policy and until two years before the Future Income Start Date. You choose a Future Income Start Date when you make your first Future Income Purchase. Currently, there is no limit on the total number of Future Income Purchases you can make while your policy is in effect. However, in the future we may limit the total number of Future Income Purchases you can make. If we decide to impose a limit, we will provide you with at least thirty (30) days’ notice. Future Income Purchases are not required. The minimum Future Income Purchase amount is $5,000 for the initial Future Income Purchase, and $100 for subsequent purchases. Total Future Income Purchases cannot be more than $1,000,000. You can make no more than twelve (12) Future Income Purchases in any Policy Year. Future Income Purchases are made through deductions taken from your Policy’s Variable Accumulation Value. To make a Future Income Purchase, you can send a written request to one of the addresses provided the “CONTACTING NYLIAC” section of this Prospectus. We will process your request at the close of the Business Day on which it is received by NYLIAC. NYLIAC may limit total Future Income Purchases to 25% of Accumulation Value in a given Policy Year. If we decide to impose a limit, we will provide you with at least thirty (30) days’ notice. When you make a Future Income Purchase, you can specify from which Investment Divisions the Future Income Purchase amount should be deducted. You can choose to fund the Future Income Purchase with a pro–rata deduction from all your Investment Divisions, or you can select particular Investment Divisions from which to deduct the Future Income Purchase amount, unless you have elected one of the investment preservation riders. Because of the Investment Division restrictions with one of the investment preservation riders, deductions from the Investment Divisions for Future Income Purchase will be made on a pro–rata basis while the applicable investment preservation rider is in effect. You cannot use amounts in the DCA Advantage Account or the Fixed Account for a Future Income Purchase. There are no surrender charges on amounts deducted from your Variable Accumulation Value to make a Future Income Purchase. For the purposes of calculating the guaranteed amount under the applicable investment preservation rider or the amount of a death benefit under the base policy or the ADBR, a Future Income Purchase will be considered to be a withdrawal from the policy and will proportionally reduce the guaranteed amounts under these riders. You can also make Future Income Purchases on a recurring basis by setting up systematic Future Income Purchases. The VPSC must receive a completed Future Income Purchase Form requesting systematic purchases at least five (5) Business Days before the date purchases are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request purchases to begin, the systematic purchases will begin the month following the receipt of your request on the day of the month you specified, or if that day is not a Business Day, on the next Business Day. The amount of future income purchased depends on the Future Income Purchase rate in effect on the day you make the purchase, as determined by NYLIAC, well as other factors, including the Age and sex of the Annuitant(s), the Future Income Purchase amount and the length of time before Future Income Payments are scheduled to begin. After each Future Income Purchase, we will send you a confirmation statement containing the amount of income you purchased. You can cancel a Future Income Purchase by sending a written notice to one of the addresses provided in the “CONTACTING NYLIAC” section of this Prospectus within ten (10) days after you receive written confirmation of that Future Income Purchase. If you do not cancel a Future Income Purchase, it will be deemed final and will be used to provide the Future Income Payment amount noted in the confirmation. Once final, the amount of the Future Income Purchase cannot be returned to the Investment Divisions and cannot be withdrawn or surrendered. If you cancel a Future Income Purchase, you cannot make another Future Income Purchase for ninety (90) days from the date of the cancelled purchase. Any Variable Accumulation Value used for a Future Income Purchase can only be accessed through the receipt of Future Income Payments, starting on the Future Income Start Date. Once a portion of your Variable Accumulation Value is used to make a Future Income Purchase, it is no longer available to you on a full or partial surrender of your Policy, or upon a full or partial annuitization, unless the Future Income Purchase is reversed during the cancellation period. Accordingly, before making a Future Income Purchase, you should consider your liquidity needs. Variable Accumulation Value used to make Future Income Purchases is no longer invested in the Investment Divisions and will not earn any interest. Future Income Payments. If an Annuitant is living, we will make Future Income Payments to the Payee you designate, beginning on the Future Income Start Date. Future Income Payments will continue for the lifetime of the Annuitant (or last surviving Annuitant, for joint Annuitant policies). The amount of a Future Income Payment is based on, among other things, the Future Income Purchase rates in effect when you make the Future Income Purchase, the Age and sex of the Annuitant(s), the Future Income Purchase amount and the length of time before Future Income Payments are scheduled to begin. The guaranteed lifetime income from the FIR could be higher or lower than the amount you might receive if you purchased a similar product that is offered by us or by another company. If you choose to make multiple Future Income Purchases, the amount of your Future Income Payments will be greater after each purchase. We will send you a written confirmation of the change in the Future Income Payment amount after each purchase. Please refer to the rider Data Page for more information about how the Future Income Purchase rate and the resulting Future Income Payment amount are determined. Full or partial surrenders or annuitizations will not affect Future Income Payment amounts. Please note, however, even if you surrender the Policy, we will not make any Future Income Payments until the Future Income Start Date. You can make a one–time change to the Future Income Start Date that you chose when you made your first Future Income Purchase. The earliest Future Income Payment Start Date you can change to is thirteen (13) months from the date of your last Future Income Purchase, and the latest date is five (5) years after the original Future Income Start Date you chose, or the year in which the Annuitant (oldest joint Annuitant, if applicable) is age 85, if earlier. Note, however that with Traditional IRA policies, the Future Income Start Date cannot be deferred later than April 1 of the year following the year when the Owner reaches their applicable age (see “DISTRIBUTIONS UNDER THE POLICY – Required Minimum Distributions”). For Qualified Policies, a change in the Future Income Start Date to an earlier date may be subject to Code restrictions applicable to required minimum distributions. If a change in the Future Income Start Date would result in Future Income Payments that violate those Code restrictions, we will inform you that you may revise your request to an allowable Future Income Start Date. If the Future Income Start Date is accelerated by five (5) years or less, we will increase the Future Income Payments, if necessary, to an amount that will satisfy Code restrictions. Accelerating the Future Income Start Date would likely result in a lower Future Income Payment and deferring the date would likely result in a higher payment. However, if you defer the date, you increase the chance that you may die before payments begin, or you could receive fewer payments before you die. If you choose to change the Future Income Start Date, the interest rate for recalculating your Future Income Payments will be determined according to a formula that appears on your rider Data Page. The formula includes a factor that will increase the interest rate used to recalculate the Future Income Payments for accelerations and decrease the interest rate used to recalculate Future Income Payments for deferrals. The rider Data Page has additional information about how accelerating or deferring the Future Income Start Date will affect your Future Income Payments. APPENDIX 2 has information about restrictions on Income Start Dates under qualified plans. To change the Future Income Start Date, you must send the VPSC a request in writing or by any other method we make available, to one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. If the Annuitant is living on the Future Income Start Date, we will make Future Income Payments under the life with cash refund option to the designated Payee. For Non–Qualified Policies only, you also have the option to receive any eight (8) consecutive Future Income Payments in advance in a lump sum. This option can be exercised only three (3) times over the life of the Policy. This option is not available if you are under age 59½. Death Benefits under the FIR. Death benefits under the FIR are in addition to death benefits payable under the base policy, which are described in “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement” and death benefits under the optional Annual Death Benefit Reset Rider, which are described in “DESCRIPTION OF BENEFITS—Annual Death Benefit Reset (ADBR) Rider”. If you have made a Future Income Purchase, the FIR provides for the following death benefits: •If the Policy ends due to the death of an Owner or Annuitant before the Policy is annuitized (i.e. when Income Payments under the policy begin) and before the Future Income Start Date, the FIR ends and we will pay the Beneficiary a death benefit in an amount equal to the cumulative Future Income Purchases.•If the Policy ends because an Owner or Annuitant dies before the policy is annuitized and after the Future Income Start Date, we will continue to make Future Income Payments to the Payee, while an Annuitant is living. If no Annuitant is living or when the Annuitant dies (last surviving Annuitant for joint Annuitant policies), we will pay to your Beneficiary, even if the Payee is still living, a death benefit, if any, in an amount equal to the cumulative Future Income Purchases less the sum of Future Income Payments made as of the date of death of the Annuitant (last surviving Annuitant for joint Annuitant policies). The Payee is the individual or entity you have designated to receive Future Income Payments.•If an Owner dies after the policy is annuitized and before the Future Income Start Date, the FIR ends and we will pay the Beneficiary a death benefit in an amount equal to the cumulative Future Income Purchases even if an Annuitant is still living.•If an Owner dies after the policy is annuitized and after the Future Income Start Date, we will continue making Future Income Payments to the Payee while an Annuitant is living. If the Payee dies before the Annuitant, then we will make Future Income Payments to the Annuitant, unless you specify otherwise. If no Annuitant is living, or when the Annuitant dies (last surviving Annuitant for joint Annuitant policies), we will pay the Beneficiary, even if the Payee is still living, a death benefit, if any, in an amount equal to the cumulative Future Income Purchases less the sum of Future Income Payments made as of the date of death of the Annuitant (last surviving Annuitant for joint Annuitant policies).Death of an Annuitant under the FIR If the policy is issued with one Annuitant, who is not the Owner, and the Annuitant dies before the Future Income Start Date, then you (the primary Owner) become the new Annuitant. We will increase the Variable Accumulation Value by an amount equal to the cumulative Future Income Purchases made while the Annuitant was living. We will apply the increase to the Investment Divisions on a pro–rata basis, based on the allocations in effect as of the date of the Annuitant’s death. We will make this adjustment as of the date we receive proof of death for the Annuitant. No Future Income Payments will be made with the Future Income Purchases based on the original Annuitant’s life. However, the Owner (who is now the new Annuitant) may make subsequent Future Income Purchases based on his or her own life. For joint Annuitant policies, if an Annuitant who is not an Owner dies prior to the Future Income Start Date, you cannot add a new joint Annuitant, and we will not make any adjustments to the Variable Accumulation Value when a non–Owner Annuitant dies. You may continue to make Future Income Purchases based on the life of the surviving Annuitant. These purchases will be added to any joint life Future Income Purchases, made prior to the Annuitant’s death, to provide Future Income Payments at the Future Income Start Date. Spousal Continuation and the FIR If the Owner dies before annuitizing the policy, and the Owner’s spouse is eligible to continue the policy (see “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”, below), the following will occur if your spouse continues the policy: •If you die before the Future Income Start Date, and you were the only Annuitant, and you have not made any Future Income Purchases, your Spouse may make Future Income Purchases based on his or her own life as the new Annuitant, subject to certain limitations specified in the FIR.•If you die before the Future Income Start Date, and you were the only Annuitant, and you made Future Income Purchases, we will not make any Future Income Payments based on those Future Income Purchases. Instead, we will increase the Policy’s Variable Accumulation Value by an amount equal to the total Future Income Purchases. We will apply the increase on a pro–rata basis, based on the Investment Division allocations in effect as of the date of your death. We will make this adjustment as of the date we receive proof of death for you. Following this adjustment, your spouse, who is now the Annuitant, may make Future Income Purchases based on his or her own life, subject to certain limitations in the FIR.•If you and your spouse were joint Annuitants, after you die your spouse may make Future Income Purchases based on his or her own life, subject to certain limitations in the FIR, even if you made joint–life Future Income Purchases prior to your death. We will apply all Future Income Purchases that either or both of you made to Future Income Payments at the Future Income Start Date.•If you were not an Annuitant, after you die your spouse may make Future Income Purchases based on the life of the Annuitant, or joint Annuitants, as applicable, and subject to the limitations of the FIR. We will apply all Future Income Purchases that either or both of you made to Future Income Payments.If you die after the Future Income Start Date but before annuitizing the policy, the following will occur: •We will continue to make Future Income Payments to the Payee for as long as an Annuitant is living. Your spouse may continue the policy.
Calculation Method of Benefit [Text Block]	Set forth below is an example of how the benefit under the FIR may be realized. In this example, we have assumed the following: (1)The policyowner is a 60-year-old woman in her fourth Policy Year;(2)The policy has $100,000 of Accumulation Value;(3)On May 1, 2021, the policyowner purchases $15,000 in Future Income with the Cash Refund Income Option and has chosen a Future Income Start Date of May 1, 2025; and(4)The Accumulation Value of the policy decreased to $85,000 as a result. No surrender charges are assessed;Based on the rate in effect for this policyowner on May 1, 2021, the policyowner will receive annual income starting on May 1, 2025 in the amount of $755.28.
New York Life Premier Plus Variable Annuity II | FutureIncomeRidernolongeravailableforapplicationssignedonorafterMay12017Member | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	May 01, 2017
New York Life Premier Plus Variable Annuity II | AutomaticAssetRebalancingMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Variable Accumulation Value (either quarterly, semi–annually, or annually) to maintain the percentage allocated to each Investment
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
	Division at a pre–set level.		and a minimum of $2,500 to continue it as scheduled.

Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	Automatic Asset RebalancingThis policy feature, which is available at no additional cost, allows you to automatically maintain the percentage of your Variable Accumulation Value allocated to each Investment Division at a pre-set level. Unless you opt out of AAR on your application or in a subsequent notice, your policy will be subject to AAR. AAR works as follows: You might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP MacKay Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP PineStone International Equity Investment Division . Over time, the fluctuations in returns from each of these Investment Divisions will shift the percentages of your Variable Accumulation Value in each Investment Division. Using AAR, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. AAR also applies if your Variable Accumulation Value is allocated to an Asset Allocation Model. You can choose to have AAR transfers made on your quarterly, semi-annual, or annual Policy Anniversary. If at any time you elect not to use the AAR feature and then change your mind, you must send a completed AAR request form to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or by any other method we make available. The VPSC must receive the completed AAR request form at least five Business Days before the date that the rebalancing is scheduled to begin. If we receive your completed AAR request form for this option less than five Business Days prior to the date you request rebalancing to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed AAR requests are not currently accepted; however, we reserve the right to accept them at our discretion. You may modify an existing AAR by contacting us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. We will suspend AAR automatically if the Variable Accumulation Value is less than $2,500 on a reallocation date. Once the Variable Accumulation Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. AAR may be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangement. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer. You may cancel the AAR feature at any time by sending a written cancellation request in Good Order to the VPSC or by contacting us by phone or online as described in the “CONTACTING NYLIAC” section of this Prospectus. You may not elect the AAR feature if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.
New York Life Premier Plus Variable Annuity II | TraditionalDollarCostAveragingMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Cannot be used with the Automatic Asset Rebalancing option, or with an investment preservation rider.•For premium based M&E Charge policies, amounts cannot be transferred to the Fixed Account (if applicable).•You must have a minimum Accumulation Value of $2,500 to elect this option, and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Traditional Dollar Cost Averaging
Operation of Benefit [Text Block]	Traditional Dollar Cost Averaging (not available with the investment preservation riders)This option, which is available at no additional cost, permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. Please note that for Premium based Base Contract Charge policies, amounts cannot be transferred to the Fixed Account (if applicable) You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use traditional dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion. NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under the Dollar Cost Averaging Option, the VPSC must have received a completed Dollar Cost Averaging request form in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, you must send a written cancellation request in Good Order to the VPSC or contact us by phone at the number provided in the “CONTACTING NYLIAC” section of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Rebalancing option. However, you have the option of alternating between these two features.
New York Life Premier Plus Variable Annuity II | TheDCAAdvantageAccountMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	The DCA Advantage Account
Purpose of Benefit [Text Block]	Allows you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment of at least $2,000 is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments and pays you interest on amounts remaining in the DCA Advantage Account.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
the DCA Advantage Account (including principal and interest) are payable from NYLIAC's general account and are subject to its claims-paying ability.

Name of Benefit [Text Block]	The DCA Advantage Account
Operation of Benefit [Text Block]	The DCA Advantage AccountThis feature, which is available at no additional cost, permits you to set up automatic dollar cost averaging using the DCA Advantage Account when an initial premium payment or a subsequent premium payment is made. The DCA Advantage Account transfers amounts automatically to the Investment Divisions you choose in six monthly increments, as described below. We credit amounts in the DCA Advantage Account with interest. You can request the DCA Advantage Account in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing or Interest Sweep. To set up a DCA Advantage Account you must send a completed DCA Advantage Account request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
Calculation Method of Benefit [Text Block]	If you wish to allocate to the DCA Advantage Account, each premium payment you allocate to it must be at least $2,000. If your payment is less than the $2,000 minimum, it will not be allocated to the DCA Advantage Account. Instead, it will be automatically applied to the Investment Divisions that you have specified to receive transfers from the DCA Advantage Account. You must specify the Investment Divisions or available Asset Allocation Model into which transfers from the DCA Advantage Account are to be made. However, you may not select the DCA Advantage Account if its duration would extend beyond the Annuity Commencement Date. You may not make transfers from the DCA Advantage Account into the Fixed Account. We do not count transfers out of the DCA Advantage Account as part of your 12 free transfers each Policy Year. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Account. For example, the amount of the first monthly transfer out of the DCA Advantage Account will equal 1/6 of the value of the DCA Advantage Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the remainder of the balance, respectively, of the value of the DCA Advantage Account on the date of each transfer. You may not have more than one DCA Advantage Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Account that is already open will be allocated to that same DCA Advantage Account and will earn the same interest rate. The entire value of the DCA Advantage Account will be completely transferred to the Investment Divisions or Asset Allocation Model within the duration specified. For example, if you allocate an initial premium payment to the DCA Advantage Account under which the 6-month term will end on December 31 and you make a subsequent premium payment to the 6-month DCA Advantage Account before December 31, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Account already opened and transfer the entire value of the 6-month DCA Advantage Account to the Investment Divisions or Asset Allocation Model by December 31 even though a portion of the money was not in that DCA Advantage Account for the entire 6-month period. If an additional premium payment of $2,000 or more is allocated to the DCA Advantage Account after the duration has expired, the DCA Advantage Account will be re–activated and will earn the interest rate in effect on the Business Day the new premium payment is received at the VPSC. You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Account. We will make partial withdrawals and transfers first from the DCA Advantage Account Accumulation Value attributed to the initial premium payment and then from the DCA Advantage Account Accumulation Value attributed to subsequent allocations in the order received. You cannot make transfers into the DCA Advantage Account from any Allocation Option.
New York Life Premier Plus Variable Annuity II | InterestSweepMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Interest Sweep
Purpose of Benefit [Text Block]	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Frequency of the transfers can be monthly, quarterly, semi–annually, or annually.•You must have a minimum of $2,500 in the Fixed Account to elect this option (but this amount may be reduced at our discretion) and a minimum of $2,000 to continue as scheduled.
Name of Benefit [Text Block]	Interest Sweep
Operation of Benefit [Text Block]	Interest SweepThis optional benefit, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or an available Asset Allocation Model. You must specify the Investment Divisions and/or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually, or annually), and the day of each calendar month to make the transfers (except the 29th, 30th, and 31st of a month). NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). To request an Interest Sweep transfer, you must send an Interest Sweep request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If the VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. The Interest Sweep option may be utilized in addition to traditional Dollar Cost Averaging, Automatic Asset Rebalancing, or the DCA Advantage Account. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Rebalancing and the DCA Advantage Account. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Rebalancing option or the DCA Advantage Account, we will process the Interest Sweep transfer first. You may cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to the VPSC or contact us by telephone as described in the “CONTACTING NYLIAC” section of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,000, or such a lower amount as we may determine. To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. You may also process an Interest Sweep transfer by any other method we make available. The VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If the VPSC does not receive an Interest Sweep request form in Good Order at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | PreviouslyOffered2Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderReset20YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen212YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen212YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen213YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen213YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen214YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen215YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRResetandRiderResetGen220YearHoldingMember | PreviouslyOffered3Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR50Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR50Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR50Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR50Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR50Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | PaymentsReturnedMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	0
New York Life Premier Plus Variable Annuity II | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	25
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Premier Plus Variable Annuity II | RRCAIPR1012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR3012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR4012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR5012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR2012YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR1013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR2013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR3013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR4013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR5013YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR1014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR2014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR3014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR4014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR5014YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR1015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR2015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR3015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR4015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR5015YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR1020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR2020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR3020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR4020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
New York Life Premier Plus Variable Annuity II | RRCAIPR5020YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Plus Variable Annuity II | AnnualDeathBenefitResetRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
New York Life Premier Plus Variable Annuity II | IPR12YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPR13YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR14YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Plus Variable Annuity II | IPR15YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
New York Life Premier Plus Variable Annuity II | IPR20YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRGen212YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
New York Life Premier Plus Variable Annuity II | IPRGen213YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
New York Life Premier Plus Variable Annuity II | IPRGen214YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPRGen215YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRGen220YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRRGen212YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRRGen212YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRRGen213YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRRGen213YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPRRGen213YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRRGen214YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRRGen214YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRRGen214YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRRGen215YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRRGen215YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRRGen215YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRRGen220YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRRGen220YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPRRGen220YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR2012YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.95%
New York Life Premier Plus Variable Annuity II | IPR2013YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%
New York Life Premier Plus Variable Annuity II | IPR2014YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPR2015YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR2020YearHoldingMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR20Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20Gen212YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Plus Variable Annuity II | IPR20Gen213YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR20Gen214YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20Gen215YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR20Gen220YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetGen212YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetGen213YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetGen214YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetGen215YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetGen220YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR3012YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.85%
New York Life Premier Plus Variable Annuity II | IPR3013YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR3014YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR3015YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR3020YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR30Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR30Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR30Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR30Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR30Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR4012YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Plus Variable Annuity II | IPR4013YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR4014YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPR4015YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPR4020YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Plus Variable Annuity II | IPR40Reset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR40Reset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR40Reset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR40Reset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR40Reset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | AccidentalDeathBenefitRiderMember
Prospectus:
Optional Benefits Footnotes [Text Block]	The minimum fee reflects the current charge for the Annual Death Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the Investment Preservation Rider or Investment Preservation Rider 2.0 (12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
New York Life Premier Plus Variable Annuity II | AccidentalDeathBenefitRiderMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Offered Ending [Date]	May 01, 2016
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
New York Life Premier Plus Variable Annuity II | ADBRRiderChargeage65oryoungerMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
New York Life Premier Plus Variable Annuity II | ADBRRiderChargeage66to75Member | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
New York Life Premier Plus Variable Annuity II | IPRandADBRPackageMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPRandADBRPackageMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2015
Offered Ending [Date]	Apr. 30, 2016
New York Life Premier Plus Variable Annuity II | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar Cost Averaging ProgramsThe main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit in rising markets or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either of the Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]	We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP Wellington U.S. Equity—Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:
Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33
Total	$400	$38.00	43.83
The average unit price is calculated as follows:
Total unit price	=	$38.00	=	$9.50
Number of months		4
The average unit cost is calculated as follows:
Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83
In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four-month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2019
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetMember | PreviouslyOffered2Member
Prospectus:
Offered Starting [Date]	May 01, 2016
Offered Ending [Date]	Nov. 12, 2017
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2019
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetMember | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2019
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2019
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPR30ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPR40ResetandRiderResetMember | PreviouslyOffered1Member
Prospectus:
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | IPR50ResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | IPRGen2Member | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2016
Offered Ending [Date]	Apr. 30, 2017
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetGen2Member
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetGen2Member | PreviouslyOffered1Member
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2019
New York Life Premier Plus Variable Annuity II | IPRResetandtheRiderResetGen2Member | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2019
Offered Ending [Date]	Apr. 30, 2024
New York Life Premier Plus Variable Annuity II | IPR20Gen2Member | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	Nov. 13, 2017
Offered Ending [Date]	Apr. 30, 2018
New York Life Premier Plus Variable Annuity II | IPR20ResetandRiderResetGen2Member
Prospectus:
Offered Starting [Date]	May 01, 2024
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage12YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage13YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage14YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage15YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
New York Life Premier Plus Variable Annuity II | IPRportionoftheIPRPlusandADBRPackage20YearMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Plus Variable Annuity II | IPRReset12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRReset13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRReset14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRReset15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPRReset20YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | IPR50ResetMember
Prospectus:
Offered Starting [Date]	May 01, 2024
Operation of Benefit [Text Block]	IPR 5.0 Reset: You can decide to reset to increase the IPR Guaranteed Amount under the IPR 5.0. You may request to reset the Guaranteed Amount at any time while the IPR 5.0 is in effect as long as (a) the Owner (oldest Owner, if the Policy is jointly owned) and the Annuitant (oldest Annuitant, if there are joint Annuitants) are age 75 or younger (for the 12, 13, 14 and 15 year Holding Periods), or age 70 or younger (for the 20 year Holding Period) and (b) prior to the reset, the Accumulation Value multiplied by the IPR Guarantee Percentage (as reflected in your policy) is greater than the Guaranteed Amount. For a reset, you must send a written request in Good Order to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”) and, at such time, the Guaranteed Amount will be increased to the IPR Guarantee Percentage (as reflected in your IPR rider data page) of the Accumulation Value as of the Rider Reset Effective Date. After the reset(s), Guaranteed Amount Proportional Reductions still apply to the new Holding Period. Additionally, upon reset of policies purchased on or before November 12, 2023, the terms of the IPR Death Benefit for the 20 year Holding Period are also reset so that the Owner must hold the rider for the new minimum waiting period (within two years of the new Holding Period End Date), for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. For resets under policies purchased on or after November 13, 2023, for any Holding Period selected, where the Guarantee Percentage under the IPR 5.0 is 101% or more, the terms of the IPR Death Benefit are also reset so that the death of the Owner must be within or after the last two years of the new Holding Period End Date in order for the IPR Death Benefit to equal the Guaranteed Amount; if the death of the Owner is earlier than within two years of the new Holding Period End Date, the IPR Death Benefit will be the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. Please be advised that the charge you pay for the IPR 5.0 after you elect to reset may be different than the charges you paid prior to the Rider Reset Effective Date; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “TABLE OF FEES AND EXPENSES.” Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after the reset. In addition, upon reset, your allocation restrictions may change. Please consult your registered representative before exercising your right to reset. If you elect to reset, a new rider Holding Period with the same duration as the original rider Holding Period will begin as of the Rider Reset Effective Date. This means, for example, if you purchase IPR 5.0 with a 12 year Holding Period, and you elect to reset in policy year four (4), a new 12 year Holding Period will begin on the Policy Anniversary immediately following the date we receive your request to reset. You will not be eligible to receive a one–time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new rider Holding Period. We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information. A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the Guaranteed Amount, Holding Period, Holding Period End Date, Rider Effective Date (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR 5.0 Charge or Rider Risk Charge Adjustment, if applicable.
Calculation Method of Benefit [Text Block]	Example of an IPR 5.0 Reset In this example we have assumed the following: (1)IPR 5.0 with a 12-year Holding Period is purchased at the time of application:(2)An initial premium payment of $100,000 is made. A Premium Credit of $3,000 is applied to your policy;(3)Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the sum of all premium payments that we receive in the first Policy Year, plus any Premium Credits applicable to those premium payments, less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;(4)No additional premium payments are made;(5)On Policy Year 4, after deduction of all cumulative policy fees and charges, your Accumulation Value increases due to market gain to $130,000;(6)Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary;(7)After the reset, your new Guaranteed Amount is $130,000; and(8)Your Holding Period End Date is extended an additional 12 years (Policy Year 16).IPR Investment Restrictions If you purchase IPR 5.0, there will be limitations on how you allocate your premium payments. You will be allowed to allocate your premium payments to the Investment Divisions and the DCA Advantage Account subject to the restrictions set forth in APPENDIX 1C (for the 12–15 and 20–year Holding Period options). The Fixed Account is not available while the IPR 5.0 is in effect and prior to the Holding Period End Date. Upon any termination of the IPR 5.0, the Fixed Account will be an available investment option. If you purchase the IPR 5.0, there will be limitations on how you allocate to the Investment Divisions. You may allocate your premium payment to Investment Divisions in the Asset Allocation Categories in accordance with the specified thresholds. Individual transfers between Investment Divisions and the DCA Advantage Account are not allowed. If you wish to complete an individual transfer between the Investment Divisions, you must send a reallocation form to the VPSC at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus. Each policy quarter, we will automatically rebalance your current allocations to conform to your most recent allocation instructions. The Investment Division restrictions associated with the IPR 5.0 seek to moderate overall volatility or hedge against down–market volatility and may limit your participation in positive investment performance. Other investment options that are available if you do not purchase the IPR 5.0 may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the Investment Division restrictions associated with the IPR 5.0 meet your investment objectives and risk tolerance. The Asset Allocation Categories available with IPR 5.0 are set forth in APPENDIX 1C (for the 12–15 and 20–year Holding Period options). If you choose an IPR Reset, the restrictions on investment allocations may change. These changes could include an adjustment to the minimum and/or maximum allocation percentages available under the Asset Allocation Categories, adding or removing Asset Allocation Categories, or discontinuing the availability of the DCA Advantage Account. The Effects of Cancelling IPR 5.0 You may cancel the IPR 5.0 within thirty (30) days after delivery of the policy without incurring the Rider Risk Charge Adjustment. To cancel, you must return the IPR 5.0 to the VPSC at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR 5.0 and refund any IPR 5.0 charges which may have been deducted. After this 30–day period, you still have the right to discontinue the IPR 5.0, however, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any IPR 5.0 charges that may have been deducted. (See “CHARGES AND DEDUCTIONS–Optional Benefit Expenses–Rider Risk Charge Adjustment for IPR, IPR 2.0, IPR 3.0, IPR 4.0 or IPR 5.0 (Cancellation Charge).”) Certain jurisdictions may not permit us to assess a Rider Risk Charge Adjustment; for more information, contact your registered representative or see “APPENDIX 3 –State Variations”. The cancellation of the IPR 5.0 after the 30 day period will be effective as of the date VPSC receives your cancellation request. You should consider the cost of cancelling the IPR 5.0 prior to purchasing it. The IPR 5.0 will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one–time adjustment to your Accumulation Value. Therefore, you should purchase the IPR 5.0 only if you intend to keep the policy for at least the rider Holding Period you choose (12, 13, 14, 15 or 20 years). In most jurisdictions, the IPR 5.0 will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. The Effects of Withdrawals on IPR 5.0 Any withdrawal (including required minimum distributions from IRAs) reduces the Guaranteed Amount proportionally and the amount of charges assessed for the IPR 5.0. While the IPR 5.0 is in effect, withdrawals will be deducted proportionally from the Allocation Options. However, please note that charges assessed for the IPR 5.0 prior to the date of any withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted. It is important to note that if you make any withdrawals (including required minimum distributions from IRAs) while the IPR 5.0 is in effect, you may not be able to receive the full value of the IPR 5.0. The reduction in the Guaranteed Amount may be significant and could be greater than the actual amount withdrawn. This may occur when you request a withdrawal at a time when your Accumulation Value is lower than the Guaranteed Amount. As a result, the IPR 5.0 may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period you choose. You should consult your tax advisor if you have any questions about the use of the IPR 5.0 in your tax situation.
New York Life Premier Plus Variable Annuity II | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees that your beneficiaries will receive the greatest of: (i) your Accumulation Value, less any Premium Credits applied within the 12 months immediately preceding death; (ii) the Return of Premium Death Benefit; or (iii) the Step-up Death Benefit.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit (possibly by an amount substantially greater than the actual amount withdrawn).
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	The Standard Death Benefit – Death Before Annuity CommencementUnless amended by any rider attached to the policy, if the Owner dies prior to the Annuity Commencement Date, we will pay the Standard Death Benefit amount as proceeds to the designated Beneficiary(ies), as of the date the VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS— Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of: (a)the Accumulation Value less any Premium Credits applied within the 12 months immediately preceding death (in states where permitted); or(b)the Return of Premium Death Benefit; or(c)the Step–up Death Benefit.If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Investment Division, the Fixed Account and the DCA Advantage Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. The remaining balance in the policy after paying each Beneficiary will remain in each Allocation Option in which the policy was invested as of the date we received proof of death in Good Order. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time. We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds: (i)under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or(ii)under another Income Payment option we may offer at the time.Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 3 –State Variations.” We will make any distribution or application of policy proceeds within 7 days after the VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “The POLICIES—Delay of Payments.”)
Calculation Method of Benefit [Text Block]	How the Standard Death Benefit is Calculated Here is an example of how the Standard Death Benefit is calculated. Assume that: (1)You purchase this policy with a $200,000 premium payment (no additional premium payments are made); a Premium Credit of $6,000 is applied to this payment;(2)A $20,000 withdrawal is made at the end of the second Policy Year, and the Accumulation Value immediately preceding the withdrawal is $240,000;(3)The Accumulation Value as of the eighth Policy Anniversary is $225,000; and(4)You die in the ninth Policy Year, and the Accumulation Value upon death is $175,000At issue, the Adjusted Death Benefit Premium Payments are equal to $200,000 Due to the $20,000 withdrawal at the end of the second Policy Year, the Adjusted Death Benefit Premium Payments were reduced by $16,666.67, calculated as follows: ($20,000 / $240,000) * $200,000 = $16,666.67. Upon death in the ninth policy year, the Standard Death Benefit is $225,000, which is the greater of: a)the Accumulation Value upon death= $175,000, orb)Premium payments less any Return of Premium Death Benefit Proportional Withdrawal;= $183,333.33 (calculated as follows: $200,000 - $16,666.67 = $183,333.33), orc)The Step-Up Death Benefit;=$225,000 (in most jurisdictions, the Step-up Death Benefit would be the Accumulation Value as of the eighth Policy Anniversary; in New York, for policies with an application signed on or after November 13, 2023, the Step-up Death Benefit would be the Accumulation Value as of the seventh Policy Anniversary)In this example, your Beneficiary would receive $225,000.
New York Life Premier Plus Variable Annuity II | AccumulationValuebasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Plus Variable Annuity II | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.60%
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%
New York Life Premier Plus Variable Annuity II | AccumulationValuebasedMember | DuringtheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.60%
Base Contract Expense (of Other Amount), Current [Percent]	1.60%
New York Life Premier Plus Variable Annuity II | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.40%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
New York Life Premier Plus Variable Annuity II | AccumulationValuebasedMember | AftertheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.40%
Base Contract Expense (of Other Amount), Current [Percent]	1.40%
New York Life Premier Plus Variable Annuity II | PremiumbasedMember
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 30
New York Life Premier Plus Variable Annuity II | PremiumbasedMember | DuringtheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.70%
Base Contract Expense (of Average Account Value), Current [Percent]	1.60%
New York Life Premier Plus Variable Annuity II | PremiumbasedMember | DuringtheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.70%
Base Contract Expense (of Other Amount), Current [Percent]	1.70%
New York Life Premier Plus Variable Annuity II | PremiumbasedMember | AftertheSurrenderChargePeriodMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.50%
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%
New York Life Premier Plus Variable Annuity II | PremiumbasedMember | AftertheSurrenderChargePeriodMember | Previously Offered [Member]
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.50%
Base Contract Expense (of Other Amount), Current [Percent]	1.50%